    As filed with the Securities and Exchange Commission on April 29, 2002.

                                                      Registration No. 333-71072

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 1

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                           (Exact name of Registrant)

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               (Name of Depositor)


                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            James D. Gallagher, Esq.
                  Vice President, Secretary and General Counsel
            The Manufacturers Life Insurance Company of North America
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                             Jones & Blouch, L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

Title of Securities Being Registered: Variable Annuity Insurance Contracts


It is proposed that this filing will become effective:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485

     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H



                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A              Caption in Prospectus
------              ---------------------
1.................  Cover Page
2.................  Appendix A:  Special Terms
3.................  Summary
4 ................  Appendix B:  Table of Accumulation Values
5.................  General Information about Us, The Variable Account, the Trust and the Merrill Variable Funds
6.................  Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal Charges;
                      Administration Fees; Mortality and Expense Risks Charge; Taxes; Expenses of Distributing the
                      Contract
7.................  Accumulation Period Provisions; Company Approval; Purchase Payments; Accumulation Units; Net
                      Investment Factor; Transfers Among Investment Options; Telephone Transactions; Special Transfer
                      Services - Dollar Cost Averaging; Asset Rebalancing Program; Withdrawals; Special Withdrawal
                      Services - the Income Plan; Contract Owner Inquiries; Other Contract Provisions; Ownership;
                      Beneficiary; Modification
8.................  Pay Out Period Provisions; General; Annuity Options; Determination of Amount of the First Variable
                      Annuity Benefit Payment; Annuity Units and the Determination of Subsequent Variable Annuity
                      Benefit Payments; Transfers During the Pay Out During the Pay Out Period
9.................  Accumulation Period Provisions; Death Benefit During the Accumulation Period; Pay Out Period
                      Provisions; Death Benefit Period
10................  Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation Units;
                      Net Investment Factor; Distribution of Contracts
11................  Withdrawals; Restrictions under the Texas Optional Retirement Program; Accumulation Period
                      Provisions; Purchase Payments; Other Contract Provisions; Ten Day Right to Review
12................  Federal Tax Matters; Introduction; Taxation of Annuities in General; Diversification Requirements;
                      Qualified Retirement Plans; Appendix G:  Qualified Plan Types
13................  Legal Proceedings
14................  Statement of Additional Information - Table of Contents

Part B ...........  Caption in Statement of Additional Information
------              ----------------------------------------------
15................  Cover Page
16................  Table of Contents
17................  General Information and History.
18................  Services-Independent Auditors, Services-Servicing Agent
19................  Not Applicable
20................  Services - Principal Underwriter
21................  Performance Data
22................  Not Applicable
23................  Financial Statements

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2002

MERRILL VARIABLE FUNDS

         For contracts issued on or after January 28, 2002, purchase payments may not be allocated to the three Merrill Lynch Variable Series Funds, Inc.("Merrill Variable Funds") investment options described below. Contracts issued prior to January 28, 2002 may continue to allocate purchase payments to these three investment options.

         Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets V.I. Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Management ("MLIM"). In case of the Developing Capital Markets V.I. Fund, MLIM has retained Merrill Lynch Asset Management U.K. Limited, affiliate of MLIM, to act as the sub-investment adviser. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

The MERRILL LYNCH SMALL CAP VALUE V.I. FUND (formerly, the Merrill Lynch Small Cap Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.

The MERRILL LYNCH BASIC VALUE V.I. FUND (formerly, the Merrill Lynch Basic Value Focus Fund) seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.

The MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND (formerly, the Merrill Lynch Developing Capital Markets Fund) seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the United States, United Kingdom, Japan and Germany. The Fund may also invest in fixed income securities of companies and governments in these countries. The Fund's management anticipates that under most circumstances the Fund will have substantial investments in emerging markets.

         A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.


         PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED PLANS.

             MERRILL VARIABLE FUNDS ANNUAL EXPENSES: CLASS B SHARES
  (as a percentage of average net assets and after waivers and reimbursements)

                                                                                                                 TOTAL ANNUAL FUND
                                            MANAGEMENT FEE                                                       OPERATING EXPENSES
                                            (AFTER EXPENSE                              OTHER EXPENSES             (AFTER EXPENSE
                                          REIMBURSEMENT AND                             (AFTER EXPENSE           REIMBURSEMENT AND
       PORTFOLIO                               WAIVER)          12b-1 FEES       REIMBURSEMENT AND WAIVER)(A)       WAIVER)(B)
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value V.I.              0.75%             0.15%                  0.08%                         0.98%
Merrill Lynch Basic Value V.I.                  0.60%             0.15%                  0.08%                         0.83%
Merrill Lynch Developing Capital Markets        0.94%(C)          0.15%                  0.21%                         1.30%(C)
V.I.

(A) Note that these are the expenses for the fiscal year ended DECEMBER 31, 2001.

(B) Merrill Lynch Investment Managers, L.P. ("MLIM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses (excluding any distribution fees imposed on shares of Class B Common Stock) paid by each portfolio in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year.

(C) During 2001, MLIM waived management fees for the Developing Capital Markets V.I. Fund in the amount totaling 0.06% of that Fund's average daily net assets of Class B shares; absent this waiver, the management fee and the total expenses for Class B shares of this Fund would have been 1.00% and 1.36%, respectively. This voluntary expense waiver may be terminated at any time.

EXAMPLE

         If you surrendered your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment assuming (a) no payment enhancement but reflecting the maximum separate account annual expenses of 1.80% (plus the optional GRIP II Fee of 0.45% of Income Base), (b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated and (c) a 5% annual return on assets.

            TRUST PORTFOLIO                                      1 YEAR       3 YEAR       5 YEAR       10 YEAR
            ---------------                                      ------       ------       ------       -------
            Merrill Lynch Small Cap Value V.I.                    112           179          234          371
            Merrill Lynch Basic Value V.I.                        110           175          228          357
            Merrill Lynch Developing Capital Markets V.I.         115           188          249          401

         If you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment assuming (a) no payment enhancement but reflecting the maximum separate account annual expenses of 1.80% (plus the optional GRIP II Fee of 0.45% of Income Base) and
(b) a 5% annual return on assets.

           TRUST PORTFOLIO                                       1 YEAR       3 YEAR       5 YEAR       10 YEAR
           ---------------                                       ------       ------       ------       -------
           Merrill Lynch Small Cap Value V.I.                     33            103          175          371
           Merrill Lynch Basic Value V.I.                         32             98          168          357
           Merrill Lynch Developing Capital Markets V.I.          37            112          190          401

         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Merrill Variable Funds Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolios which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

         In addition, for purposes of calculating the values in the above Example, we have translated the $40 annual administration charge listed under "Annual Contract Fee" to a 0.047% annual asset charge based on a $85,000 estimated approximate average size of contracts of this series.

                         ACCUMULATION UNIT VALUE TABLES

The two accumulation unit value tables below reflect the highest and lowest combination of charges available under the contract. The first table reflects the fees for GEM and the Annual Step Death Benefit while the second table does not reflect the fees for any optional benefits. The Statement of Additional Information contains two additional accumulation unit value tables: one reflecting the fees for GEM and one reflecting the fees for the Annual Step Death Benefit. The Statement of Additional Information is available upon request by calling the following toll free number: (800) 344-1029.


REFLECTING OPTIONAL GEM RIDER AND THE OPTIONAL ANNUAL STEP DEATH BENEFIT

SUB-ACCOUNT                                     UNIT VALUE    UNIT VALUE AT   NUMBER OF UNITS AT
                                                AT START OF      END OF             END OF
                                                  YEAR (A)        YEAR               YEAR
                                                ----------    -------------   ------------------
Merrill Lynch Small Cap Value V.I.
12/31/2001                                      $12.500000      14.736065         55,505.534
Merrill Lynch Basic Value V.I.
12/31/2001                                      $12.500000      12.170082         57,968.142
Merrill Lynch Developing Capital Markets V.I.
12/31/2001                                      $12.500000      11.295632          3,205.421

(A) Units under the series of contracts were first credited under the sub-account on January 29, 2001.

NOT REFLECTING ANY OPTIONAL RIDERS

SUB-ACCOUNT                                     UNIT VALUE    UNIT VALUE AT   NUMBER OF UNITS AT
                                                AT START OF      END OF             END OF
                                                  YEAR(A)         YEAR               YEAR
                                                -----------   -------------   ------------------
Merrill Lynch Small Cap Value V.I.
1998                                            $12.500000    $10.568700        28,229.867
1999                                             10.568700     13.943374       133,116.175
2000                                             13.943374     15.730490       225,024.612
12/31/2001                                       15.730490     20.082156       318,521.130

Merrill Lynch Basic Value V.I.
1998                                            $12.500000    $12.027400        29,849.178
1999                                             12.027400     14.325771       407,865.075
2000                                             14.325771     15.864568       713,263.407
12/31/2001                                       15.864568     16.252289       712,421.348

Merrill Lynch Developing Capital Markets V.I.
1998
1999                                            $12.500000    $ 9.694900         2,492.548
2000                                              9.694900     15.787402        24,213.964
12/31/2001                                       15.787402     11.064248        51,258.780
                                                 11.064248     11.035006        24,136.340

(A) Units under the series of contracts were first credited under the sub-account on October 13, 1997.

                              SUPPLEMENT DATED MAY 1, 2002

Vantage.Supp5/1/2002

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

     ANNUITY SERVICE OFFICE                              MAILING ADDRESS
 500 Boylston Street, Suite 400                       Post Office Box 9230
Boston, Massachusetts 02116-3739               Boston, Massachusetts 02205-9230
        (617) 663-3000                                   www.manulifeusa.com
        (800) 344-1029

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA," "WE" or "US"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.

         - Contract values and annuity benefit payments are based upon sixty-one investment options. Fifty-nine options are variable and two are fixed account options.

         - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the variable account investment options of one of our separate accounts, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those variable account investment options.


         - Each variable account investment option's assets are invested in Series II shares (formerly referred to as "Class B shares") of a corresponding portfolio of the Manufacturers Investment Trust (the "TRUST"), a mutual fund. (Contracts issued prior to May 13, 2002 are invested in Series I shares (formerly referred to as "Class A shares") of a corresponding portfolio of the Trust. We will provide the contract owner ("YOU") with prospectuses for the Trust with this Prospectus.


         - We will add a "payment enhancement" to your contract for each payment that you make under your contract. Expenses for a contract which has a payment enhancement may be higher than the expenses for a contract which does not have a payment enhancement. The amount of the payment enhancement may, over time, be more than offset by the additional fees and charges associated with the payment enhancement.

         - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

         -        Special terms are defined in a glossary in APPENDIX A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

         The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.


STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS


         General Information and History .................................    4

         Performance Data.................................................    4

         Services
              Independent Auditors........................................   32

              Servicing Agent.............................................   32

              Principal Underwriter.......................................   32

         Audited Financial Statements.....................................   33




                   The date of this Prospectus is May 1, 2002.




 VANTAGE  5/1/2002

TABLE OF CONTENTS


SUMMARY ......................................................
GENERAL INFORMATION ABOUT US,
THE VARIABLE ACCOUNT AND THE TRUST
     The Manufacturers Life Insurance Company (U.S.A.) .......
     The Variable Account ....................................
     The Trust ...............................................
DESCRIPTION OF THE CONTRACT ..................................
   ACCUMULATION PERIOD PROVISIONS ............................
     Purchase Payments .......................................
     Payment Enhancements ....................................
     Accumulation Units ......................................
     Value of Accumulation Units .............................
     Net Investment Factor ...................................
     Transfers Among Investment Options ......................
     Maximum Number of Investment Options ....................
     Telephone Transactions ..................................
     Special Transfer Services - Dollar Cost Averaging .......
     Asset Rebalancing Program ...............................
     Withdrawals .............................................
     Special Withdrawal Services - The Income Plan ...........
     Death Benefit During the Accumulation Period ............
     In General ..............................................
     Amount of Death Benefit .................................
     Payment of Death Benefit ................................
PAY-OUT PERIOD PROVISIONS ....................................
     General .................................................
     Annuity Options .........................................
     Determination of Amount of the First Variable
     Annuity Benefit Payment .................................
     Annuity Units and the Determination of
     Subsequent Variable Annuity Benefit Payments ............
     Transfers During the Pay-Out Period .....................
     Death Benefit During the Pay-Out Period .................
   OTHER CONTRACT PROVISIONS .................................
     Ten Day Right to Review .................................
     Ownership ...............................................
     Annuitant ...............................................
     Beneficiary .............................................
     Modification ............................................
     Company Approval ........................................
     Misstatement and Proof of Age, Sex or Survival ..........
FIXED ACCOUNT INVESTMENT OPTIONS .............................
     Securities Registration .................................
     Guarantee ...............................................
     Reinsurance .............................................
     Fixed Account Investment Options ........................
     Investment Accounts .....................................
     Renewals ................................................
     Transfers ...............................................
     Withdrawals .............................................
     Loans ...................................................
     Fixed Annuity Options ...................................
OPTIONAL BENEFITS ............................................
     Annual Step Death Benefit ...............................
     Addition of the Annual Step Death Benefit
     to Existing Contracts ...................................
     Guaranteed Retirement Income Program II .................
     Guaranteed Earnings Multiplier ..........................
CHARGES AND DEDUCTIONS .......................................
     Withdrawal Charges ......................................
     Reduction or Elimination of Withdrawal Charges ..........
     Administration Fees .....................................
     Mortality and Expense Risks Charge ......................
     Taxes ...................................................
     Expense of Distributing the Contract.....................

FEDERAL TAX MATTERS ..........................................
   INTRODUCTION ..............................................
   OUR TAX STATUS ............................................
   TAXATION OF ANNUITIES IN GENERAL ..........................
       Tax Deferral During Accumulation Period ...............
        Non-Natural Owners ...................................
        Loss of Interest Deduction Where Contracts are
        Held by or for the Benefit of Certain Non Natural
        Persons ..............................................
        Diversification Requirements .........................
        Ownership Treatment ..................................
        Delayed Pay-Out Periods ..............................
     Taxation of Partial and Full Withdrawals ................
     Taxation of Annuity Benefit Payments ....................
     Taxation of Death Benefit Proceeds ......................
     Penalty Tax on Premature Distributions ..................
     Aggregation of Contracts ................................
QUALIFIED RETIREMENT PLANS ...................................
     Direct Rollovers ........................................
     Loans ...................................................
FEDERAL INCOME TAX WITHHOLDING ...............................
GENERAL MATTERS ..............................................
     Performance Data ........................................
     Asset Allocation and Timing Services ....................
     Restrictions Under The Texas Optional
     Retirement Program ......................................
     Distribution of Contracts ...............................
     Contract Owner Inquiries ................................
     Confirmation Statements .................................
     Legal Proceedings .......................................
     Cancellation of Contract ................................
     Voting Interest .........................................
     Reinsurance Arrangements ................................
APPENDIX A:  SPECIAL TERMS ...................................     A-1
APPENDIX B:  TABLE OF ACCUMULATION VALUES ....................     B-1
APPENDIX C:  EXAMPLES OF CALCULATION OF
WITHDRAWAL CHARGE ............................................     C-1
APPENDIX D:  STATE PREMIUM TAXES .............................     D-1
APPENDIX E:  PENNSYLVANIA MAXIMUM MATURITY AGE ...............     E-1
APPENDIX F:  EXAMPLES OF PAYMENT ENHANCEMENT CALCULATIONS.....     F-1
APPENDIX G: QUALIFIED PLAN TYPES .............................     G-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more purchase payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE," we make one or more payments to you (during the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan. The maximum age of an owner or annuitant for which a contract will be issued is age 80.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENTS LIMITS. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the purchase payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

PAYMENT ENHANCEMENTS. We will add a "PAYMENT ENHANCEMENT" to your contract for each purchase payment that you make under your contract. The amount of the payment enhancement depends on the cumulative amount of your purchase payments. To receive a higher percentage than that based on the cumulative amount of your purchase payments, you must provide satisfactory evidence that your total purchase payments within 13 months of the issue date will be enough to justify the higher percentage. If your total purchase payments during the 13-month period do not equal or exceed the amount approved, we reserve the right to recover from your contract the excess payment enhancement added to the contract. The payment enhancement is funded from our general account. The payment enhancement is allocated among investment options in the same proportion as your purchase payment. The amount returned if you exercise your right to return the contract during the "ten day right to review" period is reduced by any payment enhancements.


INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments. Currently, fifty-nine Variable Account investment options and two fixed account investment options are available under the contract. Each Variable Account investment option is a variable account investment option of the Variable Account that invests in Series II shares (formerly referred to as Class B shares) of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares (formerly referred to as Class A shares). A full description of each portfolio is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each variable account investment option of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.


Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted. Transfers are free. Transfers from any investment account must be at least $300 or, if less, the entire balance in the investment account. If, after the transfer, the amount remaining in the investment account from which the transfer is made would be less than $100, then we will transfer the entire amount instead of the requested amount. Special transfer privileges permit you to dollar cost average your investment in the contract.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner.

         The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit during the first nine contract years will be the greater of:

                  (a)      the contract value,(A) or

                  (b)      the excess of

                           -        the sum of all purchase payments over

                           -        the sum of any amounts deducted in
                                    connection with partial withdrawals.

After the ninth contract year, the death benefit will be the greater of:

                  (a)      the contract value,(A) or

                  (b)      the excess of:

                           -        the sum of all purchase payments over

                           -        the sum of any amounts deducted in
                                    connection with partial withdrawals or

                  (c) the death benefit on the last day of the ninth contract year, plus the sum of all purchase payments made and any amount deducted in connection with partial withdrawals since then.

(A) If a contract owner dies, we have the right to deduct from the death benefit paid any payment enhancements applied to the contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to "payment enhancements" in this paragraph refers to the original amount of payment enhancements; earnings attributable to payment enhancements will not be deducted from the death benefit paid.


         Annual Step Death Benefit. Effective July 31, 2000, you may elect the Annual Step Death Benefit at the time the contract is issued, and if the rider is available for sale in the state where the contract is sold, an additional fee is imposed for this death benefit. Election of the Annual Step Death Benefit is irrevocable.





The fee for this benefit is 0.20% for contract issued prior to January 29, 2001 and 0.05% for contracts issued on or after January 29, 2001. The amount of the death benefit for the Annual Step Death Benefit is the greater of:

         a)       the death benefit described above;

         b)       the Annual Step Death Benefit.

         The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.

         THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         Guaranteed Retirement Income Program II.

         Guaranteed Retirement Income Program ("GRIP II") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIP II. If GRIP II is exercised and the annuity payments available under the contract are greater than the monthly payment provided by the GRIP II rider, we will pay the monthly annuity payment available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIP II is available for new contracts issued on or after January 29, 2001. GRIP II is not available in all states.

Guaranteed Earnings Multiplier.

Guaranteed Earnings Multiplier ("GEM") guarantees that upon the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM subject to a maximum amount. The GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger, and 25% of the appreciation in the contract value (as defined below) if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of certain qualified contracts. For GEM we impose an annual fee of 0.20% of the average account value. GEM is available for new contracts issued on or after January 29, 2001. GEM is not available in all states.

REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and GRIP II.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity benefit payment options. Periodic annuity benefit payments will begin on the "maturity date" (the date marking the end of the accumulation period and the beginning of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally, all earnings on the underlying investments are tax-deferred until withdrawn or until annuity payments begin (see "FEDERAL TAX MATTERS"). This tax deferred treatment may be beneficial to contract owners in building assets in a long-term investment program. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 -1/2.

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolio of the Trust. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

         CONTRACT OWNER TRANSACTION EXPENSES

                  Deferred sales load (withdrawal charge as percentage of purchase payments)

         NUMBER OF COMPLETE YEARS
         PURCHASE PAYMENT IN CONTRACT               WITHDRAWAL CHARGE PERCENTAGE
         0                                          8.5%
         1                                          8.5%
         2                                          8.0%
         3                                          7.0%
         4                                          6.0%
         5                                          5.0%
         6                                          4.0%
         7                                          3.0%
         8                                          2.0%
         9+                                         0.0%

         ANNUAL CONTRACT FEE..........................................  $40(A)
         TRANSFER FEE.................................................   None

         (We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.)

         (A) The $40 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

         SEPARATE ACCOUNT ANNUAL EXPENSES
         (as a percentage of average account value)

                                                                       CONTRACTS ISSUED     CONTRACTS ISSUED
                                                                       ON OR AFTER          PRIOR TO
                                                                       JANUARY 29, 2001     JANUARY 29, 2001
         Mortality and expense risks fee ........................      1.25%                1.25%
         Administration fee .....................................      0.30%                0.30%

         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL      1.55%                1.55%
         RIDERS REFLECTED)

         Optional Annual Step Death Benefit Fee .................      0.05%                0.20%
         Optional GEM Fee .......................................      0.20%                 N/A

         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH ALL .......      1.80%                1.75%
         AVAILABLE OPTIONAL DEATH BENEFITS REFLECTED)

         Optional GRIP II Fee ...................................      0.45%*                N/A
         (as a percentage of Income Base.  Income Base is defined
         under "Guaranteed Retirement Income Program II.")


* The annual GRIP II Fee is 0.45% multiplied by the Income Base. The GRIP II Fee is deducted from the account value on each contract anniversary.

TABLE OF INVESTMENT MANAGEMENT FEES AND EXPENSES





         Trust Annual Expenses (Series I Shares (Formerly referred to as "Class A Shares") (as a percentage of Trust average net assets for the fiscal year ended December 31, 2001)(A)



                                                                                          TOTAL TRUST
                                                     SERIES I          OTHER EXPENSES     ANNUAL EXPENSES
                                 MANAGEMENT          RULE 12b-1        (AFTER EXPENSE     (AFTER EXPENSE
TRUST PORTFOLIO                  FEES                FEES              REIMBURSEMENT)     REIMBURSEMENT)
---------------                  ----------          ----------        --------------     --------------
Internet Technologies            1.000%              0.150%            0.110%             1.26%
Pacific Rim Emerging Markets     0.700%              0.150%            0.380%             1.23%
Telecommunications               0.950%              0.150%            0.340%             1.44%(B)
Science & Technology             0.916%(E)           0.150%            0.060%             1.13%
International Small Cap          0.950%              0.150%            0.500%             1.60%
Health Sciences                  0.942%(E)           0.150%            0.350%             1.44%(B)
Aggressive Growth                0.850%              0.150%            0.070%             1.07%
Emerging Small Company           0.900%              0.150%            0.070%             1.12%
Small Company Blend              0.900%              0.150%            0.120%             1.17%
Dynamic Growth                   0.850%              0.150%            0.080%             1.08%
Mid Cap Growth                   0.850%              0.150%            0.390%             1.39%(B)
Mid Cap Opportunities            0.850%              0.150%            0.440%             1.44%(B)
Mid Cap Stock                    0.775%              0.150%            0.080%             1.00%
All Cap Growth                   0.785%              0.150%            0.060%             0.99%
Financial Services               0.800%              0.150%            0.260%             1.21%(B)
Overseas                         0.800%              0.150%            0.150%             1.10%
International Stock              0.838%(E)           0.150%            0.170%             1.16%
International Value              0.850%              0.150%            0.150%             1.15%
Capital Appreciation             0.750%              0.150%            0.300%             1.20%
Strategic Opportunities          0.700%              0.150%            0.060%             0.91%
Quantitative Mid Cap             0.650%              0.150%            0.100%             0.90%(B)
Global Equity                    0.750%              0.150%            0.110%             1.01%
Strategic Growth                 0.750%              0.150%            0.200%             1.10%(B)
Growth                           0.697%              0.150%            0.060%             0.91%
Large Cap Growth                 0.750%              0.150%            0.080%             0.98%
All Cap Value                    0.800%              0.150%            0.470%             1.42%(B)
Capital Opportunities            0.750%              0.150%            0.500%(G)          1.40%(B)(G)
Quantitative Equity              0.599%              0.150%            0.060%             0.81%
Blue Chip Growth                 0.702%(E)           0.150%            0.060%             0.91%
Utilities                        0.750%              0.150%            0.500%(G)          1.40%(B)(G)
Real Estate Securities           0.645%              0.150%            0.070%             0.87%
Small Company Value              0.891%(E)           0.150%            0.110%             1.15%
Mid Cap Value                    0.800%              0.150%            0.200%             1.15%(B)
Value                            0.642%              0.150%            0.060%             0.85%
Tactical Allocation              0.750%              0.150%            0.400%             1.30%
Fundamental Value                0.798%              0.150%            0.120%             1.07%(B)
Growth & Income                  0.529%              0.150%            0.050%             0.73%
U.S. Large Cap Value             0.725%              0.150%            0.050%             0.93%
Equity-Income                    0.711%(E)           0.150%            0.050%             0.91%
Income & Value                   0.650%              0.150%            0.070%             0.87%
Balanced                         0.563%              0.150%            0.100%             0.81%
High Yield                       0.625%              0.150%            0.060%             0.84%
Strategic Bond                   0.625%              0.150%            0.080%             0.86%
Global Bond                      0.600%              0.150%            0.220%             0.97%

                                                                                      TOTAL TRUST
                                                     SERIES I      OTHER EXPENSES     ANNUAL EXPENSES
                                 MANAGEMENT          RULE 12b-1    (AFTER EXPENSE     (AFTER EXPENSE
TRUST PORTFOLIO                  FEES                FEES          REIMBURSEMENT)     REIMBURSEMENT)
---------------                  ----------          ----------    --------------     --------------
Total Return                     0.600%              0.150%        0.060%             0.81%
Investment Quality Bond          0.500%              0.150%        0.090%             0.74%
Diversified Bond                 0.600%              0.150%        0.070%             0.82%
U.S. Government Securities       0.550%              0.150%        0.060%             0.76%
Money Market                     0.350%              0.150%        0.050%             0.55%
Small Cap Index(F)               0.375%              0.150%        0.075%             0.60%
International Index(F)           0.400%              0.150%        0.050%             0.60%
Mid Cap Index(F)                 0.375%              0.150%        0.075%             0.60%
Total Stock Market Index(F)      0.375%              0.150%        0.060%             0.59%
500 Index(F)                     0.375%              0.150%        0.050%             0.57%
Lifestyle Aggressive 1000        0.065%              0.000%        0.010%             0.075%(C)(D)
Lifestyle Growth 820             0.054%              0.000%        0.021%             0.075%(C)(D)
Lifestyle Balanced 640           0.054%              0.000%        0.021%             0.075%(C)(D)
Lifestyle Moderate 460           0.062%              0.000%        0.013%             0.075%(C)(D)
Lifestyle Conservative 280       0.069%              0.000%        0.006%             0.075%(C)(D)



         Trust Annual Expenses (Series II Shares (Formerly Referred to as "Class B Shares") (as a percentage of Trust average net assets for the fiscal year ended December 31, 2001)



                                                                                      TOTAL TRUST
                                                     SERIES II     OTHER EXPENSES     ANNUAL EXPENSES
                                 MANAGEMENT          RULE 12b-1    (AFTER EXPENSE     (AFTER EXPENSE
TRUST PORTFOLIO                  FEES                FEES          REIMBURSEMENT)     REIMBURSEMENT)
---------------                  ----------          ----------    --------------     --------------
Internet Technologies            1.000%              0.350%        0.110%             1.46%
Pacific Rim Emerging Markets     0.700%              0.350%        0.380%             1.43%
Telecommunications               0.950%              0.350%        0.340%             1.64%(B)
Science & Technology             0.916%(E)           0.350%        0.060%             1.33%
International Small Cap          0.950%              0.350%        0.500%             1.80%
Health Sciences                  0.942%(E)           0.350%        0.350%             1.64%(B)
Aggressive Growth                0.850%              0.350%        0.070%             1.27%
Emerging Small Company           0.900%              0.350%        0.070%             1.32%
Small Company Blend              0.900%              0.350%        0.120%             1.37%
Dynamic Growth                   0.850%              0.350%        0.080%             1.28%
Mid Cap Growth                   0.850%              0.350%        0.390%             1.59%(B)
Mid Cap Opportunities            0.850%              0.350%        0.440%             1.64%(B)
Mid Cap Stock                    0.775%              0.350%        0.080%             1.20%
All Cap Growth                   0.785%              0.350%        0.060%             1.19%
Financial Services               0.800%              0.350%        0.260%             1.41%(B)
Overseas                         0.800%              0.350%        0.150%             1.30%
International Stock              0.838%(E)           0.350%        0.170%             1.36%
International Value              0.850%              0.350%        0.150%             1.35%
Capital Appreciation             0.750%              0.350%        0.300%             1.40%
Strategic Opportunities          0.700%              0.350%        0.060%             1.11%
Quantitative Mid Cap             0.650%              0.350%        0.100%             1.10%(B)
Global Equity                    0.750%              0.350%        0.110%             1.21%
Strategic Growth                 0.750%              0.350%        0.200%             1.30%(B)
Growth                           0.697%              0.350%        0.060%             1.11%
Large Cap Growth                 0.750%              0.350%        0.080%             1.18%
All Cap Value                    0.800%              0.350%        0.470%             1.62%(B)
Capital Opportunities            0.750%              0.350%        0.500%(G)          1.60%(B)(G)
Quantitative Equity              0.599%              0.350%        0.060%             1.01%
Blue Chip Growth                 0.702%(E)           0.350%        0.060%             1.11%
Utilities                        0.750%              0.350%        0.500%(G)          1.60%(B)(G)
Real Estate Securities           0.645%              0.350%        0.070%             1.07%

Small Company Value              0.891%(E)           0.350%        0.110%             1.35%
Mid Cap Value                    0.800%              0.350%        0.200%             1.35%(B)
Value                            0.642%              0.350%        0.060%             1.05%
Tactical Allocation              0.750%              0.350%        0.400%             1.50%
Fundamental Value                0.798%              0.350%        0.120%             1.27%(B)
Growth & Income                  0.529%              0.350%        0.050%             0.93%
U.S. Large Cap Value             0.725%              0.350%        0.050%             1.13%
Equity-Income                    0.711%(E)           0.350%        0.050%             1.11%
Income & Value                   0.650%              0.350%        0.070%             1.07%
Balanced                         0.563%              0.350%        0.100%             1.01%
High Yield                       0.625%              0.350%        0.060%             1.04%
Strategic Bond                   0.625%              0.350%        0.080%             1.06%
Global Bond                      0.600%              0.350%        0.220%             1.17%



                                                                                      TOTAL TRUST
                                                     SERIES II     OTHER EXPENSES     ANNUAL EXPENSES
                                 MANAGEMENT          RULE 12b-1    (AFTER EXPENSE     (AFTER EXPENSE
TRUST PORTFOLIO                  FEES                FEES          REIMBURSEMENT)     REIMBURSEMENT)
---------------                  ----------          ----------    --------------     --------------
Total Return                     0.600%              0.350%        0.060%             1.01%
Investment Quality Bond          0.500%              0.350%        0.090%             0.94%
Diversified Bond                 0.600%              0.350%        0.070%             1.02%
U.S. Government Securities       0.550%              0.350%        0.060%             0.96%
Money Market                     0.350%              0.350%        0.050%             0.75%
Small Cap Index(F)               0.375%              0.350%        0.075%             0.80%
International Index(F)           0.400%              0.350%        0.050%             0.80%
Mid Cap Index(F)                 0.375%              0.350%        0.075%             0.80%
Total Stock Market Index(F)      0.375%              0.350%        0.060%             0.79%
500 Index(F)                     0.375%              0.350%        0.050%             0.77%
Lifestyle Aggressive 1000        0.065%              0.000%        0.010%             0.075%(C),(D)
Lifestyle Growth 820             0.054%              0.000%        0.021%             0.075%(C),(D)
Lifestyle Balanced 640           0.054%              0.000%        0.021%             0.075%(C),(D)
Lifestyle Moderate 460           0.062%              0.000%        0.013%             0.075%(C),(D)
Lifestyle Conservative 280       0.069%              0.000%        0.006%             0.075%(C),(D)



(A) Effective January 1, 2002, the Trust implemented a Series I Rule 12b-1 plan while simultaneously reducing its advisory fees and implementing advisory fee breakpoints. The Trust Annual Expense chart reflects these changes.



(B) Annualized; For the period April 30, 2001 (commencement of operations) to December 31, 2001.


(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust as noted below. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes,
     (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

          If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser.

     This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 2001) as noted in the chart below:


                                                                                            TOTAL TRUST
                                       MANAGEMENT        RULE               OTHER           ANNUAL
    TRUST PORTFOLIO                    FEES              12b-1 FEES         EXPENSES        EXPENSES
    ---------------                    ----------        ----------         --------        -----------
    Lifestyle Aggressive 1000          0.065%            0.000%             1.081%          1.146%
    Lifestyle Growth 820               0.054%            0.000%             0.998%          1.052%
    Lifestyle Balanced 640             0.054%            0.000%             0.914%          0.968%
    Lifestyle Moderate 460             0.062%            0.000%             0.823%          0.885%
    Lifestyle Conservative 280         0.069%            0.000%             0.790%          0.859%

(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote ( C ) above.


(E) Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Small Company Value Trust, the Blue Chip Growth Trust, the Equity-Income Trust and the International Stock Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:




                                                                         FEE REDUCTION
                  COMBINED ASSET LEVELS                      (AS A PERCENTAGE OF THE ADVISORY FEE)
                  First $750 million                                        0.00%
                  Between $750 million and $1.5 billion                     5.00%
                  Between $1.5 billion and $3.0 billion                     7.50%
                  Over $3.0 billion                                        10.00%



     The fee reductions are applied to the advisory fees of each of the six portfolios. (However, in the case of the Small Company Value Trust, the fee reduction will be reduced by 0.05% of the first $500 million in net assets.) This voluntary fee waiver may be terminated at any time by the adviser. As of December 31, 2001, the combined asset level for all six portfolios was approximately $4.097 billion resulting in a fee reduction of 5.00%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.



(F) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. For Series I shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.07% and 0.62%, respectively, for the International Index Trust, 0.075% and 0.60%, respectively, for the Small Cap Index Trust, and 0.075% and 0.60%, respectively, for the Mid Cap Index Trust and 0.060% and 0.59%, respectively, for the Total Stock Market Index Trust. For Series II shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.07% and 0.82%, respectively, for the International Index Trust, 0.075% and 0.80%, respectively, for the Small Cap Index Trust, and 0.075% and 0.80%, respectively, for the Mid Cap Index Trust and 0.06% and 0.79%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2002 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.



(G) For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Capital Opportunities and Utilities Trusts, the Adviser reimbursed the portfolios for certain expenses for the year ended December 31, 2001. For Series I shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.560% and 1.46%, respectively, for the Capital Opportunities Trust and 0.610% and 1.51%, respectively for the Utilities Trust. For Series II shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.560% and 1.66%, respectively, for the Capital Opportunities Trust and 0.610% and 1.71%, respectively for the Utilities Trust. These voluntary expense reimbursements may be terminated at any time.





     If you surrendered your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming (a) no payment enhancement but reflecting the maximum separate account annual expenses of 1.80% (plus the optional GRIP II Fee of 0.45% of Income Base),
     (b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated and (c) a 5% annual return on assets.

 For Contracts that Invest in Series I (Formerly Referred to as Class A Shares)
                                  of the Trust

TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
---------------                                      ------          ------          ------          -------
Internet Technologies                                  114             187             247             397
Pacific Rim Emerging Markets                           114             186             246             394
Telecommunications                                     116             191             255             413
Science & Technology                                   113             183             241             385
International Small Cap                                117             196             262             427
Health Sciences                                        116             191             255             413
Aggressive Growth                                      113             181             239             380
Emerging Small Company                                 113             183             241             384
Small Company Blend                                    113             184             243             389
Dynamic Growth                                         113             182             239             381
Mid Cap Growth                                         115             190             253             409
Mid Cap Opportunities                                  116             191             255             413
Mid Cap Stock                                          112             180             235             373
All Cap Growth                                         112             179             235             372
Financial Services                                     114             185             245             393
Overseas                                               113             182             240             383
International Stock                                    113             184             243             388
International Value                                    113             184             242             387
Capital Appreciation                                   114             185             244             392
Strategic Opportunities                                111             177             231             365
Quantitative Mid Cap                                   111             177             231             364
Global Equity                                          112             180             236             374
Strategic Growth                                       113             182             240             383
Growth                                                 111             177             231             365
Large Cap Growth                                       112             179             234             371
All Cap Value                                          116             191             254             412
Capital Opportunities                                  116             190             253             410
Quantitative Equity                                    110             174             227             355
Blue Chip Growth                                       111             177             231             365
Utilities                                              116             190             253             410
Real Estate Securities                                 111             176             229             361
Small Company Value                                    113             184             242             387
Mid Cap Value                                          113             184             242             387
Value                                                  111             176             229             359
Tactical Allocation                                    115             188             249             401
Fundamental Value                                      113             181             239             380
Growth & Income                                        109             172             223             348
U.S. Large Cap Value                                   111             178             232             367
Equity-Income                                          111             177             231             365
Income & Value                                         111             176             229             361
Balanced                                               110             174             227             355
High Yield                                             110             175             228             358
Strategic Bond                                         111             176             229             360
Global Bond                                            112             179             234             370
Total Return                                           110             174             227             355
Investment Quality Bond                                110             173             223             349
Diversified Bond                                       110             175             227             356
U.S. Government Securities                             110             173             224             351
Money Market                                           108             167             214             330
Small Cap Index                                        108             169             216             335
International Index                                    108             169             216             335
Mid Cap Index                                          108             169             216             335
Total Stock Market Index                               108             168             216             334
500 Index                                              108             168             215             332
Lifestyle Aggressive 1000                              103             154             190             283

TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
---------------                                      ------          ------          ------          -------
Lifestyle Growth 820                                   103             154             190             283
Lifestyle Balanced 640                                 103             154             190             283
Lifestyle Moderate 460                                 103             154             190             283
Lifestyle Conservative 280                             103             154             190             283



For Contracts that Invest in Series II (Formerly Referred to as Class B Shares) of the Trust


TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
---------------                                      ------          ------          ------          -------
Internet Technologies                                  116             192             256             415
Pacific Rim Emerging Markets                           116             191             255             412
Telecommunications                                     118             197             264             431
Science & Technology                                   115             188             250             403
International Small Cap                                119             201             271             445
Health Sciences                                        118             197             264             431
Aggressive Growth                                      114             187             248             398
Emerging Small Company                                 115             188             250             403
Small Company Blend                                    115             190             252             407
Dynamic Growth                                         114             187             248             399
Mid Cap Growth                                         117             195             262             426
Mid Cap Opportunities                                  118             197             264             431
Mid Cap Stock                                          114             185             244             392
All Cap Growth                                         114             185             244             391
Financial Services                                     116             191             254             411
Overseas                                               115             188             249             401
International Stock                                    115             189             252             406
International Value                                    115             189             251             405
Capital Appreciation                                   116             190             253             410
Strategic Opportunities                                113             183             240             383
Quantitative Mid Cap                                   113             182             240             383
Global Equity                                          114             185             245             393
Strategic Growth                                       115             188             249             401
Growth                                                 113             183             240             383
Large Cap Growth                                       114             184             243             390
All Cap Value                                          118             196             263             429
Capital Opportunities                                  117             196             262             427
Quantitative Equity                                    112             180             236             374
Blue Chip Growth                                       113             183             240             383
Utilities                                              117             196             262             427
Real Estate Securities                                 113             181             239             380
Small Company Value                                    115             189             251             405
Mid Cap Value                                          115             189             251             405
Value                                                  112             181             238             378
Tactical Allocation                                    116             193             258             419
Fundamental Value                                      114             187             248             398
Growth & Income                                        111             178             232             367
U.S. Large Cap Value                                   113             183             241             385
Equity-Income                                          113             183             240             383
Income & Value                                         113             181             239             380
Balanced                                               112             180             236             374
High Yield                                             112             181             237             377
Strategic Bond                                         112             181             238             379
Global Bond                                            113             184             243             389
Total Return                                           112             180             236             374
Investment Quality Bond                                111             178             233             368
Diversified Bond                                       112             180             236             375
U.S. Government Securities                             112             178             234             370
Money Market                                           110             173             224             350

TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
---------------                                      ------          ------          ------          -------
Small Cap Index                                        110             174             226             354
International Index                                    110             174             226             354
Mid Cap Index                                          110             174             226             354
Total Stock Market Index                               110             174             226             353
500 Index                                              110             173             225             352
Lifestyle Aggressive 1000                              103             154             190             283
Lifestyle Growth 820                                   103             154             190             283
Lifestyle Balanced 640                                 103             154             190             283
Lifestyle Moderate 460                                 103             154             190             283
Lifestyle Conservative 280                             103             154             190             283


If you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming no payment enhancement but reflecting the maximum separate account annual expenses of 1.80% (plus the optional GRIP II Fee of 0.45% of Income Base) and a 5% annual return on assets.


     For Contracts that Invest in Series I (Formerly Referred to as Class A Shares) of the Trust


TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
---------------                                      ------          ------          ------          -------
Internet Technologies                                  36              111             188             397
Pacific Rim Emerging Markets                           36              110             187             394
Telecommunications                                     38              116             197             413
Science & Technology                                   35              107             182             385
International Small Cap                                40              121             205             427
Health Sciences                                        38              116             197             413
Aggressive Growth                                      34              105             179             380
Emerging Small Company                                 35              107             182             384
Small Company Blend                                    35              108             184             389
Dynamic Growth                                         34              105             180             381
Mid Cap Growth                                         37              115             195             409
Mid Cap Opportunities                                  38              116             197             413
Mid Cap Stock                                          34              103             176             373
All Cap Growth                                         33              103             175             372
Financial Services                                     36              109             186             393
Overseas                                               35              106             181             383
International Stock                                    35              108             184             388
International Value                                    35              108             183             387
Capital Appreciation                                   36              109             186             392
Strategic Opportunities                                33              100             172             365
Quantitative Mid Cap                                   33              100             171             364
Global Equity                                          34              103             176             374
Strategic Growth                                       35              106             181             383
Growth                                                 33              100             172             365
Large Cap Growth                                       33              103             175             371
All Cap Value                                          38              115             196             412
Capital Opportunities                                  38              115             195             410
Quantitative Equity                                    32               97             167             355
Blue Chip Growth                                       33              100             172             365
Utilities                                              38              115             195             410
Real Estate Securities                                 32               99             170             361
Small Company Value                                    35              108             183             387
Mid Cap Value                                          35              108             183             387
Value                                                  32               99             169             359
Tactical Allocation                                    37              112             190             401
Fundamental Value                                      34              105             179             380
Growth & Income                                        31               95             163             348
U.S. Large Cap Value                                   33              101             173             367

TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
---------------                                      ------          ------          ------          -------
Equity-Income                                          33              100             172             365
Income & Value                                         32               99             170             361
Balanced                                               32               97             167             355
High Yield                                             32               98             168             358
Strategic Bond                                         32               99             169             360
Global Bond                                            33              102             174             370
Total Return                                           32               97             167             355
Investment Quality Bond                                31               95             163             349
Diversified Bond                                       32               98             167             356
U.S. Government Securities                             31               96             164             351
Money Market                                           29               90             154             330
Small Cap Index                                        30               91             156             335
International Index                                    30               91             156             335
Mid Cap Index                                          30               91             156             335
Total Stock Market Index                               29               91             156             334
500 Index                                              29               90             155             332
Lifestyle Aggressive 1000                              24               75             130             283
Lifestyle Growth 820                                   24               75             130             283
Lifestyle Balanced 640                                 24               75             130             283
Lifestyle Moderate 460                                 24               75             130             283
Lifestyle Conservative 280                             24               75             130             283


     For Contracts that Invest in Series II Shares (Formerly Referred to as Class B Shares) of the Trust


TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
---------------                                      ------          ------          ------          -------
Internet Technologies                                  38              117             198             415
Pacific Rim Emerging Markets                           38              116             197             412
Telecommunications                                     40              122             207             431
Science & Technology                                   37              113             192             403
International Small Cap                                41              126             214             445
Health Sciences                                        40              122             207             431
Aggressive Growth                                      36              111             189             398
Emerging Small Company                                 37              113             191             403
Small Company Blend                                    37              114             194             407
Dynamic Growth                                         36              111             189             399
Mid Cap Growth                                         39              120             204             426
Mid Cap Opportunities                                  40              122             207             431
Mid Cap Stock                                          36              109             186             392
All Cap Growth                                         35              109             185             391
Financial Services                                     38              115             196             411
Overseas                                               37              112             190             401
International Stock                                    37              114             193             406
International Value                                    37              113             193             405
Capital Appreciation                                   38              115             195             410
Strategic Opportunities                                35              106             181             383
Quantitative Mid Cap                                   35              106             181             383
Global Equity                                          36              109             186             393
Strategic Growth                                       37              112             190             401
Growth                                                 35              106             181             383
Large Cap Growth                                       35              108             185             390
All Cap Value                                          40              121             206             429
Capital Opportunities                                  40              121             205             427
Quantitative Equity                                    34              103             176             374
Blue Chip Growth                                       35              106             181             383
Utilities                                              40              121             205             427
Real Estate Securities                                 34              105             179             380
Small Company Value                                    37              113             193             405

TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
---------------                                      ------          ------          ------          -------
Mid Cap Value                                          37              113             193             405
Value                                                  34              105             178             378
Tactical Allocation                                    39              118             200             419
Fundamental Value                                      36              111             189             398
Growth & Income                                        33              101             173             367
U.S. Large Cap Value                                   35              107             182             385
Equity-Income                                          35              106             181             383
Income & Value                                         34              105             179             380
Balanced                                               34              103             176             374
High Yield                                             34              104             178             377
Strategic Bond                                         34              105             179             379
Global Bond                                            35              108             184             389
Total Return                                           34              103             176             374
Investment Quality Bond                                33              101             173             368
Diversified Bond                                       34              104             177             375
U.S. Government Securities                             33              102             174             370
Money Market                                           31              96              164             350
Small Cap Index                                        32              97              166             354
International Index                                    32              97              166             354
Mid Cap Index                                          32              97              166             354
Total Stock Market Index                               31              97              166             353
500 Index                                              31              96              165             352
Lifestyle Aggressive 1000                              24              75              130             283
Lifestyle Growth 820                                   24              75              130             283
Lifestyle Balanced 640                                 24              75              130             283
Lifestyle Moderate 460                                 24              75              130             283
Lifestyle Conservative 280                             24              75              130             283


For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

     In addition, for purposes of calculating the values in the above Example, we have translated the $40 annual administration charge listed under "Annual Contract Fee" to a 0.047% annual asset charge based on a $85,000 estimated approximate average size of contracts of this series.

     A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

     Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

================================================================================
We are an indirect subsidiary of MFC.
================================================================================

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)


     We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.



The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:


A++ A.M. Best


Superior companies have a very strong ability to meet their obligations; 1st category of 16


AAA Fitch


Exceptionally strong capacity to meet policyholder and contract obligations; 1st category of 24


AA+ Standard & Poor's


Very strong  financial security characteristics; 2nd category of 21


Aa2 Moody's

Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.)'s ability to honor the death benefit, fixed account guarantees, and life annuitization guarantees, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust you select.
================================================================================


The Variable Account



     The Variable Account was established on August 24, 1984 as a Separate Account A of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.


     The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

     The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

     The Variable Account currently has fifty-nine variable account investment options. We reserve the right, subject to compliance with applicable law, to add other variable account investment options, eliminate existing variable account investment options, combine variable account investment options or transfer assets in one variable account investment option to another variable account investment option that we, or an affiliated company, may establish. We will not eliminate existing variable account investment options or combine variable account investment options without the prior approval of the appropriate state or federal regulatory authorities.

================================================================================
The Trust is a mutual fund in which the Variable Account invests.
================================================================================

THE TRUST


     The assets of each variable account investment option of the Variable Account are invested in Series II shares (Series I shares for contracts issued prior to May 13, 2002) of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Dynamic Growth Trust, Global Bond Trust, Utilities, Health Sciences, Real Estate Securities and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from MSS. Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of .35% of a portfolio's Series II net assets (0.15% in the case of a portfolio's Series I net assets).



     The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this contract, one of which is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of ours.



         SUBADVISER                                                      PORTFOLIO
         ----------                                                      ---------
         A I M Capital Management, Inc.                                  All Cap Growth Trust
                                                                         Aggressive Growth Trust


         Capital Guardian Trust Company                                  Small Company Blend Trust
                                                                         U.S. Large Cap Value Trust
                                                                         Income & Value Trust
                                                                         Diversified Bond Trust

         Cohen & Steers Capital Management, Inc.                         Real Estate Securities Trust

         Davis Advisors                                                  Financial Services Trust
                                                                         Fundamental Value Trust

         The Dreyfus Corporation                                         All Cap Value Trust

         Fidelity Management & Research Company                          Strategic Opportunities Trust
                                                                         Large Cap Growth Trust
                                                                         Overseas Trust

         Founders Asset Management LLC                                   International Small Cap Trust

         Franklin Advisers, Inc.                                         Emerging Small Company Trust

         INVESCO Funds Group, Inc.                                       Telecommunications Trust
                                                                         Mid Cap Growth Trust

         Janus Capital Corporation                                       Dynamic Growth Trust

         Jennison Associates LLC                                         Capital Appreciation Trust

         Lord, Abbett & Co.                                              Mid Cap Value Trust

         SUBADVISER                                                      PORTFOLIO
         ----------                                                      ---------
         Manufacturers Adviser Corporation                               Pacific Rim Emerging Markets Trust
                                                                         Quantitative Equity Trust
                                                                         Quantitative Mid Cap Trust
                                                                         Money Market Trust
                                                                         Index Trusts
                                                                         Lifestyle Trusts(A)
                                                                         Balanced Trust

         Massachusetts Financial Services Company                        Strategic Growth Trust
                                                                         Capital Opportunities Trust
                                                                         Utilities Trust

         Miller Anderson & Sherrerd, LLP                                 Value Trust
                                                                         High Yield Trust

         Munder Capital Management                                       Internet Technologies Trust

         Pacific Investment Management Company                           Global Bond Trust
                                                                         Total Return Trust

         Putnam Investment Management, L.L.C.                            Mid Cap Opportunities Trust
                                                                         Global Equity Trust

         Salomon Brothers Asset Management Inc                           U.S. Government Securities Trust
                                                                         Strategic Bond Trust

         SSgA Funds Management, Inc.                                     Growth Trust
                                                                         Lifestyle Trusts(A)

         T. Rowe Price Associates, Inc.                                  Science & Technology Trust
                                                                         Small Company Value Trust
                                                                         Health Sciences Trust
                                                                         Blue Chip Growth Trust
                                                                         Equity-Income Trust

         T. Rowe Price International, Inc.                               International Stock Trust

         Templeton Investment Counsel, Inc.                              International Value Trust

         UBS Global Asset Management                                     Tactical Allocation Trust
         (formerly, Brinson Advisors, Inc.)


         Wellington Management Company, LLP                              Growth & Income Trust
                                                                         Investment Quality Bond Trust

         _____________________________                                   Mid Cap Stock Trust



(A) SSgA Funds Management, Inc. provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.


     The Portfolios of the Trust available under the contract are as follows:




     The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

     The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

     The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.


     The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing , under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.



     The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1.5 billion or less. These securities may represent companies in both established and emerging economies throughout the world.



     The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").


     The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.


     The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.


     The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

     The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.


     The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.



     The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.



     The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.



     The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets, under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.


     The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.



     The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)). The portfolio expects to invest primarily in equity securities.


     The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

     The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

     The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.

     The STRATEGIC OPPORTUNITIES TRUST (formerly, Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.


     The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.



     The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.


     The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

     The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).


     The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.


     The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

     The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

     The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

     The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing at least 65% of the portfolio's total assets in the common stocks of large and medium-sized blue chip companies. Many of the stocks in the portfolio are expected to pay dividends.


     The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.



     The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate companies.



     The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.



     The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.


     The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

     The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

     The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

     The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

     The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

     The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

     The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

     The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

     The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

     The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

     The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

     The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


     The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.



     The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.


     The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

     The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by
     U. S. entities.

     The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

     The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

     The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

     The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

     The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

     The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

     The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

     The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

     The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

     The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


     *"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" and "Russell 2000(R) Growth" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.


     A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust Prospectus should be read carefully before allocating purchase payments to a variable account investment option.

     If the shares of a portfolio of the Trust are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote Trust shares.
================================================================================

     Shares of the Trust portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

     During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.


                          DESCRIPTION OF THE CONTRACT


ACCUMULATION PERIOD PROVISIONS

================================================================================
Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

PURCHASE PAYMENTS

     Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

     If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

     - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

     - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $40 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

     You designate in your contract application how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below). See "TELEPHONE TRANSACTIONS" below.

PAYMENT ENHANCEMENTS

================================================================================
We add 3% or more to each payment you make.
================================================================================

     When you make a purchase payment, we will add a payment enhancement to your contract. The payment enhancement is funded from our general account and is allocated among investment options in the same proportion as your purchase payment.

     We are currently offering a promotional payment enhancement for initial and subsequent purchase payments to contracts issued on and after January 29, 2001. Subsequent payments to contracts issued prior to January 29, 2001 continue to receive the payment enhancement rates in effect at the time of the issuance of the contract. The promotional payment enhancements may be terminated by us at any time. Initial and subsequent purchase payments that do not receive the promotional payment enhancements will receive the guaranteed payment enhancement described in the column labeled "Guaranteed Rate" in the table below.

     The payment enhancement is a percentage of your purchase payment that varies (based upon on the cumulative amount of your purchase payments to the date of that payment) as follows:

                         Payment Enhancement

Cumulative Purchase      Guaranteed    Prior Promotional Rate      Prior Promotional Rate    Promotional Rate
Payments                 Rate          (Contracts Issued on or     (Contracts Issued on or   (Contracts
                                       After January 1, 1999 but   After June 21, 1999       Issued on or
                                       Prior to June 21, 1999)     but Prior to January      After January
                                                                   29, 2001)                 29, 2001)
Less than $500,000       3.0%          4.0%                        5.0%                      4.5%
$500,000 or more but
less than $2.5 million   4.0%          5.0%                        5.5%                      5.0%
$2.5 million or more     5.0%          6.0%                        6.0%                      5.5%

An example of the calculation of the payment enhancement is set forth in APPENDIX F. Payment enhancements are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").

     The Company expects to make a profit from the contracts. The charges used to recoup the expense of paying the payment enhancement include the withdrawal charge and the asset based charges.

     There may be circumstances where you may be worse off for having purchased a contract with a payment enhancement as opposed to a contract without a payment enhancement. The Company issues a variety of variable annuities designed to meet different retirement planning goals. Other variable annuities issued by the Company have no payment enhancement. These contracts with no payment enhancements have withdrawal charges and asset based charges that may for certain contracts be lower than the charges for this contract. You and your financial adviser should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial adviser should consider the following factors:

     -    The length of time that you plan to own your contract

     -    The frequency, amount and timing of any partial surrenders

     -    The amount of your purchase payments

In addition, if you exercise your right to return the contract within 10 days of receiving it, we will recover the original amount of the payment enhancement credited (including any amount credited pursuant to a Letter of Intent as discussed below). Therefore, you bear the risk that if the market value of the payment enhancement has declined, we will still recover the full amount of the payment enhancement. When the contract is issued as an individual retirement annuity under section 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

================================================================================
Using a Letter of Intent may permit you to receive a larger payment enhancement.
================================================================================

     Letter of Intent (not available in Oregon). The next higher payment enhancement percentage may be applied to your initial purchase payment if you provide us with satisfactory evidence (referred to as a "Letter of Intent") that your total purchase payments in the first 13 months would satisfy the requirement for the higher percentage. Satisfactory evidence will require, but is not limited to, a minimum initial purchase payment of at least 50% of the minimum required purchase payment for the higher percentage. We reserve the right to recover an amount from your contract if your total purchase payments received within 13 months from the issue date of your contract do not equal or exceed the amount (promised in your Letter of Intent) used to determine a payment enhancement. The amount we may recover is the original amount of payment enhancement applied to your contract minus the amount of payment enhancement that would have been applied had you not submitted a Letter of Intent (the "excess payment enhancement").

     IF THE VALUE OF SUCH ACCUMULATION UNITS DECLINES, WE WILL RECOVER THE FULL AMOUNT OF THE EXCESS PAYMENT ENHANCEMENT. THEREFORE, YOU BEAR THE RISK THAT IF YOUR LETTER OF INTENT IS NOT COMPLETED, THE VALUE OF YOUR CONTRACT MAY BE LESS THAN HAD YOUR LETTER OF INTENT NOT BEEN EXECUTED. IF THE AMOUNT RECOVERED EXCEEDS THE CONTRACT VALUE, WE RESERVE THE RIGHT TO TERMINATE YOUR CONTRACT WITHOUT VALUE. Amounts recovered will be withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

     The promotional rates applicable to the initial purchase payment under a Letter of Intent will continue in effect for the 13 month Letter of Intent completion period regardless of a termination generally of the promotional rates during such a period.

     IF YOU FAIL TO INFORM US THAT YOU INTEND TO SUBMIT MULTIPLE PAYMENTS WITHIN 13 MONTHS OF YOUR CONTRACT ISSUE DATE, YOUR CONTRACT MAY RECEIVE A LOWER PAYMENT ENHANCEMENT PERCENTAGE THAN WOULD OTHERWISE BE AVAILABLE.

     If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the payment enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Internal Revenue Code, as amended. Employers intending to use the Contract in connection with such plans should seek competent advice. (See Appendix G - "QUALIFIED PLAN TYPES").

ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust.
================================================================================

     During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

     Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

     The value of your accumulation units will vary from one business day to the next depending (the "VALUATION PERIOD") upon the investment results of the investment options you select. The value of an accumulation unit for each variable account investment option was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor (described below) for such variable account investment option for the valuation period for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR


     The net investment factor is an index used to measure the investment performance of a variable account investment option from one valuation period to the next. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same over the valuation period.



The net investment factor for each variable account investment option for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:


     Where (a) is:

     - the net asset value per share of a portfolio share held in the variable account investment option determined at the end of the current valuation period, plus

     - The per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the variable account investment option if the "ex-dividend" date occurs during the current valuation period.

     Where (b) is the net asset value per share of a portfolio share held in the variable account investment option determined as of the end of the immediately preceding valuation period.

     Where (c) is a factor representing the charges deducted from the variable account investment option on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.55% (0.30% for administrative expenses and 1.25% for mortality and expense risks) assuming no optional benefits are elected.

TRANSFERS AMONG INVESTMENT OPTIONS

================================================================================
Amounts invested may be transferred among investment options.
================================================================================


     During the accumulation period, you may transfer amounts among the investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).


     Currently the Company imposes no charge for transfer requests. The first six transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.

     Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and
(b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

     Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments.

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

TELEPHONE TRANSACTIONS

     You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a transfer or withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

     We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any variable account investment option or the one year fixed account investment option to other variable account investment options until the amount in the variable account investment option from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

     We administer an Asset Rebalancing Program, which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the variable account investment options. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable account investment options must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

     Asset rebalancing will only be permitted on the following time schedules:

     - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);


     - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or


     - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

     During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, the contract will be canceled and we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, less the annual $40 administration fee if applicable, any unpaid loans and any applicable withdrawal charge. In the case of a partial withdrawal, we will pay the amount requested and cancel that number of accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from such investment account (see "CHARGES AND DEDUCTIONS").

================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.
================================================================================

     When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option less any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken pro rata from the variable account investment options: taking from each such variable account investment option an amount which bears the same relationship to the total amount withdrawn as the value of that variable account investment option bears to the value of all your investments in variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options (see "FIXED ACCOUNT INVESTMENT OPTIONS").

     There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

     The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

     - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

     -    trading on the New York Stock Exchange is restricted,

     - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

     - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

     Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with

Section 403(b) qualified plans only under limited circumstances (see Appendix G "QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

     We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING THE ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================


     IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix G "Qualified Plan Types").


     A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments and is not eligible for a payment enhancement. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

     AMOUNT OF DEATH BENEFIT. If any contract owner dies, the death benefit will be determined as follows:

          - The death benefit during the first nine contract years will be the greater of:

          (a)  the contract value, (A) or

          (b)  the excess of

               -    the sum of all purchase payments over

               - the sum of any amounts deducted in connection with partial withdrawals.

          - After the ninth contract year, the death benefit will be the greater of:

          (a)  the contract value, (A) or

          (b)  the excess of:

               -    the sum of all purchase payments over

               - the sum of any amounts deducted in connection with partial withdrawals, or

          (c) the death benefit on the last day of the ninth contract year, plus the sum of all purchase payments made and any amount deducted in connection with partial withdrawals since then.

(A) If a contract owner dies, we have the right to deduct from the death benefit paid any payment enhancements applied to the contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to "payment enhancements" in this paragraph refers to the original amount of payment enhancements; earnings attributable to payment enhancements will not be deducted from the death benefit paid.

     PAYMENT OF DEATH BENEFIT.

     The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

     -    a certified copy of a death certificate;

     - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     -    any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

     We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

     The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

     -    The beneficiary will become the contract owner.

     - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

     -    No additional purchase payments may be made.

     - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract (including any optional benefits if these benefits had been elected by the deceased owner) as the new owner. In this case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. This purchase payment is not eligible for a payment enhancement and, when calculating the payment enhancement for subsequent purchase payments, it will not be included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit. When calculating the spouse's death benefit, the anniversary values on the last day of each contract year prior to the first owner's death will be zero for purposes of calculating the optional Annual Step Death Benefit. The amount of the optional enhanced Death Benefit will be based on the surviving spouse's age at the time of reregistration of the contract with the spouse of the owner of the contract.

     - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which must begin within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If the distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

     - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

     - If any contract owner dies and the oldest owner had an attained age of less than 81 on the contract date, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

     If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

     Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

     In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.


                           PAY-OUT PERIOD PROVISIONS


GENERAL

================================================================================
You have a choice of several different ways of receiving annuity benefit payments from us.
================================================================================

     The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefit provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD").

     Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the date dividing the accumulation period from the pay-out period). The maturity date is the date specified on the contract specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. See APPENDIX E for contracts issued in Pennsylvania. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

     You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

     Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date.

     Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

     The following annuity options are guaranteed in the contract. Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.

     OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

     OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

     OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

     OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

     In addition to the foregoing annuity options, which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

     OPTION 4: -JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

     OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT

     The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

     The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

     Variable annuity benefit payments subsequent to the first will be based on the investment performance of the variable account investment options selected during the pay-out period. The amount of subsequent payments is determined by dividing the amount of the first annuity payment from each variable account investment option by the annuity unit value of that variable account investment option (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each variable account investment option is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each variable account investment option are then totaled to arrive at the amount of the payment to be made. The number of annuity units generally remains constant during the annuity benefit payment period.

     The value of an annuity unit for each variable account investment option for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that variable account investment option (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

     A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING THE PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

     Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one variable account investment option to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the variable account investment option to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the new annuity units. We reserve the right to limit, upon notice, the maximum number of transfers to four per contract year. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING THE PAY-OUT PERIOD

     If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

     You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans and any payment enhancement), computed at the end of the valuation period during which we receive the returned contract. We will recover the original amount of the payment enhancement credited; earnings attributable to the payment enhancement will not be deducted from the amount paid.

     No withdrawal charge is imposed upon return of the contract within the ten-day right to review period. The ten-day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Code Sections 408 or 408A, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================

     The contract owner is the person entitled to exercise all rights under the contract. The maximum age of an owner for which a contract will be issued is age
80. Prior to the maturity date, the contract owner is the person designated in the specifications page or as subsequently named. During the pay-out period, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

     In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes (see "FEDERAL TAX MATTERS"). A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit. This purchase payment will not be included in cumulative purchase payments and is not eligible for a payment enhancement.

     Any change of ownership or assignment must be made in writing. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

     In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

     The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the specifications page or in the application, unless changed. The maximum age of an annuitant for which a contract will be issued is age 80.

     On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

     The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

     We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

COMPANY APPROVAL

     We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

     We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.


           FIXED ACCOUNT INVESTMENT OPTIONS (NOT AVAILABLE IN OREGON)


================================================================================
The fixed account investment options are not securities.
================================================================================

     SECURITIES REGISTRATION. Due to certain exemptive and exclusionary provisions, interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Accordingly, neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosures in the Prospectus relating thereto. Disclosures relating to interests in the fixed account investment options and the general account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

     GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under fixed annuity contracts issued after June 27, 1984. This Guarantee covers the fixed account investment options of the contracts described in this Prospectus. This Guarantee may be terminated by Manulife on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the Guarantee except if:

     - the liability to pay contractual claims under the contracts is assumed by another insurer, or

     - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

     REINSURANCE. Effective June 30, 1995, we entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("PEOPLES") pursuant to which Peoples reinsures certain amounts with respect to the fixed account investment options of the contract described in this Prospectus issued prior to January 1, 1999. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed account investment options and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed account investment options. Peoples' contractual liability runs solely to us, and no contract owner shall have any right of action against Peoples.

================================================================================
Fixed account investment options guarantee interest of at least 3%.
================================================================================

     FIXED ACCOUNT INVESTMENT OPTIONS. A one-year fixed account investment option is available under the contract. In addition, a DCA fixed investment account may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL TRANSFER SERVICES-DOLLAR COST AVERAGING" for details). If a contract is issued with GRIP II in the state of Washington, the fixed account investment options, including the DCA fixed investment account, will not be offered as investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the fixed account investment option for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

     INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable account investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

     RENEWALS. At the end of a guarantee period, you may establish a new fixed account investment option with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal within one year of the maturity date, we will credit interest up to the maturity date at the then current interest rate for one-year guarantee periods.

     TRANSFERS. During the accumulation period, you may transfer amounts from the fixed account investment option to the variable account investment options at the end of the guaranteed period; however, amounts may be transferred prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

================================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
================================================================================

     WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

     - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

     - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

     If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the fixed account investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

     Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix G "QUALIFIED PLAN TYPES").

     LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as set forth under "LOANS" (see "Federal Tax Matters - Qualified Retirement Plans - Loans").

     FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD"), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS"). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.


                               OPTIONAL BENEFITS


ANNUAL STEP DEATH BENEFIT


For contracts issued on or after January 29, 2001, you may elect the optional Annual Step Death Benefit, if the optional benefit is available for sale in the state where the contract is sold. Election of this optional benefit can only be made at issue, is irrevocable and an additional annual fee of 0.05% is imposed for this death benefit. The amount of the death benefit for the Annual Step Death Benefit is the greater of:


a)   the death benefit described above; and

b)   the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.

For contracts issued after January 15, 2002, for purposes of calculating the Annual Step Death Benefit payable under the contract, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii) where:

(i) is equal to the Annual Step Death Benefit payable prior to the withdrawal, and

(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

     The Annual Step Death Benefit will terminate upon the earliest to occur of
(a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Annual Step Death Benefit is paid. However, as noted above under "Death Benefit During the Accumulation Period - Payment of Death Benefit," if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including The Annual Step Death Benefit) as the new owner.

ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO EXISTING CONTRACTS. Contracts issued on or after July 31, 2000 but prior to January 29, 2001 were issued with an Annual Step Death Benefit if the contract owner elected this benefit. The Annual Step Death Benefit may not be added to these contracts after the issue date of the contract. The Annual Step Death Benefit may be added to contracts issued prior to July 31, 2000 subject to the restrictions set forth below. Election of this benefit is irrevocable. With respect to all such contracts (sometimes collectively referred to as "EXISTING CONTRACTS"), the Annual Step Death Benefit is the same as the Annual Step Death Benefit described above except that the annual fee for the benefit is 0.20%.


The offer to add the optional Annual Step Death Benefit to Existing Contracts issued prior to July 31, 2000 terminated on December 31, 2001.

     IF THE OLDEST OWNER IS AGE 80 OR OLDER ON THE EFFECTIVE DATE OF THE ANNUAL STEP DEATH BENEFIT, THE ANNUAL STEP DEATH BENEFIT IS ZERO. Therefore, if the oldest owner of a contract is age 80 or older, the Annual Step Death Benefit should not be added.

     We believe that the addition of the Annual Step Death Benefit to Existing Contracts as described above will not be a taxable event for Federal tax purposes; however, if you are considering this offer you should consult a tax adviser.

     Owners of Existing Contracts issued in connection with qualified retirement plans, including IRAs, who wish to add the Annual Step Benefit rider to their contracts should consider the effects that the death benefit may have on their plans (see APPENDIX G "Qualified Plan Types" to this prospectus). Please consult your tax advisor.



     THE ADDITION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT TO AN EXISTING CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST OF A SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GUARANTEED RETIREMENT INCOME PROGRAM II

     Effective January 29, 2001, contracts may be issued with an optional Guaranteed Retirement Income Program II ("GRIP II") if you elect GRIP II and if GRIP II is available for sale in the state where the contract is sold. If the contract is issued with GRIP II in the state of Washington, the fixed accounts including the DCA fixed investment account will not be offered as investment options. Election of GRIP II may only be made at issue, is irrevocable, and GRIP II may only be terminated as described below.

     GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIP II. If GRIP II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIP II, we will pay the monthly annuity payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

     Income Base. The Income Base upon which the amount of GRIP II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

     Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less (b), where:

     (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

     The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

     Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age
81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

-    An Income Base reduction is on a pro rata basis and is equal to (i) times
     (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.

- We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP II MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

                               EXERCISE OF GRIP II

     Conditions of Exercise. GRIP II may be exercised subject to the following conditions:

     1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

     2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

     Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

     OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

     OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

     The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

     The use of GRIP II is limited in connection with qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP II.


     Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIP II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP II after your required beginning date under a qualified plan, you should consider whether GRIP II is appropriate for your circumstances. Please consult your advisor and see "FEDERAL TAX MATTERS - Qualified Retirement Plans" below.


     In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

     When you exercise GRIP II, actual income will be based on the GREATER OF
(i) your GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider), OR (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)

     Illustrated below are the income amounts provided by GRIP II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be $100,000 in all years, reflecting a 0% growth rate, net of all fees. Current annuitization rates applied to Contract Value assume an interest rate of 6.875%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1992-2001, as required by Illinois guidelines. "Guaranteed" is based on GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. No step-ups are illustrated.

Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

Contract Anniversary at      ANNUAL INCOME                                         Annual Income
Exercise of GRIP             -------------------------------------                 Provided
                             Current                    Guaranteed
10                           $9,744                     $12,013                    $12,013
15                           $10,704                    $18,406                    $18,406
20                           $11,652                    $27,979                    $27,979

Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

Contract Anniversary at      ANNUAL INCOME                                         Annual Income
Exercise of GRIP             -------------------------------------                 Provided
                             Current                    Guaranteed
10                           $8,016                     $ 9,284                    $ 9,284
15                           $8,448                     $13,574                    $13,574
20                           $8,741                     $19,358                    $19,358

                             Termination of GRIP II

     GRIP II will terminate upon the earliest to occur of:

     (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

     (b)  the termination of the contract for any reason; or

     (c)  the exercise of GRIP II.

     THE ELECTION OF GRIP II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

                                   GRIP II FEE

     The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II

Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

     If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity payments will be treated as a full withdrawal.

                                      * * *

     GRIP II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP II BENEFIT.

GUARANTEED EARNINGS MULTIPLIER

     Effective January 29, 2001, contracts may be issued with a Guaranteed Earnings Multiplier ("GEM") if you elect GEM and if GEM is available for sale in the state where the contract is sold. With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM. Election of GEM may only be made at issue, is irrevocable, and it may only be terminated as described below. We impose an annual fee for GEM of 0.20%.

     Subject to the maximum amount described below, GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

     If the oldest owner is 69 or younger at issue, the maximum amount of the GEM benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the GEM benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

     The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

(iii) is equal to the GEM benefit prior to the withdrawal and

(iv) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

     If the beneficiary under the contract is the deceased owner's spouse, upon the death of any owner the contract and GEM will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second GEM benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary. For purposes of calculating the GEM benefit payable on the death of the surviving spouse, the GEM benefit will be equal to zero on the date of the first contract owner's death and the GEM benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the GEM benefit.

                               Termination of GEM

     GEM will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the GEM benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including GEM) as the new owner.

     The election of GEM on a Contract may not always be in your interest since an additional fee is imposed for this benefit.

     GEM Fee

 The annual fee for GEM is 0.20% as a percentage of average account value.


                             CHARGES AND DEDUCTIONS



     Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states (See Appendix D). In addition, there are deductions from and expenses paid out of the assets of the Trust that are described in the accompanying Prospectuses of the Trust


WITHDRAWAL CHARGES

================================================================================
A charge of up to 8-1/2% is deducted from some withdrawals.
================================================================================

     If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than nine complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than nine complete contract years. In no event may the total withdrawal charges exceed 8.5% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below:

     Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASED PAYMENTS." In any contract year, the free withdrawal amount for that year is the greater of:

     - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

     - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first, to withdrawals from variable account investment options and then to withdrawals from the one-year fixed account investment option.

     If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

     Each purchase payment (or portion thereof) liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

              NUMBER OF COMPLETE YEARS
             PURCHASE PAYMENT IN CONTRACT                           WITHDRAWAL CHARGE PERCENTAGE
                          0                                                    8.5%
                          1                                                    8.5%
                          2                                                    8.0%
                          3                                                    7.0%
                          4                                                    6.0%
                          5                                                    5.0%
                          6                                                    4.0%
                          7                                                    3.0%

                          8                                                    2.0%
                          9+                                                   0.0%

     The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

     The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

     There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

     The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other sales-related expenses.

     For examples of calculation of the withdrawal charge, see APPENDIX C.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES

     The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

     - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

     - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

     - Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

     - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

- There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

     Two fees may be deducted under a contract to compensate us for our costs of providing all administrative services attributable to the contracts and the operations of the Variable Account.

     We will deduct an administration fee of $40 each year. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of that investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $40 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

================================================================================
We deduct asset-based charges totaling 1.55% on an annual basis for administration, and mortality and expense risks, assuming no optional riders are elected.
================================================================================

     A daily fee in an amount equal to 0.30% of the value of each variable account investment options on an annual basis is deducted from each variable account investment option as an administration fee. This asset-based administration fee will not be deducted from the fixed account investment options.

     Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

MORTALITY AND EXPENSE RISKS CHARGE

     The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity rates incorporated into the contract that cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

     To compensate us for assuming these risks, we deduct from each of the variable account investment options a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not the mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

     We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

     -    establishment or maintenance of the Variable Account,

     -    receipt of purchase payments,

     -    issuance of the contacts, or

     -    commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

     Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See APPENDIX D for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT


Manulife Financial Securities LLC ("Manulife Financial Securities"), the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6% of purchase payments plus 1.20% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial. See "Distribution of Contracts" for further information.

                              FEDERAL TAX MATTERS

INTRODUCTION

     The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

     This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

     We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, start receiving annuity benefit payments, or receive a death benefit payment.
================================================================================

     Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

     - the contract must be owned by an individual (or treated as owned by an individual),

     - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

     - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and


     - the contract must provide for appropriate amortization, through annuity payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.



     NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.


     Exceptions to the general rule for non-natural contract owners will also apply with respect to:

     - contracts acquired by an estate of a decedent by reason of the death of the decedent,

     -    certain qualified contracts,

     - certain contracts purchased by employers upon the termination of certain qualified plans,

     - certain contracts used in connection with structured settlement agreements, and

     - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

     LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect contracts where the income on such contracts is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

     DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with IRS Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

     Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

     OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular variable account investment options of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent the contract owners from being considered the owners of the assets of the Variable Account.

     DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

     The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


     In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income. In this regard, the payment enhancements provided under a contract are not treated as purchase payments and thus do not increase the investment in the contract.


     Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

     The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

     There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

================================================================================
A portion of each annuity payment is usually taxable as ordinary income
================================================================================

TAXATION OF ANNUITY BENEFIT PAYMENTS


     Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity option selected).



     In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:


     (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

     (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

     Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

     - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

     - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

     - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

     - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

     - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

================================================================================
Withdrawals and annuity benefit distributions prior to age 59-1/2 may incur a 10% penalty tax.
================================================================================

     There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the distribution is:


     - received on or after the date on which the contract owner reaches age 59-1/2;


     - attributable to the contract owner's becoming disabled (as defined in the tax law);

     - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);


     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);


     - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

     - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

     In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear;

however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

                           QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
================================================================================

     The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract (and a discussion of possible consequences of certain features of the contracts under those types of qualified plans) are contained in APPENDIX G to this Prospectus. In particular, as noted in APPENDIX G, you should consider the effects of the death benefit and the payment enhancement on the income tax treatment of certain types of qualified plans, including IRAs.

     The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $10,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant.

     In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP II in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 -1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.


     There is also a 10% penalty tax on the taxable amount of any distribution from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any distribution received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a distribution:

     - received on or after the date on which the contract owner reaches age 59-1/2,


     - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

     When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

     If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) certain hardship withdrawals.

     Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

     A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

     Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

     When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

     The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

                         FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some distributions for federal income taxes.
================================================================================

     We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                GENERAL MATTERS

================================================================================
We may advertise our investment performance.
================================================================================


PERFORMANCE DATA


     Each of the variable account investment options may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY VARIABLE ACCOUNT INVESTMENT OPTION. The variable account investment options may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant variable account investment option of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures may be quoted including figures that do not assume redemption at the end of the time period. Non-standardized figures also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

     Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial purchase payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust from the date the applicable variable account investment option of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

     We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. The contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

     - termination of employment in the Texas public institutions of higher education,

     -    retirement,

     -    death, or

     -    the participant's attainment of age 70-1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay brokers-dealers to sell the Contracts.
================================================================================


     Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.


CONTRACT OWNER INQUIRIES

     Your inquiries should be directed to our Annuity Service Office at P.O. Box 9230, Boston, Massachusetts 02205-9230.

CONFIRMATION STATEMENTS

     You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Company's Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS


     There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF CONTRACT

     We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

     - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

     - the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

     As stated above, we will vote shares of the Trust portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

     Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the variable account investment option in which such portfolio shares are held by the net asset value per share of that portfolio.

     Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the variable account investment option in which such portfolio shares are held by the net asset value per share of that portfolio.

     Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

     We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and GRIP II.

                                   APPENDIX A



                                  SPECIAL TERMS



The following terms as used in this Prospectus have the indicated meanings:



Accumulation Period - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.



Accumulation Unit - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.



Annuitant - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed.



Annuity Option - The method you select (or as specified in the contract if no selection is made) for annuity benefit payments from us to the annuitant.



Annuity Service Office - The address of our Annuity Service Office is: P.O. Box 9230, Boston, Massachusetts 02205-9230.



Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.



Beneficiary - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract specification page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.



Contingent Beneficiary - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.



Contract Anniversary - The anniversary of the contract date.



Contract Date - The date of issue of the contract.



Contract Value - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.



Contract Year - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.



Due Proof of Death - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at our Annuity Service Office within one year of the date of death:



(a)  A certified copy of a death certificate;



(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or



(c)  Any other proof satisfactory to us.



Death Benefits will be paid within 7 days of receipt of due proof of death and all required claim forms by our Annuity Service Office.



Fixed Annuity - An annuity option with payments which are predetermined and guaranteed as to dollar amount.



General Account - All our assets other than assets in separate accounts.



Investment Account - An account we establish which represents your interest in an investment option during the Accumulation Period.



Investment Account Value - The value of your allocation to an investment account.



Investment Options - The investment choices available to contract owners.

Loan Account - The portion of the general account that is used for collateral when a loan is taken.



Maturity Date - The date on which the pay-out period commences. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.



Net Purchase Payment - The purchase payment less the amount of premium tax, if any, plus any applicable Payment Enhancement.



Non-Qualified Contracts - Contracts which are not issued under qualified plans.



Owner or Contract Owner - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract specifications page, unless changed. The maximum issue age is 80.



Payment Enhancement - The amount in addition to your payment that we add to your contract at the time you make a purchase payment.



Pay-out Period - The pay-out period is the period when we make annuity benefit payments to you.



Portfolio - A separate investment portfolio of the Trust or Merrill Variable Funds, mutual funds in which the Variable Account invests, or of any successor mutual funds.



Purchase Payment - An amount you pay to us as consideration for the benefits provided by the contract.



Qualified Contracts - Contracts issued under qualified plans.



Qualified Plans - Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.



Separate Account - A segregated account that we establish that is not commingled with our general assets and obligations.



Sub-Account(s) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.



Valuation Date - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.



Valuation Period - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.



Variable Account - One of our separate accounts that is used to fund the contracts.



Variable Annuity - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B
                          Table of Accumulation Values
         (Not Reflecting the GRIP II, GEM, or Annual Step Death Benefit)



Sub-Account                                            Unit Value at         Unit Value at           Number of Units
-----------                                            Start of Year(A)      End of Year              at End of Year
                                                       ----------------      -----------              --------------
Internet Technologies
2000                                                     $12.500000             6.958782               1,928,784.346
2001                                                       6.958782             3.693226               2,239,992.840

Pacific Rim Emerging Markets
1997                                                     $12.500000          $  7.956465                  24,331.413
1998                                                       7.956465             7.472906                 100,759.865
1999                                                       7.472906            11.984246               1,419,029.854
2000                                                      11.984246             8.924717               1,689,415.597
2001                                                       8.924717             7.154529               1,204,917.210

Telecommunications
2001                                                     $12.500000            $7.847530                  218990.814

Science & Technology
1997                                                     $12.500000           $10.983380                 156,835.597
1998                                                      10.983380            15.499402                 867,806.448
1999                                                      15.499402            30.445751               6,241,520.234
2000                                                      30.445751            19.767418              12,915,806.367
2001                                                      19.767418            11.432929              10,956,173.116

International Small Cap
1997                                                     $12.500000           $11.841960                  71,206.249
1998                                                      11.841960            13.042850                 306,704.670
1999                                                      13.042850            23.749328                 744,862.852
2000                                                      23.749328            16.566096               2,517,221.287
2001                                                      16.566096            11.237365               1,890,752.520

Health Sciences
2001                                                     $12.500000           $13.399749                 629,383.581

Aggressive Growth
1997                                                     $12.500000           $11.595531                  66,641.217
1998                                                      11.595531            11.910371                 318,767.400
1999                                                      11.910371            15.594503               1,500,019.874
2000                                                      15.594503            15.815609               6,158,356.010
2001                                                      15.815609            11.525066               5,299,654.662

Emerging Small Company
1997                                                     $12.500000           $13.088401                  88,228.592
1998                                                      13.088401            12.896270                 447,688.130
1999                                                      12.896270            22.035674                 918,232.537
2000                                                      22.035674            20.764734               3,242,423.719
2001                                                      20.764734            15.895834               2,759,819.188

Small Company Blend
1999                                                     $12.500000           $15.906411                 729,933.633
2000                                                      15.906411            12.570556               1,799,228.616
2001                                                      12.570556           $12.090352               2,118,010.196

Dynamic Growth
2000                                                     $12.500000            $7.899193               3,937,815.503
2001                                                       7.899193             4.647016               4,546,109.014

Mid Cap Growth
2001                                                     $12.500000           $10.361265                 390,250.662

Mid Cap Opportunities
2001                                                     $12.500000           $10.480032                 142,848.616

Mid Cap Stock
1999                                                     $12.500000           $12.471106                 751,641.942
2000                                                      12.471106            11.792364               2,050,855.249
2001                                                      11.792364            10.333419               2,559,840.498

Sub-Account                                            Unit Value at         Unit Value at           Number of Units
-----------                                            Start of Year(A)      End of Year              at End of Year
                                                       ----------------      -----------              --------------
All Cap Growth
1997                                                    $12.500000             $12.153015                185,064.437
1998                                                     12.153015              15.351927              1,055,511.533
1999                                                     15.351927              21.871173              3,396,125.049
2000                                                     21.871173              19.211930              8,283,310.084
2001                                                     19.211930              14.417921              7,107,575.219

Financial Services
2001                                                    $12.500000             $11.512580                309,851.838

Overseas
1997                                                    $12.500000             $11.688584                 97,919.266
1998                                                     11.688584              12.423604                463,080.520
1999                                                     12.423604              17.203799              1,613,874.381
2000                                                     17.203799              13.768330              4,749,264.278
2001                                                     13.768330              10.695465              3,988,580.568

International Stock
1997                                                    $12.500000             $11.346605                 78,202.593
1998                                                     11.346605              12.838403                357,481.534
1999                                                     12.838403              16.397239              1,046,739.325
2000                                                     16.397239              13.470191              2,449,905.522
2001                                                     13.470191              10.405088              2,311,974.007

International Value
1999                                                    $12.500000             $12.847324                644,472.090
2000                                                     12.847324              11.832776              1,730,753.878
2001                                                     11.832776              10.487935              1,904,560.860

All Cap Value
2001                                                    $12.500000             $12.481529                234,580.480

Capital Appreciation
2000                                                    $12.500000             $10.942940                  8,808.809
2001                                                     10.942940               8.789532                410,617.750

Strategic Opportunities
1997                                                    $12.500000             $12.479231                339,520.345
1998                                                     12.479231              13.443090              1,557,309.071
1999                                                     13.443090              16.909177              4,471,998.278
2000                                                     16.909177              15.588834              6,981,029.014
2001                                                     15.588834              13.006127              6,742,759.250

Quantitative Mid Cap
2001                                                    $12.500000             $10.094110                 46,229.845

Global Equity
1997                                                    $12.500000             $12.616506                195,153.440
1998                                                     12.616506              13.944724              1,124,988.705
1999                                                     13.944724              14.232856              2,778,245.240
2000                                                     14.232856              15.723185              2,821,568.872
2001                                                     15.723185              12.988963               261,6085.594

Strategic Growth
2001                                                    $12.500000             $10.905675                534,087.877

Growth
1997                                                    $12.500000             $12.257373                208,996.758
1998                                                     12.257373              14.929659                995,527.438
1999                                                     14.929659              20.209678              4,080,687.304
2000                                                     20.209678              14.469646              8,064,385.754
2001                                                     14.469646              11.201832              6,084,619.828

Large Cap Growth
1997                                                    $12.500000             $12.605559                 19,303.997
1998                                                     12.605559              14.785253                191,996.850
1999                                                     14.785253              18.238886              2,373,174.541
2000                                                     18.238886              15.400808              6,809,885.508
2001                                                     15.400808              12.461213              6,562,504.856

Capital Opportunities
2001                                                    $12.500000             $10.588948                515,544.572

Sub-Account                                            Unit Value at         Unit Value at           Number of Units
-----------                                            Start of Year(A)      End of Year              at End of Year
                                                       ----------------      -----------              --------------
Quantitative Equity
1997                                                     $12.500000            $12.572103                 66,662.192
1998                                                      12.572103             15.640646                291,663.784
1999                                                      15.640646             18.834509              1,707,382.198
2000                                                      18.834509             19.714449              3,794,635.752
2001                                                      19.714449             14.954450              3,290,550.053

Blue Chip Growth
1997                                                     $12.500000            $12.831858                373,367.759
1998                                                      12.831858             16.234822              3,048,540.169
1999                                                      16.234822             19.091275             10,866,171.119
2000                                                      19.091275             18.279370             17,641,988.783
2001                                                      18.279370             15.367363             15,305,956.132

Utilities
2001                                                     $12.500000             $9.250000                244,504.860

Real Estate Securities
1997                                                     $12.500000            $13.563334                 59,872.571
1998                                                      13.563334             11.158599                255,677.706
1999                                                      11.158599             10.107930                441,160.221
2000                                                      10.107930             12.511528                883,569.702
2001                                                      12.511528             12.705913              1,226,429.009

Small Company Value
1997                                                     $12.500000            $11.893914                 44,766.859
1998                                                      11.893914             11.157770                660,344.943
1999                                                      11.157770             11.864553                896,371.171
2000                                                      11.864553             12.375754              1,032,905.197
2001                                                      12.375754             12.980850              1,949,756.931

Mid Cap Value
2001                                                     $12.500000            $12.953850                816,529.821

Value
1997                                                     $12.500000            $12.435876                298,712.666
1998                                                      12.435876             12.033566              1,262,760.931
1999                                                      12.033566             11.517818               1,929431.464
2000                                                      11.517818             14.127502              2,384,540.116
2001                                                      14.127502             14.384678              4,020,291.786

Tactical Allocation
2000                                                     $12.500000             11.978173                681,228.844
2001                                                      11.978173             10.214321              1,240,468.132

Fundamental Value
2001                                                     $12.500000            $11.608415              1,333,345.237

Growth & Income
1997                                                     $12.500000            $12.692204                778,391.503
1998                                                      12.692204             15.811724              4,876,965.282
1999                                                      15.811724             18.506889             16,148,311.797
2000                                                      18.506889             16.924924             23,453,262.001
2001                                                      16.924924             14.783474            20,745,941.5436

U.S. Large Cap Value
1999                                                     $12.500000            $12.70863               3,259,257.566
2000                                                      12.70863              12.862059              6,201,104.761
2001                                                      12.862059             12.340662              6,796,334.417

Equity-Income
1997                                                     $12.500000            $13.251413                411,414.749
1998                                                      13.251413             14.249466              2,050,162.371
1999                                                      14.249446             14.507362              5,176,955.371
2000                                                      14.507362             16.140990              5,986,440.689
2001                                                      16.140990             16.096393              7,841,274.999

Sub-Account                                            Unit Value at         Unit Value at           Number of Units
-----------                                            Start of Year(A)      End of Year              at End of Year
                                                       ----------------      -----------              --------------
Income & Value
1997                                                    $12.500000            $12.705736                  59,162.304
1998                                                     12.705736             14.398732                 277,338.588
1999                                                     14.398732             15.408317               1,754,763,785
2000                                                     15.408317             15.921242               2,227,060.812
2001                                                     15.921242             15.828793               2,843,643.958

Balanced
1997                                                    $12.500000            $12.798613                 155,469.589
1998                                                     12.798613             14.397307                 705,998.837
1999                                                     14.397307             13.941569               1,864,061.244
2000                                                     13.941569             12.446809               2,035,162.992
2001                                                     12.446809             11.004909               2,096,977.087

High Yield
1997                                                    $12.500000            $12.864277                 205,432.892
1998                                                     12.864277             13.018749               1,187,037.940
1999                                                     13.018749             13.844359               2,124,866.783
2000                                                     13.844359             12.409523               2,688,001.223
2001                                                     12.409523             11.548229               2,783,660.971

Strategic Bond
1997                                                    $12.500000            $12.793187                 201,747.245
1998                                                     12.793187             12.761400               1,279,415.503
1999                                                     12.761400             12.844300               1,957,762.473
2000                                                     12.844300             13.581019               2,239,398.820
2001                                                     13.581019             14.205813               2,143,847.244

Global Bond
1997                                                    $12.500000            $12.850434                  45,990.746
1998                                                     12.850434             13.615563                 184,398.545
1999                                                     13.615563             12.511533                 554,822.837
2000                                                     12.511533             12.526713                 729,483.838
2001                                                     12.526713             12.397792                 584,519.191

Total Return
1999                                                    $12.500000            $12.243486               1,482,395.274
2000                                                     12.243486             13.370675               3,738,958.407
2001                                                     13.370675             14.254028               6,407,508.433

Investment Quality Bond
1997                                                    $12.500000            $12.932971                  75,627.863
1998                                                     12.932971             13.845626                 795,132.846
1999                                                     13.845626             13.388502               2,117,952.360
2000                                                     13.388502             14.422789               2,573,832.905
2001                                                     14.422789             15.240703               3.589,399.506

Diversified Bond
1997                                                    $12.500000            $12.768031                  25,278.234
1998                                                     12.768031             13.914540                 162,214.705
1999                                                     13.914540             13.798700                 782,445.430
2000                                                     13.798700             14.989755               1,367,338.526
2001                                                     14.989755             15.803857                 2281380.429

U.S. Government Securities
1997                                                    $12.500000            $12.898929                  49,384.296
1998                                                     12.898929             13.651980                 558,901.273
1999                                                     13.651980             13.411398               1,669,225.469
2000                                                     13.411398             14.641155               2,104,301.272
2001                                                     14.641155             15.428294               3,925,937.510

Money Market
1997                                                    $12.500000            $12.682927                 431,878.733
1998                                                     12.682927             13.123053               1,949,743.402
1999                                                     13.123053             13.515626               9,877,862.311
2000                                                     13.515626             14.090782              10,380,387.611
2001                                                     14.090782             14.370287              15,483,458.333

Sub-Account                                            Unit Value at         Unit Value at           Number of Units
-----------                                            Start of Year(A)      End of Year              at End of Year
                                                       ----------------      -----------              --------------
Small Cap Index
2000                                                    $12.500000             $11.584805                145,547.544
2001                                                     11.58405               11.576533                396,856.235

International Index
2000                                                    $12.500000             $11.156110                191,428.159
2001                                                     11.156110               8.522331                288,177.051

Mid Cap Index
2000                                                    $12.500000             $13.258777                266,761.945
2001                                                     13.258777              12.826946                577,732.443

Total Stock Market Index
2000                                                    $12.500000             $11.131148                570,701.295
2001                                                     11.131148               9.708403                768,745.242

500 Index
2000                                                    $12.500000             $11.189592              1,351,791,127
2001                                                     11.189592               9.653637               3091,176.108

Lifestyle Aggressive 1000
1997                                                    $12.500000             $12.184094                 54,685.065
1998                                                     12.184094              12.579492                369,032.152
1999                                                     12.579492              14.195565                832,851.584
2000                                                     14.195565              13.263783              1,664,008.412
2001                                                     13.263783              11.272948              2,043,538.746

Lifestyle Growth 820
1997                                                    $12.500000             $12.418021                722,945.165
1998                                                     12.418021              12.985550              2,996,409.085
1999                                                     12.985550              14.903883              4,346,394.820
2000                                                     14.903883              14.237879              6,749,479.206
2001                                                     14.237879              12.750370              8,372,800.976

Lifestyle Balanced 640
1997                                                    $12.500000             $12.545543                 819161.076
1998                                                     12.545543              13.059244              3,939,117.609
1999                                                     13.059244              14.456141              5,729,759.654
2000                                                     14.456141              14.594658              7,621,122.439
2001                                                     14.594658              13.682573              9,273,002.764

Lifestyle Moderate 460
1997                                                    $12.500000             $12.686656                107,584.170
1998                                                     12.686656              13.711730              1,295,671.881
1999                                                     13.711730              14.566774              2,395,187.413
2000                                                     14.566774              14.954083              2,599,476.266
2001                                                     14.954083              14.561752              3,127,339.081

Lifestyle Conservative 280
1997                                                    $12.500000             $12.839861                 47,679.118
1998                                                     12.839861              13.933826                839,361.780
1999                                                     13.933826              14.296546              1,593,352.835
2000                                                     14.296546              15.160940              1,562,852.758
2001                                                     15.160940              15.407658              2,000,112.909



      (A) Units under the series of contracts were first credited under the sub-account on August 4, 1997, except in the following instances:



       -- Small Company Value Trust where units were first credited under the sub-accounts on October 1, 1997. Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.



       -- Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.



       -- Capital Appreciation Trust where units were first credited on November 1, 2000.



       -- Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value where units were first credited on May 1, 2001.

                              Table of Accumulation Values
         (Reflecting the GRIP II, GEM, and Annual Step Death Benefit)



Sub-Account                                              Unit Value at         Unit Value at     Number of Units
-----------                                              Start of Year(A)      End of Year       at End of Year
                                                         ----------------      -----------       --------------
Internet Technologies                                       $12.500000          $5.766322          113,931.414
2001

Pacific Rim Emerging Markets                                $12.500000          $9.962106           5,232.701
2001

Telecommunications                                          $12.500000          $7.834309          89,110.447
2001

Science & Technology                                        $12.500000          $6.384603          856,271.193
2001

International Small Cap                                     $12.500000          $8.677144          129,049.141
2001

Health Sciences                                             $12.500000         $13.377271          201,378.698
2001

Aggressive Growth                                           $12.500000          $9.004226          383,969.297
2001

Emerging Small Company                                      $12.500000          $9.070108          262,187.415
2001

Small Company Blend                                         $12.500000         $10.662451          188,906.971
2001

Dynamic Growth                                              $12.500000          $6.269929          363,236.086
2001

Mid Cap Growth                                              $12.500000         $10.343827          132,998.639
2001

Mid Cap Opportunities                                       $12.500000         $10.462406          84,845.853
2001

Mid Cap Stock                                               $12.500000         $10.626573          377,123.000
2001

All Cap Growth                                              $12.500000           $8.84073          782,841.739
2001

Financial Services                                          $12.500000         $11.493242          150,906.700
2001

Overseas                                                    $12.500000           $9.67622          168,274.446
2001

International Stock                                         $12.500000          $9.653655          213,338.526
2001

International Value                                         $12.500000         $11.105217          223,671.152
2001

All Cap Value                                               $12.500000         $12.460579          91.709.327
2001

Capital Appreciation                                        $12.500000           $9.42054          206.666.420
2001

Strategic Opportunities                                     $12.500000          $9.866815          529,537.128
2001

Quantitative Mid Cap                                        $12.500000         $10.077137          22,952.183
2001

Global Equity                                               $12.500000         $10.503647          250,396.992
2001

Strategic Growth                                            $12.500000         $10.887341          323,912.196
2001

Growth                                                      $12.500000          $9.146718          328,102.911
2001

Large Cap Growth                                            $12.500000           $9.90723          579,502.210
2001

Capital Opportunities                                       $12.500000         $10.571147          170,803.278
2001

Sub-Account                                              Unit Value at         Unit Value at     Number of Units
-----------                                              Start of Year(A)      End of Year       at End of Year
                                                         ----------------      -----------       --------------
Quantitative Equity                                         $12.500000           $9.240305         350,722.046
2001

Blue Chip Growth                                            $12.500000          $10.323946         979,632.253
2001

Utilities                                                   $12.500000           $9.234447         138,460.267
2001

Real Estate Securities                                      $12.500000          $12.813379         142,336.817
2001

Small Company Value                                         $12.500000          $12.909289         382,033.929
2001

Mid Cap Value                                               $12.500000          $12.932106         462,766.077
2001

Value                                                       $12.500000          $12.239648         365,985.966
2001

Tactical Allocation                                         $12.500000          $10.321521         505,460.628
2001

Fundamental Value                                           $12.500000          $11.588922         536,341.153
2001

Growth & Income                                             $12.500000          $10.683054        1,258,235.424
2001

U.S. Large Cap Value                                        $12.500000           $11.48988         839,168.430
2001

Equity-Income                                               $12.500000          $12.431003         887,859.440
2001

Income & Value                                              $12.500000          $12.016868         264,001.658
2001

Balanced                                                    $12.500000          $10.543217         89,878.616
2001

High Yield                                                  $12.500000          $10.900449         168,652.436
2001

Strategic Bond                                              $12.500000          $12.967269         246,560.893
2001

Global Bond                                                 $12.500000          $12.446362         59,230.223
2001

Total Return                                                $12.500000          $13.302764        1,198,005.819
2001

Investment Quality Bond                                     $12.500000          $13.073356         480,844.138
2001

Diversified Bond                                            $12.500000          $13.029001         407,304.883
2001

U.S. Government Securities                                  $12.500000          $13.081938         573,570.977
2001

Money Market                                                $12.500000          $12.679643        2,126,685.476
2001

Small Cap Index                                             $12.500000          $11.889003         45,673.534
2001

International Index                                         $12.500000           $9.670086         187,745.232
9/30/2001

Mid Cap Index                                               $12.500000          $11.881892         80,112.825
2001

Total Stock Market Index                                    $12.500000          $10.504899         59,444.747
2001

500 Index                                                   $12.500000          $10.431377         514,816.261
2001

Lifestyle Aggressive 1000                                   $12.500000          $10.344632         191,039.669
2001

Lifestyle Growth 820                                        $12.500000          $10.918093         857,297.939
2001

Sub-Account                                              Unit Value at         Unit Value at     Number of Units
-----------                                              Start of Year(A)      End of Year       at End of Year
                                                         ----------------      -----------       --------------
Lifestyle Balanced 640                                      $12.500000          $11.493504        1,321,348.789
2001

Lifestyle Moderate 460                                      $12.500000          $12.006535         284,407.391
2001

Lifestyle Conservative 280                                  $12.500000          $12.584297         158,202.102
2001



(A) Units under the series of contracts were first credited under the sub-account on January 29, 2001.

                                   APPENDIX C



Examples of Calculation of Withdrawal Charge



Example 1 - Assume:



     -    a single payment of $50,000 is made,



     -    a 3% payment enhancement of $1,500 is credited to contract value,



     -    no additional payments are made and there are no partial withdrawals.



The table below illustrates five examples of the withdrawal charges that would be imposed if the contract were completely withdrawn. All contract values are hypothetical.



      Contract      Hypothetical         Free Withdrawal     Payments                       Withdrawal Charge
      Year          Contract Value       Amount              Liquidated              Percent                Amount
      ----          --------------       ------              ----------            ---------------------------------
      2             $55,000              $ 5,000 (a)         $50,000                  8.50%                 $4,250
      4             $50,500              $ 5,000 (b)         $45,500                  7.00%                 $3,185
      6             $60,000              $10,000 (c)         $50,000                  5.00%                 $2,500
      8             $80,000              $30,000 (d)         $50,000                  3.00%                 $1,500
      10            $70,000              $20,000 (e)         $50,000                  0.00%                 $0




(a) During any contract year the free withdrawal amount is the greater of:



     the contract value minus unliquidated payments (accumulated earnings), or 10% of total payments made under the contract minus any partial withdrawals in that contract year.



In the second contract year the earnings under the contract are $5,000 ($55,000
- $50,000 = $5,000), and 10% of payments is equal to $5,000 (0.10 x $50,000 =
$5,000). Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against that liquidated payment.



     (b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the free withdrawal amount is equal to 10% of purchase payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less free withdrawal amount)."



     (c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated.



     (d) In the example for the eighth contract year, the accumulated earnings of $30,000 is greater than 10% of payments ($5,000). The free withdrawal amount therefore is equal to the accumulated earnings of $30,000 and the withdrawal charge is applied to the payments liquidated.



     (e) There is no withdrawal charge on any payments that have been in the contract for at least 10 years.

Example 2 - Assume:



              -- a single payment of $50,000 is made,



              -- a 3% payment enhancement of $1,500 is credited to contract value,



              -- no transfers are made,



              -- no additional payments are made and



              -- there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.





      Hypothetical           Partial Withdrawal  Free            Payments                       Withdrawal Charge
      Contract Value         Amount              Withdrawal      Liquidated                 Percent           Amount
      --------------         ------------------                  ----------               ----------------------------
                                                 ------
      $65,000                $2,000              $15,000 (a)     $0                          8.00%             $0
      $49,000                $5,000              $ 3,000 (b)     $2,000                      8.00%             $160
      $52,000                $7,000              $ 4,000 (c)     $3,000                      8.00%             $240
      $44,000                $8,000              $  0    (d)     $8,000                      8.00%             $640



     (a) The free withdrawal amount during any contract year is the greater of the contract value minus unliquidated payments (accumulated earnings), or 10% of payments minus 100% of all prior withdrawals in that contract year.



          For the first example, accumulated earnings of $15,000 ($65,000 - $50,000 = $15,000) is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000 - $0). The amount requested ($2,000) is less than the free withdrawal amount. Therefore, payments are not liquidated and no withdrawal charge applies.




     (b)  The contract has negative accumulated earnings ($49,000 - $50,000 <
          0), so the free withdrawal amount is limited to 10% of payments minus 100% of all prior withdrawals during the contract year. Because $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and will result in payments being liquidated. The remaining unliquidated payments after the $5,000 partial withdrawal are $48,000 ($50,000 - $2,000 = $48,000).



     (c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 which results in $4,000 of accumulated earnings ($52,000 - $48,000 = $4,000) which is greater than 10% of payments minus prior withdrawals this contract year ($5,000 - $2,000 - $5,000 < 0 ). Hence the free withdrawal amount is $4,000, leaving $3,000 of the $7,000 partial withdrawal subject to a withdrawal charge. The unliquidated payments are reduced by $3,000 to $45,000.



     (d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,0000 < 0) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available for withdrawal requests during that contract year.

                                   APPENDIX D

State Premium Taxes

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.


                                                                   TAX RATE

                                                     QUALIFIED                  NON-QUALIFIED
STATE                                                CONTRACTS                  CONTRACTS
CALIFORNIA                                           0.50%                      2.35%
MAINE                                                0.00%                      2.00%
NEVADA                                               0.00%                      3.50%
PUERTO RICO                                          1.00%                      1.00%
SOUTH DAKOTA*                                        0.00%                      1.25%
WEST VIRGINIA                                        1.00%                      1.00%
WYOMING                                              0.00%                      1.00%




* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium).

                                   APPENDIX E

Pennsylvania Maximum Maturity Age

For all contracts issued in Pennsylvania the maximum maturity age based upon the issue age of the annuitant is as follows:


         Issue Age                                  Maximum Maturity Age
         70 or less                                 85
         71-75                                      86
         76-80                                      88
         81-85                                      90
         86-90                                      93
         91-93                                      96
         94-95                                      98
         96-97                                      99
         98-99                                      101
         100-101                                    102
         102                                        103
         103                                        104
         104                                        105
         105                                        106




     The annuitant must exercise a settlement annuity option no later than the maximum maturity age stated above. For example, an annuitant who is age 60 at issue must exercise a settlement option prior to age 86. We will use the issue age of the youngest annuitant in the determination of the required settlement option date.



     If contracts are issued with annuitants over age 80, a withdrawal charge could be imposed if they terminate the contract rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the Pennsylvania restrictions in combination with the contract's 9-year withdrawal charge schedule.

                                   APPENDIX F



Examples of Payment Enhancement Calculations



The payment enhancement is determined based on the cumulative amount of your payments. The payment enhancements, as a percentage of payments, are shown in the table below.



                         Cumulative Payments                      Payment Enhancement*
                         $10,000 to $499,999                      3.0%
                         $500,000 to $2,499,999                   4.0%
                         $2,500,000 and above                     5.0%



Payment enhancements are payable as a percentage of the payment being made. The two examples below demonstrate how the payment enhancement is calculated:



Example 1 - Assume an initial payment of $400,000 and a subsequent payment of $200,000. Payment enhancements would be determined as follows**:



              A payment enhancement of $12,000 (3% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 initial payment.



              A payment enhancement of $8,000 (4% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 subsequent payment.



Example 2 - Assume an initial payment of $200,000 and a subsequent payment of $400,000. Payment enhancements would be determined as follows**:



              A payment enhancement of $6,000 (3% x $200,000) would be allocated among the investment options in proportion to the allocation of the $200,000 initial payment.



              A payment enhancement of $16,000 (4% x $400,000) would be allocated among the investment options in proportion to the allocation of the $400,000 subsequent payment.



*Promotional Payment Enhancement rates that are currently in effect for new contracts are higher. See "Description of the Contract - Payment Enhancement."



**Unless we receive a Letter of Intent from you representing that additional purchase payments will be received within 13 months of the issue date of the contract. If we receive a Letter of Intent, the payment enhancement will be determined using the percentage associated with the total amount of purchase payments indicated in the Letter of Intent (see "payment enhancements").

                                   APPENDIX G



Qualified Plan Types



     Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contract. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.



Individual Retirement Annuities



Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible, and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.



     IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. The Company is informally seeking IRS approval for the use of such death benefits in contracts issued as IRAs.



Simplified Employee Pensions (SEP-IRAs)



Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefits for purposes of the tax rules governing IRAs (which would include SEP-IRAs).



SIMPLE IRAs



     Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefits for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.



Roth IRAs



     Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.



     Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:



               made after the owner attains age 59-1/2;



               made after the owner's death;



               attributable to the owner being disabled; or



               a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.



     In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2. Under some circumstances, a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.



     As described above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefits for purposes of the tax rules governing IRAs (which include Roth IRAs).

Furthermore, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.



Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans



     Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Corporate and self-employed pension and profit sharing plans also are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a plan, the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.



Tax-Sheltered Annuities



     Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit options could be characterized as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.


     Tax-sheltered annuity contracts must contain restrictions on withdrawals of:


              contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,


              earnings on those contributions, and


              earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.



These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)



     Tax-sheltered annuity plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with a tax-sheltered annuity plan, the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.



Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations



     Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes.

                                     PART B



                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

                  MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
--------------------------------------------------------------------------------

                                       OF


                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING






      This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.


      The date of this Statement of Additional Information is May 1, 2002.



                The Manufacturers Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                                 (617) 663-3000
                                 (800) 344-1029



VANTAGE.SAI 5/02

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS



General Information and History.......................................     4
Performance Data......................................................     4
Accumulation Unit Value Tables........................................
Services
     Independent Auditors.............................................     32
     Servicing Agent..................................................     32
     Principal Underwriter............................................     32
Audited Financial Statements..........................................     33

                         GENERAL INFORMATION AND HISTORY

The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE Account") is a separate investment account of The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

      The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

      Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

      Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

      -     redemption at the end of the time period, and

      -     no redemption at the end of the time period.

Standardized figures include total return figures from:

      - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

      -     ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

      -     inception date of the portfolio, or

      -     ten years, whichever period is shorter.

      Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate total return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

      In calculating standardized return figures, all recurring charges (all asset charges - mortality and expense risk fees and administrative fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and does not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

      For total return figures quoted for periods prior to the commencement of the offering of this contract, August 4, 1997, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us or by

Manulife North America, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.



                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
                       CALCULATED AS OF DECEMBER 31, 2001
      (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS INCLUDING GRIP II)



                                                     SINCE INCEPTION
                                                       OR 10 YEARS,
                                                       WHICHEVER IS   INCEPTION
PORTFOLIO                      1 YEAR      5 YEAR        SHORTER        DATE(A)
--------------------------------------------------------------------------------
Internet Technologies         - 51.19%       N/A        - 40.35%      05/01/00
--------------------------------------------------------------------------------
Pacific Rim Emerging Markets  - 26.46%       N/A        - 11.98%      01/01/97
--------------------------------------------------------------------------------
Telecommunications               N/A         N/A        - 42.27%      04/30/01
--------------------------------------------------------------------------------
Science & Technology          - 46.84%       N/A           0.77%      01/01/97
--------------------------------------------------------------------------------
International Small Cap       - 37.72%     -3.00%         -1.26%      03/04/96
--------------------------------------------------------------------------------
Health Sciences                  N/A         N/A         - 1.70%      04/30/01
--------------------------------------------------------------------------------
Aggressive Growth             - 33.12%       N/A         - 2.30%      01/01/97
--------------------------------------------------------------------------------
Emerging Small Company        - 29.76%       N/A           5.52%      01/01/97
--------------------------------------------------------------------------------
Small Company Blend           - 11.85%       N/A         - 4.76%      05/03/99
--------------------------------------------------------------------------------
Dynamic Growth                - 45.94%       N/A        - 37.28%      05/01/00
--------------------------------------------------------------------------------
Mid Cap Growth                   N/A         N/A        - 23.90%      04/30/01
--------------------------------------------------------------------------------
Mid Cap Opportunities            N/A         N/A        - 23.04%      04/30/01
--------------------------------------------------------------------------------
Mid Cap Stock                 - 19.65%       N/A        - 10.29%      05/03/99
--------------------------------------------------------------------------------
All Cap Growth                - 31.13%      4.45%          4.83%      03/04/96
--------------------------------------------------------------------------------
Financial Services               N/A         N/A        - 15.49%      04/30/01
--------------------------------------------------------------------------------
Overseas                      - 28.73%     -3.92%         -0.58%      01/09/95
--------------------------------------------------------------------------------
International Stock           - 29.13%       N/A         - 3.34%      01/01/97
--------------------------------------------------------------------------------
International Value           - 18.73%       N/A         - 9.76%      05/03/99
--------------------------------------------------------------------------------
Capital Appreciation           -26.32%       N/A        - 31.84%      11/01/00
--------------------------------------------------------------------------------
Strategic Opportunities       - 23.48%      2.32%          8.59%      06/18/85
--------------------------------------------------------------------------------
Quantitative Mid Cap             N/A         N/A        - 25.86%      04/30/01
--------------------------------------------------------------------------------
Global Equity                 - 24.23%      2.33%         5.58%       03/18/88
--------------------------------------------------------------------------------
Strategic Growth                 N/A         N/A        - 19.93%      04/30/01
--------------------------------------------------------------------------------
Growth                        - 28.97%      0.62%         2.47%       07/15/96
--------------------------------------------------------------------------------
Large Cap Growth              - 25.78%      1.17%         5.12%       08/03/89
--------------------------------------------------------------------------------

All Cap Value                    N/A         N/A         - 8.41%      04/30/01
--------------------------------------------------------------------------------
Capital Opportunities            N/A         N/A        - 22.24%      04/30/01
--------------------------------------------------------------------------------
Quantitative Equity           - 30.40%       N/A           7.33%      01/01/97
--------------------------------------------------------------------------------
Blue Chip Growth              - 22.90%      6.82%         7.37%       12/11/92
--------------------------------------------------------------------------------
Utilities                        N/A         N/A        - 32.03%      04/30/01
--------------------------------------------------------------------------------
Real Estate Securities         - 6.94%       N/A          0.30%       01/01/97
--------------------------------------------------------------------------------
Small Company Value            - 3.90%       N/A         - 1.43%      10/01/97
--------------------------------------------------------------------------------
Mid Cap Value                    N/A         N/A         - 4.96%      04/30/01
--------------------------------------------------------------------------------
Value                          - 6.70%       N/A           5.08%      01/01/97
--------------------------------------------------------------------------------
Tactical Allocation           - 21.80%       N/A        - 15.52%      05/01/00
--------------------------------------------------------------------------------
Fundamental Value                N/A         N/A        - 14.79%      04/30/01
--------------------------------------------------------------------------------
Growth & Income               - 19.91%      7.22%        10.09%       04/23/91
--------------------------------------------------------------------------------
U.S. Large Cap Value          - 12.06%       N/A         - 4.06%      05/03/99
--------------------------------------------------------------------------------
Equity-Income                  - 8.61%      7.57%          9.92%      02/19/93
--------------------------------------------------------------------------------
Income & Value                 - 8.89%      5.59%          6.67%      08/03/89
--------------------------------------------------------------------------------
Balanced                      - 18.93%       N/A         - 1.78%      01/01/97
--------------------------------------------------------------------------------
High Yield                    - 14.69%       N/A         - 1.96%      01/01/97
--------------------------------------------------------------------------------
Strategic Bond                 - 4.16%      2.06%          4.47%      02/19/93
--------------------------------------------------------------------------------
Global Bond                    - 9.30%     -2.36%          2.95%      03/18/88
--------------------------------------------------------------------------------
Total Return                    -2.33%       N/A           1.31%      05/03/99
--------------------------------------------------------------------------------
Investment Quality Bond         -3.18%      3.12%          4.16%      06/18/85
--------------------------------------------------------------------------------
Diversified Bond                -3.40%      4.55%          5.40%      08/03/89
--------------------------------------------------------------------------------
U.S. Government Securities      -3.45%      3.18%          3.95%      03/18/88
--------------------------------------------------------------------------------
Money Market                   - 6.55%      1.32%          2.00%      06/18/85
--------------------------------------------------------------------------------
Small Cap Index                - 8.42%       N/A         - 8.07%      05/01/00
--------------------------------------------------------------------------------
International Index           - 29.91%       N/A        - 18.73%      05/01/00
--------------------------------------------------------------------------------
Mid Cap Index                 - 11.33%       N/A         - 8.10%      05/01/00
--------------------------------------------------------------------------------
Total Stock Market Index      - 20.03%       N/A        - 14.62%      05/01/00
--------------------------------------------------------------------------------
500 Index                     - 20.89%       N/A        - 14.98%      05/01/00
--------------------------------------------------------------------------------
Lifestyle Aggressive 1000     - 22.06%       N/A         - 1.67%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Growth 820          - 17.90%       N/A           0.97%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Balanced 640        - 14.06%       N/A           2.32%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Moderate 460        - 10.75%       N/A           3.37%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Conservative 280     - 6.87%       N/A           4.03%      01/07/97
--------------------------------------------------------------------------------

Merrill Lynch Small Cap
Value Focus - Class B           18.32%       N/A           8.40%      10/13/97
--------------------------------------------------------------------------------
Merrill Lynch Basic Value
Focus - Class B                - 6.13%       N/A           5.23%      10/13/97
--------------------------------------------------------------------------------
Merrill Lynch Developing
Capital Markets Focus -
Class B                        - 8.60%       N/A        - 12.03%      10/13/97
--------------------------------------------------------------------------------


(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

(B)   10 year average annual return.





              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
      (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS INCLUDING GRIP II)




                                                     SINCE INCEPTION
                                                       OR 10 YEARS,
                                                       WHICHEVER IS  INCEPTION
PORTFOLIO                      1 YEAR      5 YEAR        SHORTER        DATE(A)
--------------------------------------------------------------------------------
Internet Technologies         - 51.19%       N/A        - 40.35%      05/01/00
--------------------------------------------------------------------------------
Pacific Rim Emerging Markets  - 26.46%    -12.12%         -7.17%      10/04/94
--------------------------------------------------------------------------------
Telecommunications               N/A         N/A        - 42.27%      04/30/01
--------------------------------------------------------------------------------
Science & Technology          - 46.84%       N/A           0.77%      01/01/97
--------------------------------------------------------------------------------
International Small Cap       - 37.72%     -3.00%         -1.26%      03/04/96
--------------------------------------------------------------------------------
Health Sciences                  N/A         N/A         - 1.70%      04/30/01
--------------------------------------------------------------------------------
Aggressive Growth             - 33.12%       N/A         - 2.30%      01/01/97
--------------------------------------------------------------------------------
Emerging Small Company        - 29.76%       N/A           5.52%      01/01/97
--------------------------------------------------------------------------------
Small Company Blend           - 11.85%       N/A         - 4.76%      05/03/99
--------------------------------------------------------------------------------
Dynamic Growth                - 45.94%       N/A        - 37.28%      05/01/00
--------------------------------------------------------------------------------
Mid Cap Growth                   N/A         N/A        - 23.90%      04/30/01
--------------------------------------------------------------------------------
Mid Cap Opportunities            N/A         N/A        - 23.04%      04/30/01
--------------------------------------------------------------------------------
Mid Cap Stock                 - 19.65%       N/A        - 10.29%      05/03/99
--------------------------------------------------------------------------------
All Cap Growth                - 31.13%      4.45%          4.83%      03/04/96
--------------------------------------------------------------------------------
Financial Services               N/A         N/A        - 15.49%      04/30/01
--------------------------------------------------------------------------------
Overseas                      - 28.73%     -3.92%         -0.58%      01/09/95
--------------------------------------------------------------------------------
International Stock           - 29.13%       N/A         - 3.34%      01/01/97
--------------------------------------------------------------------------------
International Value           - 18.73%       N/A         - 9.76%      05/03/99
--------------------------------------------------------------------------------
Capital Appreciation           -26.32%       N/A        - 31.84%      11/01/00
--------------------------------------------------------------------------------
Strategic Opportunities       - 23.48%      2.32%          8.59%      06/18/85
--------------------------------------------------------------------------------

Quantitative Mid Cap             N/A         N/A        - 25.86%      04/30/01
--------------------------------------------------------------------------------
Global Equity                 - 24.23%      2.33%         5.58%       03/18/88
--------------------------------------------------------------------------------
Strategic Growth                 N/A         N/A        - 19.93%      04/30/01
--------------------------------------------------------------------------------
Growth                        - 28.97%      0.62%          2.47%      07/15/96
--------------------------------------------------------------------------------
Large Cap Growth              - 25.78%      1.17%          5.12%      08/03/89
--------------------------------------------------------------------------------
All Cap Value                    N/A         N/A         - 8.41%      04/30/01
--------------------------------------------------------------------------------
Capital Opportunities            N/A         N/A        - 22.24%      04/30/01
--------------------------------------------------------------------------------
Quantitative Equity           - 30.40%      7.18%          8.70%      04/30/87
--------------------------------------------------------------------------------
Blue Chip Growth              - 22.90%      6.82%          7.37%      12/11/92
--------------------------------------------------------------------------------
Utilities                        N/A         N/A        - 32.03%      04/30/01
--------------------------------------------------------------------------------
Real Estate Securities         - 6.94%     -0.19%          7.77%      04/30/87
--------------------------------------------------------------------------------
Small Company Value            - 3.90%       N/A         - 1.43%      10/01/97
--------------------------------------------------------------------------------
Mid Cap Value                    N/A         N/A         - 4.96%      04/30/01
--------------------------------------------------------------------------------
Value                          - 6.70%       N/A           5.08%      01/01/97
--------------------------------------------------------------------------------
Tactical Allocation           - 21.80%       N/A        - 15.52%      05/01/00
--------------------------------------------------------------------------------
Fundamental Value                N/A         N/A        - 14.79%      04/30/01
--------------------------------------------------------------------------------
Growth & Income               - 19.91%      7.22%         10.09%      04/23/91
--------------------------------------------------------------------------------
U.S. Large Cap Value          - 12.06%       N/A         - 4.06%      05/03/99
--------------------------------------------------------------------------------
Equity-Income                  - 8.61%      7.57%          9.92%      02/19/93
--------------------------------------------------------------------------------
Income & Value                 - 8.89%      5.59%          6.67%      08/03/89
--------------------------------------------------------------------------------
Balanced                      - 18.93%       N/A         - 1.78%      01/01/97
--------------------------------------------------------------------------------
High Yield                    - 14.69%       N/A         - 1.96%      01/01/97
--------------------------------------------------------------------------------
Strategic Bond                 - 4.16%      2.06%          4.47%      02/19/93
--------------------------------------------------------------------------------
Global Bond                    - 9.30%     -2.36%          2.95%      03/18/88
--------------------------------------------------------------------------------
Total Return                    -2.33%       N/A           1.31%      05/03/99
--------------------------------------------------------------------------------
Investment Quality Bond         -3.18%      3.12%          4.16%      06/18/85
--------------------------------------------------------------------------------
Diversified Bond                -3.40%      4.55%          5.40%      08/03/89
--------------------------------------------------------------------------------
U.S. Government Securities      -3.45%      3.18%          3.95%      03/18/88
--------------------------------------------------------------------------------
Money Market                   - 6.55%      1.32%          2.00%      06/18/85
--------------------------------------------------------------------------------
Small Cap Index                - 8.42%       N/A         - 8.07%      05/01/00
--------------------------------------------------------------------------------
International Index           - 29.91%       N/A        - 18.73%      05/01/00
--------------------------------------------------------------------------------
Mid Cap Index                 - 11.33%       N/A         - 8.10%      05/01/00
--------------------------------------------------------------------------------
Total Stock Market Index      - 20.03%       N/A        - 14.62%      05/01/00
--------------------------------------------------------------------------------
500 Index                     - 20.89%       N/A        - 14.98%      05/01/00
--------------------------------------------------------------------------------

Lifestyle Aggressive 1000     - 22.06%       N/A         - 1.67%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Growth 820          - 17.90%       N/A           0.97%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Balanced 640        - 14.06%       N/A           2.32%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Moderate 460        - 10.75%       N/A           3.37%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Conservative 280     - 6.87%       N/A           4.03%      01/07/97
--------------------------------------------------------------------------------
Merrill Lynch Small Cap
Value Focus - Class B           18.32%       N/A           8.40%      10/13/97
--------------------------------------------------------------------------------
Merrill Lynch Basic Value
Focus - Class B                - 6.13%       N/A           5.23%      10/13/97
--------------------------------------------------------------------------------
Merrill Lynch Developing
Capital Markets Focus -
Class B                        - 8.60%       N/A        - 12.03%      10/13/97
--------------------------------------------------------------------------------


(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract CHARGES. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)   10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
      (REFLECTING THE EXPENSES OF ALL OPTIONAL BENEFITS INCLUDING GRIP II)



                                                     SINCE INCEPTION
                                                       OR 10 YEARS,
                                                       WHICHEVER IS   INCEPTION
PORTFOLIO                      1 YEAR      5 YEAR        SHORTER        DATE(A)
--------------------------------------------------------------------------------
Internet Technologies         - 47.54%       N/A        - 37.38%      05/01/00
--------------------------------------------------------------------------------
Pacific Rim Emerging Markets  - 20.51%     -11.17%        -6.64%      10/04/94
--------------------------------------------------------------------------------
Telecommunications               N/A         N/A        - 50.15%      04/30/01
--------------------------------------------------------------------------------
Science & Technology          - 42.79%       N/A           2.05%      01/01/97
--------------------------------------------------------------------------------
International Small Cap       - 32.81%     -1.89%         -0.33%      03/04/96
--------------------------------------------------------------------------------
Health Sciences                  N/A         N/A          10.63%      04/30/01
--------------------------------------------------------------------------------
Aggressive Growth             - 27.79%       N/A         - 1.04%      01/01/97
--------------------------------------------------------------------------------
Emerging Small Company        - 24.12%       N/A           6.60%      01/01/97
--------------------------------------------------------------------------------
Small Company Blend            - 4.54%       N/A         - 1.82%      05/03/99
--------------------------------------------------------------------------------
Dynamic Growth                - 41.80%       N/A        - 34.13%      05/01/00
--------------------------------------------------------------------------------
Mid Cap Growth                   N/A         N/A        - 24.58%      04/30/01
--------------------------------------------------------------------------------
Mid Cap Opportunities            N/A         N/A        - 23.29%      04/30/01
--------------------------------------------------------------------------------
Mid Cap Stock                 - 13.07%       N/A         - 7.53%      05/03/99
--------------------------------------------------------------------------------
All Cap Growth                - 25.62%      5.48%          5.62%      03/04/96
--------------------------------------------------------------------------------
Financial Services               N/A         N/A        - 11.76%      04/30/01
--------------------------------------------------------------------------------
Overseas                      - 22.99%     -2.82%          0.08%      01/09/95
--------------------------------------------------------------------------------
International Stock           - 23.43%       N/A         - 2.10%      01/01/97
--------------------------------------------------------------------------------
International Value           - 12.07%       N/A         - 6.98%      05/03/99
--------------------------------------------------------------------------------
Capital Appreciation           -20.36%       N/A        - 26.75%      11/01/00
--------------------------------------------------------------------------------
Strategic Opportunities       - 17.25%      3.43%         8.62%       06/18/85
--------------------------------------------------------------------------------
Quantitative Mid Cap             N/A         N/A        - 27.46%      04/30/01
--------------------------------------------------------------------------------
Global Equity                 - 18.07%      3.44%          5.61%      03/18/88
--------------------------------------------------------------------------------
Strategic Growth                 N/A         N/A        - 18.60%      04/30/01
--------------------------------------------------------------------------------
Growth                        - 23.26%      1.78%          3.41%      07/15/96
--------------------------------------------------------------------------------
Large Cap Growth              - 19.77%      2.32%          5.15%      08/03/89
--------------------------------------------------------------------------------
All Cap Value                    N/A         N/A         - 0.47%      04/30/01
--------------------------------------------------------------------------------
Capital Opportunities            N/A         N/A        - 22.10%      04/30/01
--------------------------------------------------------------------------------
Quantitative Equity           - 24.81%      8.11%          8.73%      04/30/87
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Blue Chip Growth              - 16.62%      7.75%          7.45%      12/11/92
--------------------------------------------------------------------------------
Utilities                        N/A         N/A        - 36.31%      04/30/01
--------------------------------------------------------------------------------
Real Estate Securities           0.82%      0.98%          7.80%      04/30/87
--------------------------------------------------------------------------------
Small Company Value              4.15%       N/A           0.06%      10/01/97
--------------------------------------------------------------------------------
Mid Cap Value                    N/A         N/A           5.19%      04/30/01
--------------------------------------------------------------------------------
Value                            1.09%       N/A           6.19%      01/01/97
--------------------------------------------------------------------------------
Tactical Allocation           - 15.42%       N/A        - 11.12%      05/01/00
--------------------------------------------------------------------------------
Fundamental Value                N/A         N/A        - 10.66%      04/30/01
--------------------------------------------------------------------------------
Growth & Income               - 13.35%      8.14%        10.12%       04/23/91
--------------------------------------------------------------------------------
U.S. Large Cap Value           - 4.77%       N/A         - 1.09%      05/03/99
--------------------------------------------------------------------------------
Equity-Income                   -1.00%      8.49%         10.10%      02/19/93
--------------------------------------------------------------------------------
Income & Value                 - 1.31%      6.58%          6.71%      08/03/89
--------------------------------------------------------------------------------
Balanced                      - 12.28%       N/A         - 0.53%      01/01/97
--------------------------------------------------------------------------------
High Yield                     - 7.65%       N/A         - 0.70%      01/01/97
--------------------------------------------------------------------------------
Strategic Bond                   3.86%      3.18%          4.73%      02/19/93
--------------------------------------------------------------------------------
Global Bond                     -1.75%     -1.24%          2.99%      03/18/88
--------------------------------------------------------------------------------
Total Return                     5.86%       N/A           4.41%      05/03/99
--------------------------------------------------------------------------------
Investment Quality Bond          4.93%      4.20%          4.20%      06/18/85
--------------------------------------------------------------------------------
Diversified Bond                 4.69%      5.57%          5.44%      08/03/89
--------------------------------------------------------------------------------
U.S. Government Securities       4.63%      4.26%          3.99%      03/18/88
--------------------------------------------------------------------------------
Money Market                     1.25%      2.48%          2.04%      06/18/85
--------------------------------------------------------------------------------
Small Cap Index                - 0.80%       N/A         - 3.25%      05/01/00
--------------------------------------------------------------------------------
International Index           - 24.28%       N/A        - 14.52%      05/01/00
--------------------------------------------------------------------------------
Mid Cap Index                  - 3.98%       N/A         - 3.28%      05/01/00
--------------------------------------------------------------------------------
Total Stock Market Index      - 13.48%       N/A        - 10.18%      05/01/00
--------------------------------------------------------------------------------
500 Index                     - 14.42%       N/A        - 10.55%      05/01/00
--------------------------------------------------------------------------------
Lifestyle Aggressive 1000     - 15.70%       N/A         - 0.41%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Growth 820          - 11.15%       N/A           2.25%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Balanced 640         - 6.96%       N/A           3.55%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Moderate 460         - 3.35%       N/A           4.54%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Conservative 280       0.90%       N/A           5.18%      01/07/97
--------------------------------------------------------------------------------
Merrill Lynch Small Cap
Value Focus - Class B           26.87%       N/A           9.64%      10/13/97
--------------------------------------------------------------------------------
Merrill Lynch Basic Value
Focus - Class B                  1.71%       N/A           6.58%      10/13/97
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Merrill Lynch Developing
Capital Markets Focus -
Class B                        - 0.99%       N/A        - 10.67%      10/13/97
--------------------------------------------------------------------------------


(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)   10 year average annual return.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
                       CALCULATED AS OF DECEMBER 31, 2001
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                     SINCE INCEPTION
                                                       OR 10 YEARS,
                                                       WHICHEVER IS  INCEPTION
PORTFOLIO                      1 YEAR      5 YEAR        SHORTER       DATE(A)
--------------------------------------------------------------------------------
Internet Technologies         - 50.63%       N/A        - 53.56%      05/01/00
--------------------------------------------------------------------------------
Pacific Rim Emerging Markets  - 25.84%       N/A        - 11.06%      01/01/97
--------------------------------------------------------------------------------
Telecommunications               N/A         N/A        - 41.75%      04/30/01
--------------------------------------------------------------------------------
Science & Technology          - 46.27%       N/A           1.42%      01/01/97
--------------------------------------------------------------------------------
International Small Cap       - 37.13%     -2.32%         -0.57%      03/04/96
--------------------------------------------------------------------------------
Health Sciences                  N/A         N/A         - 1.11%      04/30/01
--------------------------------------------------------------------------------
Aggressive Growth             - 32.52%       N/A         - 1.57%      01/01/97
--------------------------------------------------------------------------------
Emerging Small Company        - 29.15%       N/A           6.21%      01/01/97
--------------------------------------------------------------------------------
Small Company Blend           - 11.19%       N/A         - 4.01%      05/03/99
--------------------------------------------------------------------------------
Dynamic Growth                - 45.36%       N/A        - 46.89%      05/01/00
--------------------------------------------------------------------------------
Mid Cap Growth                   N/A         N/A        - 23.35%      04/30/01
--------------------------------------------------------------------------------
Mid Cap Opportunities            N/A         N/A        - 22.48%      04/30/01
--------------------------------------------------------------------------------
Mid Cap Stock                 - 19.01%       N/A         - 9.46%      05/03/99
--------------------------------------------------------------------------------
All Cap Growth                - 30.53%      5.13%          5.53%      03/04/96
--------------------------------------------------------------------------------
Financial Services               N/A         N/A        - 14.92%      04/30/01
--------------------------------------------------------------------------------
Overseas                      - 28.11%     -3.19%          0.16%      01/09/95
--------------------------------------------------------------------------------
International Stock           - 28.51%       N/A         - 2.63%      01/01/97
--------------------------------------------------------------------------------
International Value           - 18.09%       N/A         - 8.96%      05/03/99
--------------------------------------------------------------------------------
Capital Appreciation           -25.70%       N/A        - 30.83%      11/01/00
--------------------------------------------------------------------------------
Strategic Opportunities       - 22.85%      3.04%         9.24%       06/18/85
--------------------------------------------------------------------------------
Quantitative Mid Cap             N/A         N/A        - 25.30%      04/30/01
--------------------------------------------------------------------------------
Global Equity                 - 23.60%      3.05%         6.28%       03/18/88
--------------------------------------------------------------------------------
Strategic Growth                 N/A         N/A        - 19.36%      04/30/01
--------------------------------------------------------------------------------
Growth                        - 28.36%      1.29%          3.16%      07/15/96
--------------------------------------------------------------------------------
Large Cap Growth              - 25.16%      1.87%          5.81%      08/03/89
--------------------------------------------------------------------------------
All Cap Value                    N/A         N/A         - 7.83%      04/30/01
--------------------------------------------------------------------------------
Capital Opportunities            N/A         N/A        - 21.68%      04/30/01
--------------------------------------------------------------------------------
Quantitative Equity           - 29.79%       N/A           7.98%      01/01/97
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Blue Chip Growth              - 22.27%      7.48%          8.13%      12/11/92
--------------------------------------------------------------------------------
Utilities                        N/A         N/A        - 31.48%      04/30/01
--------------------------------------------------------------------------------
Real Estate Securities         - 6.27%       N/A           1.10%      01/01/97
--------------------------------------------------------------------------------
Small Company Value            - 3.22%       N/A         - 0.48%      10/01/97
--------------------------------------------------------------------------------
Mid Cap Value                    N/A         N/A         - 4.37%      04/30/01
--------------------------------------------------------------------------------
Value                          - 6.03%       N/A           5.85%      01/01/97
--------------------------------------------------------------------------------
Tactical Allocation           - 21.17%       N/A        - 15.48%      05/01/00
--------------------------------------------------------------------------------
Fundamental Value                N/A         N/A        - 14.22%      04/30/01
--------------------------------------------------------------------------------
Growth & Income               - 19.27%      7.88%         10.74%      04/23/91
--------------------------------------------------------------------------------
U.S. Large Cap Value          - 11.40%       N/A         - 3.28%      05/03/99
--------------------------------------------------------------------------------
Equity-Income                  - 7.95%      8.28%         10.60%      02/19/93
--------------------------------------------------------------------------------
Income & Value                 - 8.22%      6.32%          7.39%      08/03/89
--------------------------------------------------------------------------------
Balanced                      - 18.29%       N/A         - 1.08%      01/01/97
--------------------------------------------------------------------------------
High Yield                    - 14.04%       N/A         - 1.22%      01/01/97
--------------------------------------------------------------------------------
Strategic Bond                 - 3.48%      2.85%          5.24%      02/19/93
--------------------------------------------------------------------------------
Global Bond                    - 8.63%     -1.59%          3.71%      03/18/88
--------------------------------------------------------------------------------
Total Return                    -1.65%       N/A           2.17%      05/03/99
--------------------------------------------------------------------------------
Investment Quality Bond         -2.50%      3.90%          4.93%      06/18/85
--------------------------------------------------------------------------------
Diversified Bond                -2.72%      5.31%          6.16%      08/03/89
--------------------------------------------------------------------------------
U.S. Government Securities      -2.77%      3.97%          4.74%      03/18/88
--------------------------------------------------------------------------------
Money Market                   - 5.88%      2.12%          2.83%      06/18/85
--------------------------------------------------------------------------------
Small Cap Index                - 7.76%       N/A         - 8.96%      05/01/00
--------------------------------------------------------------------------------
International Index           - 29.29%       N/A        - 24.08%      05/01/00
--------------------------------------------------------------------------------
Mid Cap Index                 - 10.67%       N/A         - 3.24%      05/01/00
--------------------------------------------------------------------------------
Total Stock Market Index      - 19.39%       N/A        - 17.99%      05/01/00
--------------------------------------------------------------------------------
500 Index                     - 20.25%       N/A        - 18.26%      05/01/00
--------------------------------------------------------------------------------
Lifestyle Aggressive 1000     - 21.43%       N/A         - 0.94%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Growth 820          - 17.25%       N/A           1.73%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Balanced 640        - 13.41%       N/A           3.08%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Moderate 460        - 10.09%       N/A           4.12%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Conservative 280     - 6.20%       N/A           4.80%      01/07/97
--------------------------------------------------------------------------------
Merrill Lynch Small Cap
Value Focus - Class B           19.12%       N/A           9.41%      10/13/97
--------------------------------------------------------------------------------
Merrill Lynch Basic Value
Focus - Class B                - 5.46%       N/A           6.13%      10/13/97
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Merrill Lynch Developing
Capital Markets Focus -
Class B                        - 7.93%       N/A        - 10.88%      10/13/97
--------------------------------------------------------------------------------


(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                   SINCE INCEPTION
                                                     OR 10 YEARS,
                                                      WHICHEVER IS    INCEPTION
PORTFOLIO                      1 YEAR      5 YEAR        SHORTER        DATE(A)
--------------------------------------------------------------------------------
Internet Technologies         - 50.63%       N/A        - 53.56%      05/01/00
--------------------------------------------------------------------------------
Pacific Rim Emerging Markets  - 25.84%     -11.19%        -6.12%      10/04/94
--------------------------------------------------------------------------------
Telecommunications               N/A         N/A        - 41.75%      04/30/01
--------------------------------------------------------------------------------
Science & Technology          - 46.27%       N/A           1.42%      01/01/97
--------------------------------------------------------------------------------
International Small Cap       - 37.13%     -2.32%         -0.57%      03/04/96
--------------------------------------------------------------------------------
Health Sciences                  N/A         N/A         - 1.11%      04/30/01
--------------------------------------------------------------------------------
Aggressive Growth             - 32.52%       N/A         - 1.57%      01/01/97
--------------------------------------------------------------------------------
Emerging Small Company        - 29.15%       N/A           6.21%      01/01/97
--------------------------------------------------------------------------------
Small Company Blend           - 11.19%       N/A         - 4.01%      05/03/99
--------------------------------------------------------------------------------
Dynamic Growth                - 45.36%       N/A        - 46.89%      05/01/00
--------------------------------------------------------------------------------
Mid Cap Growth                   N/A         N/A        - 23.35%      04/30/01
--------------------------------------------------------------------------------
Mid Cap Opportunities            N/A         N/A        - 22.48%      04/30/01
--------------------------------------------------------------------------------
Mid Cap Stock                 - 19.01%       N/A         - 9.46%      05/03/99
--------------------------------------------------------------------------------
All Cap Growth                - 30.53%      5.13%          5.53%      03/04/96
--------------------------------------------------------------------------------
Financial Services               N/A         N/A        - 14.92%      04/30/01
--------------------------------------------------------------------------------
Overseas                      - 28.11%     -3.19%          0.16%      01/09/95
--------------------------------------------------------------------------------
International Stock           - 28.51%       N/A         - 2.63%      01/01/97
--------------------------------------------------------------------------------
International Value           - 18.09%       N/A         - 8.96%      05/03/99
--------------------------------------------------------------------------------
Capital Appreciation           -25.70%       N/A        - 30.83%      11/01/00
--------------------------------------------------------------------------------
Strategic Opportunities       - 22.85%      3.04%          9.24%      06/18/85
--------------------------------------------------------------------------------
Quantitative Mid Cap             N/A         N/A        - 25.30%      04/30/01
--------------------------------------------------------------------------------
Global Equity                 - 23.60%      3.05%          6.28%      03/18/88
--------------------------------------------------------------------------------
Strategic Growth                 N/A         N/A        - 19.36%      04/30/01
--------------------------------------------------------------------------------
Growth                        - 28.36%      1.29%          3.16%      07/15/96
--------------------------------------------------------------------------------
Large Cap Growth              - 25.16%      1.87%          5.81%      08/03/89
--------------------------------------------------------------------------------
All Cap Value                    N/A         N/A         - 7.83%      04/30/01
--------------------------------------------------------------------------------
Capital Opportunities            N/A         N/A        - 21.68%      04/30/01
--------------------------------------------------------------------------------
Quantitative Equity           - 29.79%      7.84%          9.44%      04/30/87
--------------------------------------------------------------------------------

Blue Chip Growth              - 22.27%      7.48%          8.13%      12/11/92
--------------------------------------------------------------------------------
Utilities                        N/A         N/A        - 31.48%      04/30/01
--------------------------------------------------------------------------------
Real Estate Securities         - 6.27%      0.60%          8.50%      04/30/87
--------------------------------------------------------------------------------
Small Company Value            - 3.22%       N/A         - 0.48%      10/01/97
--------------------------------------------------------------------------------
Mid Cap Value                    N/A         N/A         - 4.37%      04/30/01
--------------------------------------------------------------------------------
Value                          - 6.03%       N/A           5.85%      01/01/97
--------------------------------------------------------------------------------
Tactical Allocation           - 21.17%       N/A        - 15.48%      05/01/00
--------------------------------------------------------------------------------
Fundamental Value                N/A         N/A        - 14.22%      04/30/01
--------------------------------------------------------------------------------
Growth & Income               - 19.27%      7.88%         10.74%      04/23/91
--------------------------------------------------------------------------------
U.S. Large Cap Value          - 11.40%       N/A         - 3.28%      05/03/99
--------------------------------------------------------------------------------
Equity-Income                  - 7.95%      8.28%        10.60%       02/19/93
--------------------------------------------------------------------------------
Income & Value                 - 8.22%      6.32%         7.39%       08/03/89
--------------------------------------------------------------------------------
Balanced                      - 18.29%       N/A         - 1.08%      01/01/97
--------------------------------------------------------------------------------
High Yield                    - 14.04%       N/A         - 1.22%      01/01/97
--------------------------------------------------------------------------------
Strategic Bond                 - 3.48%      2.85%          5.24%      02/19/93
--------------------------------------------------------------------------------
Global Bond                    - 8.63%     -1.59%          3.71%      03/18/88
--------------------------------------------------------------------------------
Total Return                    -1.65%       N/A           2.17%      05/03/99
--------------------------------------------------------------------------------
Investment Quality Bond         -2.50%      3.90%          4.93%      06/18/85
--------------------------------------------------------------------------------
Diversified Bond                -2.72%      5.31%          6.16%      08/03/89
--------------------------------------------------------------------------------
U.S. Government Securities      -2.77%      3.97%          4.74%      03/18/88
--------------------------------------------------------------------------------
Money Market                   - 5.88%      2.12%          2.83%      06/18/85
--------------------------------------------------------------------------------
Small Cap Index                - 7.76%       N/A         - 8.96%      05/01/00
--------------------------------------------------------------------------------
International Index           - 29.29%       N/A        - 24.08%      05/01/00
--------------------------------------------------------------------------------
Mid Cap Index                 - 10.67%       N/A         - 3.24%      05/01/00
--------------------------------------------------------------------------------
Total Stock Market Index      - 19.39%       N/A        - 17.99%      05/01/00
--------------------------------------------------------------------------------
500 Index                     - 20.25%       N/A        - 18.26%      05/01/00
--------------------------------------------------------------------------------
Lifestyle Aggressive 1000     - 21.43%       N/A         - 0.94%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Growth 820          - 17.25%       N/A           1.73%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Balanced 640        - 13.41%       N/A           3.08%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Moderate 460        - 10.09%       N/A           4.12%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Conservative 280     - 6.20%       N/A           4.80%      01/07/97
--------------------------------------------------------------------------------
Merrill Lynch Small Cap         19.12%       N/A           9.41%      10/13/97
Value Focus - Class B
--------------------------------------------------------------------------------
Merrill Lynch Basic Value      - 5.46%       N/A           6.13%      10/13/97
Focus - Class B
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Merrill Lynch Developing
Capital Markets Focus -
Class B                        - 7.93%       N/A        - 10.88%      10/13/97
--------------------------------------------------------------------------------


(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract CHARGES. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)   10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)



                                                     SINCE INCEPTION
                                                       OR 10 YEARS,
                                                       WHICHEVER IS   INCEPTION
PORTFOLIO                      1 YEAR      5 YEAR        SHORTER        DATE(A)
--------------------------------------------------------------------------------
Internet Technologies         - 46.93%       N/A        - 51.84%      05/01/00
--------------------------------------------------------------------------------
Pacific Rim Emerging Markets  - 19.83%     -10.22%        -5.72%      10/04/94
--------------------------------------------------------------------------------
Telecommunications               N/A         N/A        - 37.22%      04/30/01
--------------------------------------------------------------------------------
Science & Technology          - 42.16%       N/A           2.56%      01/01/97
--------------------------------------------------------------------------------
International Small Cap       - 32.17%     -1.19%          0.26%      03/04/96
--------------------------------------------------------------------------------
Health Sciences                  N/A         N/A           7.20%      04/30/01
--------------------------------------------------------------------------------
Aggressive Growth             - 27.13%       N/A         - 0.43%      01/01/97
--------------------------------------------------------------------------------
Emerging Small Company        - 23.45%       N/A           7.17%      01/01/97
--------------------------------------------------------------------------------
Small Company Blend            - 3.82%       N/A         - 1.24%      05/03/99
--------------------------------------------------------------------------------
Dynamic Growth                - 41.17%       N/A        - 44.74%      05/01/00
--------------------------------------------------------------------------------
Mid Cap Growth                   N/A         N/A        - 17.11%      04/30/01
--------------------------------------------------------------------------------
Mid Cap Opportunities            N/A         N/A        - 16.16%      04/30/01
--------------------------------------------------------------------------------
Mid Cap Stock                 - 12.37%       N/A         - 6.89%      05/03/99
--------------------------------------------------------------------------------
All Cap Growth                - 24.95%      6.13%         6.22%       03/04/96
--------------------------------------------------------------------------------
Financial Services               N/A         N/A         - 7.90%      04/30/01
--------------------------------------------------------------------------------
Overseas                      - 22.32%     -2.08%          0.73%      01/09/95
--------------------------------------------------------------------------------
International Stock           - 22.75%       N/A         - 1.51%      01/01/97
--------------------------------------------------------------------------------
International Value           - 11.37%       N/A         - 6.37%      05/03/99
--------------------------------------------------------------------------------
Capital Appreciation           -19.68%       N/A        - 26.10%      11/01/00
--------------------------------------------------------------------------------
Strategic Opportunities       - 16.57%      4.12%          9.27%      06/18/85
--------------------------------------------------------------------------------
Quantitative Mid Cap             N/A         N/A        - 19.25%      04/30/01
--------------------------------------------------------------------------------
Global Equity                 - 17.39%      4.13%          6.31%      03/18/88
--------------------------------------------------------------------------------
Strategic Growth                 N/A         N/A        - 12.75%      04/30/01
--------------------------------------------------------------------------------
Growth                        - 22.58%      2.44%          3.98%      07/15/96
--------------------------------------------------------------------------------
Large Cap Growth              - 19.09%      3.00%          5.84%      08/03/89
--------------------------------------------------------------------------------
All Cap Value                    N/A         N/A         - 0.15%      04/30/01
--------------------------------------------------------------------------------
Capital Opportunities            N/A         N/A        - 15.29%      04/30/01
--------------------------------------------------------------------------------
Quantitative Equity           - 24.14%      8.74%          9.47%      04/30/87
--------------------------------------------------------------------------------

Blue Chip Growth              - 15.93%      8.40%          8.16%      12/11/92
--------------------------------------------------------------------------------
Utilities                        N/A         N/A        - 26.00%      04/30/01
--------------------------------------------------------------------------------
Real Estate Securities           1.55%      1.78%          8.53%      04/30/87
--------------------------------------------------------------------------------
Small Company Value             4.89%        N/A           0.89%      10/01/97
--------------------------------------------------------------------------------
Mid Cap Value                    N/A         N/A           3.63%      04/30/01
--------------------------------------------------------------------------------
Value                            1.82%       N/A           6.83%      01/01/97
--------------------------------------------------------------------------------
Tactical Allocation           - 14.73%       N/A        - 11.40%      05/01/00
--------------------------------------------------------------------------------
Fundamental Value                N/A         N/A         - 7.13%      04/30/01
--------------------------------------------------------------------------------
Growth & Income               - 12.65%      8.78%        10.77%       04/23/91
--------------------------------------------------------------------------------
U.S. Large Cap Value           - 4.05%       N/A         - 0.48%      05/03/99
--------------------------------------------------------------------------------
Equity-Income                   -0.28%      9.18%        10.73%       02/19/93
--------------------------------------------------------------------------------
Income & Value                 - 0.58%      7.29%          7.43%      08/03/89
--------------------------------------------------------------------------------
Balanced                      - 11.58%       N/A           0.07%      01/01/97
--------------------------------------------------------------------------------
High Yield                     - 6.94%       N/A         - 0.08%      01/01/97
--------------------------------------------------------------------------------
Strategic Bond                   4.60%      3.94%          5.43%      02/19/93
--------------------------------------------------------------------------------
Global Bond                     -1.03%     -0.45%          3.75%      03/18/88
--------------------------------------------------------------------------------
Total Return                     6.61%       N/A           5.05%      05/03/99
--------------------------------------------------------------------------------
Investment Quality Bond          5.67%      4.95%          4.97%      06/18/85
--------------------------------------------------------------------------------
Diversified Bond                 5.43%      6.31%          6.20%      08/03/89
--------------------------------------------------------------------------------
U.S. Government Securities       5.38%      5.02%          4.78%      03/18/88
--------------------------------------------------------------------------------
Money Market                     1.98%      3.24%          2.88%      06/18/85
--------------------------------------------------------------------------------
Small Cap Index                - 0.07%       N/A         - 4.50%      05/01/00
--------------------------------------------------------------------------------
International Index           - 23.61%       N/A        - 20.51%      05/01/00
--------------------------------------------------------------------------------
Mid Cap Index                  - 3.26%       N/A           1.56%      05/01/00
--------------------------------------------------------------------------------
Total Stock Market Index      - 12.78%       N/A        - 14.06%      05/01/00
--------------------------------------------------------------------------------
500 Index                     - 13.73%       N/A        - 14.35%      05/01/00
--------------------------------------------------------------------------------
Lifestyle Aggressive 1000     - 15.01%       N/A           0.21%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Growth 820          - 10.45%       N/A           2.87%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Balanced 640         - 6.25%       N/A           4.17%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Moderate 460         - 2.62%       N/A           5.17%      01/07/97
--------------------------------------------------------------------------------
Lifestyle Conservative 280       1.63%       N/A           5.82%      01/07/97
--------------------------------------------------------------------------------
Merrill Lynch Small Cap
Value Focus - Class B           27.66%       N/A          10.53%      10/13/97
--------------------------------------------------------------------------------
Merrill Lynch Basic Value
Focus - Class B                 2.44%        N/A           7.33%      10/13/97
--------------------------------------------------------------------------------

Merrill Lynch Developing
Capital Markets Focus -
Class B                        - 0.26%       N/A         - 9.69%      10/13/97


(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)   10 year average annual return.



                                    * * * * *

      In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust or Merrill Variable Funds may include in their advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                             ACCUMULATION UNIT VALUE TABLES

There are three accumulation unit value tables below. The first tables reflects the fees for the Annual Step Death Benefit available for contracts issued prior to January 29, 2001, the second table reflects the fees for the Annual Step Death Benefit available for contract issued on or after January 29, 2001 and the third table reflects the fees for GEM. The prospectus contains the following two additional accumulation unit value tables: one table reflecting the fees for the Annual Step Death Benefit available for contracts issued on or after January 29, 2001 and the fees for GEM and a second table not reflecting the fees for any optional benefits.

     (REFLECTING THE ANNUAL STEP DEATH BENEFIT FOR CONTRACT ISSUED PRIOR TO
                                JANUARY 29, 2001)


--------------------------------------------------------------------------------------
SUB-ACCOUNT                       UNIT VALUE AT     UNIT VALUE AT     NUMBER OF UNITS
                                START OF YEAR(A)     END OF YEAR      AT END OF YEAR
--------------------------------------------------------------------------------------
Internet Technologies
2000                               $12.500000         $ 7.012603         410,867.645
 12/31/2001                          7.012603           2.726864         482,464.751
--------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
2000                               $12.500000         $10.941915          71,622.589
 12/31/2001                        $10.941915           7.762032          95,136.940
--------------------------------------------------------------------------------------
Telecommunications
 12/31/2001                        $12.500000           6.571833           10541.644
--------------------------------------------------------------------------------------
Science & Technology
2000                               $12.500000         $ 8.857329       1,488,392.735
 12/31/2001                        $ 8.857329           3.798587       2,649,764.186
--------------------------------------------------------------------------------------
International Small Cap
2000                               $12.500000         $10.030446         220,745.463
 12/31/2001                        $10.030446           6.036206         336,043.296
--------------------------------------------------------------------------------------
Health Sciences
 12/31/2001                        $12.500000          11.923140          27,921.634
--------------------------------------------------------------------------------------
Aggressive Growth
2000                               $12.500000         $11.182499         929,491.437
 12/31/2001                        $11.182499           7.161891       1,236,461.240
--------------------------------------------------------------------------------------
Emerging Small Company
2000                               $12.500000         $10.932942         514,632.900
 12/31/2001                        $10.932942           6.706342         752,679.853
--------------------------------------------------------------------------------------
Small Company Blend
2000                               $12.500000         $ 9.630818         181,602.231
 12/31/2001                        $ 9.630818           7.315399         321,389.874
--------------------------------------------------------------------------------------
Dynamic Growth
2000                               $12.500000           8.771239         628,925.892
 12/31/2001                          8.771239           4.531691         906,381.150
--------------------------------------------------------------------------------------
Mid Cap Growth
 12/31/2001                        $12.500000           8.080857          11,907.583
--------------------------------------------------------------------------------------
Mid Cap Opportunities
 12/31/2001                        $12.500000           8.398558           1,787.304
--------------------------------------------------------------------------------------
Mid Cap Stock
2000                               $12.500000         $12.208008         194,877.908
 12/31/2001                        $12.208008           8.882085         333,412.746
--------------------------------------------------------------------------------------
All Cap Growth
2000                               $12.500000         $10.349704       1,211,311.085
 12/31/2001                        $10.349704           6.588104       1,973,351.185
--------------------------------------------------------------------------------------
Financial Services
 12/31/2001                        $12.500000          10.513330          21,735.595
--------------------------------------------------------------------------------------
Overseas
2000                               $12.500000         $11.222510         341,875.704
 12/31/2001                        $11.222510           8.096365         548,597.359
--------------------------------------------------------------------------------------
International Stock
2000                               $12.500000         $11.202883         131,842,090
 12/31/2001                        $11.202883           7.960639         255,903.300
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
SUB-ACCOUNT                       UNIT VALUE AT     UNIT VALUE AT     NUMBER OF UNITS
                                START OF YEAR(A)     END OF YEAR      AT END OF YEAR
--------------------------------------------------------------------------------------
International Value
2000                               $12.500000         $11.868508         119,058.472
 12/31/2001                        $11.868508           9.335145         191,600.185
--------------------------------------------------------------------------------------
All Cap Value
 12/31/2001                        $12.500000          10.602719           9,205.877
--------------------------------------------------------------------------------------
Capital Appreciation
2000                               $12.500000         $10.939455              22.286
 12/31/2001                        $10.939455           7.568485          75,809.807
--------------------------------------------------------------------------------------
Strategic Opportunities
2000                               $12.500000         $11.972462         590,254.445
 12/31/2001                        $11.972462           8.508502       1,174,329.419
--------------------------------------------------------------------------------------
Quantitative Mid Cap
 12/31/2001                        $12.500000           9.113424          11,024.426
--------------------------------------------------------------------------------------
Global Equity
2000                               $12.500000         $13.554144         148,782.204
 12/31/2001                        $13.554144          10.275221         245,949.177
--------------------------------------------------------------------------------------
Strategic Growth
 12/31/2001                        $12.500000           9.163095         132,227.304
--------------------------------------------------------------------------------------
Growth
2000                               $12.500000         $ 9.089389         633,620.762
 12/31/2001                        $ 9.089389           6.169224         951,065.966
--------------------------------------------------------------------------------------
Large Cap Growth
2000                               $12.500000         $10.924721         751,650.720
 12/31/2001                        $10.924721           7.974453       1,321,073.716
--------------------------------------------------------------------------------------
Capital Opportunities
 12/31/2001                        $12.500000           9.063793          31,626.234
--------------------------------------------------------------------------------------
Quantitative Equity
2000                               $12.500000         $12.092105         522,171.302
 12/31/2001                        $12.092105           8.254414         718,103.757
--------------------------------------------------------------------------------------
Blue Chip Growth
2000                               $12.500000         $11.549188       1,770,737.506
 12/31/2001                        $11.549188           8.571391       2,836,813.809
--------------------------------------------------------------------------------------
Utilities
 12/31/2001                        $12.500000           9.212790          28,560.568
--------------------------------------------------------------------------------------
Real Estate Securities
2000                               $12.500000         $13.588062          42,483.634
 12/31/2001                        $13.588062          13.405778          83,504.535
--------------------------------------------------------------------------------------
Small Company Value
2000                               $12.500000         $13.356548          39,250.451
 12/31/2001                        $13.356548          12.182062         181,133.771
--------------------------------------------------------------------------------------
Mid Cap Value
 12/31/2001                        $12.500000          11.476384          65,784.540
--------------------------------------------------------------------------------------
Value
2000                               $12.500000         $15.552753         124,860.690
 12/31/2001                        $15.552753          14.342766         495,673.651
--------------------------------------------------------------------------------------
Tactical Allocation
2000                               $12.500000         $12.188577         194,587.728
 12/31/2001                        $12.188577           9.447059         438,197.344
--------------------------------------------------------------------------------------
Fundamental Value
 12/31/2001                        $12.500000          10.503447          83,821.134
--------------------------------------------------------------------------------------
Growth & Income
2000                               $12.500000         $11.658205       1,818,651.260
 12/31/2001                        $11.658205           9.286298       3,393,880.048
--------------------------------------------------------------------------------------
U.S. Large Cap Value
2000                               $12.500000         $12.467016         417,202.814
 12/31/2001                        $12.467016          10.232153         851,029.301
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
SUB-ACCOUNT                       UNIT VALUE AT     UNIT VALUE AT     NUMBER OF UNITS
                                START OF YEAR(A)     END OF YEAR      AT END OF YEAR
--------------------------------------------------------------------------------------
Equity-Income
2000                               $12.500000         $14.266438         301,378.857
 12/31/2001                        $14.266438          13.244452         912,362.469
--------------------------------------------------------------------------------------
Income & Value
2000                               $12.500000         $12.710793         175,347.336
 12/31/2001                        $12.710793          11.305335         440,800.614
--------------------------------------------------------------------------------------
Balanced
2000                               $12.500000         $11.252446          53,977.341
 12/31/2001                        $11.252446           9.320049         160,873.277
--------------------------------------------------------------------------------------
High Yield
2000                               $12.500000         $11.519841          63,436.742
 12/31/2001                        $11.519841          10.388085         213,209.911
--------------------------------------------------------------------------------------
Strategic Bond
2000                               $12.500000         $12.905776         101,744.539
 12/31/2001                        $12.905776          13.394623         236,205.948
--------------------------------------------------------------------------------------
Global Bond
2000                               $12.500000         $12.871966          49,507.169
 12/31/2001                        $12.871966          13.116216          96,866.262
--------------------------------------------------------------------------------------
Total Return
2000                               $12.500000         $13.220054         314,470.052
 12/31/2001                        $13.220054          14.149022         855,140.840
--------------------------------------------------------------------------------------
Investment Quality Bond
2000                               $12.500000         $13.054821          92,766.167
 12/31/2001                        $13.054821          13.841286         381,810.527
--------------------------------------------------------------------------------------
Diversified Bond
2000                               $12.500000         $13.190998          99,109.088
 12/31/2001                        $13.190998          13.915824         242,745.689
--------------------------------------------------------------------------------------
U.S. Government Securities
2000                               $12.500000         $13.197644          71,597.560
 12/31/2001                        $13.197644          13.992743         393,274.690
--------------------------------------------------------------------------------------
Money Market
2000                               $12.500000         $12.724933       1,232,429.704
 12/31/2001                        $12.724933          12.945727       2,985,893.673
--------------------------------------------------------------------------------------
Small Cap Index
2000                               $12.500000         $11.943325          19,286.070
 12/31/2001                        $11.943325           9.908273          44,653.544
--------------------------------------------------------------------------------------
International Index
2000                               $12.500000         $11.529885          22,985.945
 12/31/2001                        $11.529885           8.327912          61,146.676
--------------------------------------------------------------------------------------
Mid Cap Index
2000                               $12.500000         $13.223282          41,116.101
 12/31/2001                        $13.223282          10.894964          68,602.214
--------------------------------------------------------------------------------------
Total Stock Market Index
2000                               $12.500000         $11.456807          29,032.382
 12/31/2001                        $11.456807           8.932254          74,927.361
--------------------------------------------------------------------------------------
500 Index
2000                               $12.500000         $11.516966         141,044.660
 12/31/2001                        $11.516966           9.009063         491,830.938
--------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
2000                               $12.500000         $11.872645         179,282.520
 12/31/2001                        $11.872645           8.922204         266,837.632
--------------------------------------------------------------------------------------
Lifestyle Growth 820
2000                               $12.500000         $12.089786         574,230.935
 12/31/2001                        $12.089786           9.792437       1,145,908.085
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
SUB-ACCOUNT                       UNIT VALUE AT     UNIT VALUE AT     NUMBER OF UNITS
                                START OF YEAR(A)     END OF YEAR      AT END OF YEAR
--------------------------------------------------------------------------------------
Lifestyle Balanced 640
2000                               $12.500000         $12.355297         512,760.573
 12/31/2001                        $12.355297          10.835942       1,118,987.830
--------------------------------------------------------------------------------------
Lifestyle Moderate 460
2000                               $12.500000         $12.579492         137,563.306
 12/31/2001                        $12.579492          11.767206         306,328.182
--------------------------------------------------------------------------------------
Lifestyle Conservative 280
2000                               $12.500000         $12.913124          11,402.546
 12/31/2001                        $12.913124          12.889151         161,087.010
--------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value
Focus
2000                               $12.500000         $12.606854          17,411.504
 12/31/2001                        $12.606854          12.465423         109,977.216
--------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus
2000                               $12.500000         $13.588646         126,530.942
 12/31/2001                        $13.588646          11.891669         155,015.993
--------------------------------------------------------------------------------------
Merrill Lynch Developing
Capital Markets Focus
2000                               $12.500000         $ 9.694543          10,441.434
 12/31/2001                        $ 9.694543           7.582244           9,036.067
--------------------------------------------------------------------------------------


(A) Units under the series of contracts were first credited under the sub-account on July 31, 2000.

                          TABLE OF ACCUMULATION VALUES
      (REFLECTING ANNUAL STEP BENEFIT ONLY FOR CONTRACT ISSUED ON OR AFTER
                               JANUARY 29, 2001)


---------------------------------------------------------------------------------------
 SUB-ACCOUNT                       UNIT VALUE AT     UNIT VALUE AT     NUMBER OF UNITS
                                  START OF YEAR(A)    END OF YEAR      AT END OF YEAR
---------------------------------------------------------------------------------------
 Internet Technologies
  12/31/2001                        $12.500000          4.239612         117,149.023
---------------------------------------------------------------------------------------
 Pacific Rim Emerging Markets
  12/31/2001                        $12.500000          8.846230          19,785.226
---------------------------------------------------------------------------------------
 Telecommunications
  12/31/2001                        $12.500000          6.575949          42,231.032
---------------------------------------------------------------------------------------
 Science & Technology
  12/31/2001                        $12.500000          4.750755       1,008,912.530
---------------------------------------------------------------------------------------
 International Small Cap
  12/31/2001                        $12.500000          7.724808          71,844.960
---------------------------------------------------------------------------------------
 Health Sciences
  12/31/2001                        $12.500000         11.930561         148,135.925
---------------------------------------------------------------------------------------
 Aggressive Growth
  12/31/2001                        $12.500000          7.941237         524,872.382
---------------------------------------------------------------------------------------
 Emerging Small Company
  12/31/2001                        $12.500000          7.293154         327,181.011
---------------------------------------------------------------------------------------
 Small Company Blend
  12/31/2001                        $12.500000          8.450022         213,244.360
---------------------------------------------------------------------------------------
 Dynamic Growth
  12/31/2001                        $12.500000          7.293154         393,388.105
---------------------------------------------------------------------------------------
 Mid Cap Growth
  12/31/2001                        $12.500000          8.085907         100,479.558
---------------------------------------------------------------------------------------
 Mid Cap Opportunities
  12/31/2001                        $12.500000          8.403806          95,345.062
---------------------------------------------------------------------------------------
 Mid Cap Stock
  12/31/2001                        $12.500000          8.853808         326,704.850
---------------------------------------------------------------------------------------
 All Cap Growth
  12/31/2001                        $12.500000          7.524876         524,872.382
---------------------------------------------------------------------------------------
 Financial Services
  12/31/2001                        $12.500000         10.519873         132,048.970
---------------------------------------------------------------------------------------
 Overseas
  12/31/2001                        $12.500000          9.017723         237,131.695
---------------------------------------------------------------------------------------
 International Stock
  12/31/2001                        $12.500000          8.911428         152,953.321
---------------------------------------------------------------------------------------
 International Value
  12/31/2001                        $12.500000          9.889110         173,583.749
---------------------------------------------------------------------------------------
 All Cap Value
  12/31/2001                        $12.500000         10.609320          94,319.636
---------------------------------------------------------------------------------------
 Capital Appreciation
  12/312001                         $12.500000          8.142683          94,319.636
---------------------------------------------------------------------------------------
 Strategic Opportunities
  12/31/2001                        $12.500000          8.433783         663,274.513
---------------------------------------------------------------------------------------
 Quantitative Mid Cap
  12/31/2001                        $12.500000          9.119105          22,605.147
---------------------------------------------------------------------------------------
 Global Equity
  12/31/2001                        $12.500000          9.672379         213,811.807
---------------------------------------------------------------------------------------
 Strategic Growth
  12/31/2001                        $12.500000          9.168809         189,564.004
---------------------------------------------------------------------------------------
 Growth
  12/31/2001                        $12.500000          8.047127         278,143.835
---------------------------------------------------------------------------------------
 Large Cap Growth
  12/31/2001                        $12.500000          8.968815         656,050.860
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
 SUB-ACCOUNT                       UNIT VALUE AT     UNIT VALUE AT     NUMBER OF UNITS
                                  START OF YEAR(A)    END OF YEAR      AT END OF YEAR
---------------------------------------------------------------------------------------
 Capital Opportunities
  12/31/2001                        $12.500000          9.069449         147,183.251
---------------------------------------------------------------------------------------
 Quantitative Equity
  12/31/2001                        $12.500000          8.344396         514,306.344
---------------------------------------------------------------------------------------
 Blue Chip Growth
  12/31/2001                        $12.500000          9.145681       1,380,751.716
---------------------------------------------------------------------------------------
 Utilities
  12/31/2001                        $12.500000          9.218530          75,794.834
---------------------------------------------------------------------------------------
 Real Estate Securities
  12/31/2001                        $12.500000         12.491340         138,223.973
---------------------------------------------------------------------------------------
 Small Company Value
  12/31/2001                        $12.500000         11.264306         219,436.879
---------------------------------------------------------------------------------------
 Mid Cap Value
  12/312001                         $12.500000         11.483525         315,019.066
---------------------------------------------------------------------------------------
 Value
  12/31/2001                        $12.500000         11.124149         524,402.725
---------------------------------------------------------------------------------------
 Tactical Allocation
  12/31/2001                        $12.500000          9.414061         345,758.262
---------------------------------------------------------------------------------------
 Fundamental Value
  12/31/2001                        $12.500000         10.509989         436,141.044
---------------------------------------------------------------------------------------
 Growth & Income
  12/31/2001                        $12.500000          9.776068       1,503,329.789
---------------------------------------------------------------------------------------
 U.S. Large Cap Value
  12/31/2001                        $12.500000          9.862811         543,392.698
---------------------------------------------------------------------------------------
 Equity-Income
  12/31/2001                        $12.500000         11.612668         985,725.822
---------------------------------------------------------------------------------------
 Income & Value
  12/31/2001                        $12.500000         10.787929       1,503,329.789
---------------------------------------------------------------------------------------
 Balanced
  12/31/2001                        $12.500000          9.911154          83,639.456
---------------------------------------------------------------------------------------
 High Yield
  12/31/2001                        $12.500000         10.599364         193,430.440
---------------------------------------------------------------------------------------
 Strategic Bond
  12/31/2001                        $12.500000         12.911180         138,624.771
---------------------------------------------------------------------------------------
 Global Bond
  12/31/2001                        $12.500000         12.858902          83,972.314
---------------------------------------------------------------------------------------
 Total Return
  12/31/2001                        $12.500000         13.401562         903,896.897
---------------------------------------------------------------------------------------
 Investment Quality Bond
  12/31/2001                        $12.500000         13.162603         256,376.039
---------------------------------------------------------------------------------------
 Diversified Bond
  12/31/2001                        $12.500000         13.082149         292,647.227
---------------------------------------------------------------------------------------
 U.S. Government Securities
  12/31/2001                        $12.500000         13.208088         311,783.486
---------------------------------------------------------------------------------------
 Money Market
  12/31/2001                        $12.500000         12.692656       2,207,732.945
---------------------------------------------------------------------------------------
 Small Cap Index
  12/31/2001                        $12.500000          9.904602          73,115.387
---------------------------------------------------------------------------------------
 International Index
  12/31/2001                        $12.500000          9.174970          50,025.219
---------------------------------------------------------------------------------------
 Mid Cap Index
  12/31/2001                        $12.500000         10.154553         108,247.657
---------------------------------------------------------------------------------------
 Total Stock Market Index
  12/31/2001                        $12.500000          9.423023          95,947.891
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
 SUB-ACCOUNT                       UNIT VALUE AT     UNIT VALUE AT     NUMBER OF UNITS
                                  START OF YEAR(A)    END OF YEAR      AT END OF YEAR
---------------------------------------------------------------------------------------
 500 Index
  12/31/2001                        $12.500000          9.491048         709,496.660
---------------------------------------------------------------------------------------
 Lifestyle Aggressive 1000
  12/31/2001                        $12.500000          9.178643         274,283.703
---------------------------------------------------------------------------------------
 Lifestyle Growth 820
  12/31/2001                        $12.500000          9.909435       1,161,666.200
---------------------------------------------------------------------------------------
 Lifestyle Balanced 640
  12/31/2001                        $12.500000         10.789448       1,187,221.227
---------------------------------------------------------------------------------------
 Lifestyle Moderate 460
  12/31/2001                        $12.500000         11.573902         408,832.347
---------------------------------------------------------------------------------------
 Lifestyle Conservative 280
  12/31/2001                        $12.500000         12.402697          10,676.214
---------------------------------------------------------------------------------------
 Merrill Lynch Small Cap Value
 Focus                              $12.500000         11.453060          61,974.225
  12/31/2001
---------------------------------------------------------------------------------------
 Merrill Lynch Basic Value Focus
  12/31/2001                        $12.500000          9.145681       1,315,369.805
---------------------------------------------------------------------------------------
 Merrill Lynch Developing
 Capital Markets Focus              $12.500000          8.888745          98,709.324
  12/31/2001
---------------------------------------------------------------------------------------


(A) Units under the series of contracts were first credited under the sub-account on July 31, 2000.

                              (REFLECTING GEM ONLY)


-----------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                              UNIT VALUE AT       UNIT VALUE AT       NUMBER OF UNITS
                                                        START OF YEAR(A)      END OF YEAR        AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------
Internet Technologies
 12/31/2001                                                 8.047904            2.726864                     0
-----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
 12/31/2001                                                10.978977            7.762032                     0
-----------------------------------------------------------------------------------------------------------------
Telecommunications
 12/31/2001                                                12.500000            6.571833                     0
-----------------------------------------------------------------------------------------------------------------
Science & Technology
 12/31/2001                                                10.004738            3.798587                     0
-----------------------------------------------------------------------------------------------------------------
International Small Cap
 12/31/2001                                                 9.777345            6.036206                     0
-----------------------------------------------------------------------------------------------------------------
Health Science
 12/31/2001                                                $12.500000          11.923140                     0
-----------------------------------------------------------------------------------------------------------------
Aggressive Growth
 12/31/2001                                                11.284523            7.161891                     0
-----------------------------------------------------------------------------------------------------------------
Emerging Small Company
 12./31/2001                                               11.505741            6.706342                     0
-----------------------------------------------------------------------------------------------------------------
Small Company Blend
 12/31/2001                                                10.832395            7.315399                     0
-----------------------------------------------------------------------------------------------------------------
Dynamic Growth
 12/31/2001                                                10.261757            4.531691                     0
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth
 12/31/2001                                                $12.500000           8.080857                     0
-----------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
 12/31/2001                                                $12.500000           8.398558                     0
-----------------------------------------------------------------------------------------------------------------
Mid Cap Stock
 12/31/2001                                                12.552459            8.882085                     0
-----------------------------------------------------------------------------------------------------------------
All Cap Growth
 12/31/2001                                                10.954810            6.588104                     0
-----------------------------------------------------------------------------------------------------------------
Financial Services
 12/31/2001                                                $12.500000           10.51333                     0
-----------------------------------------------------------------------------------------------------------------
Overseas
 12/31/2001                                                11.234059            8.096365                     0
-----------------------------------------------------------------------------------------------------------------
International Stock
 12/31/2001                                                11.177481            7.960639                     0
-----------------------------------------------------------------------------------------------------------------
International Value
 12/31/2001                                                11.811566            9.335145                     0
-----------------------------------------------------------------------------------------------------------------
All Cap Value
 12/31/2001                                                $12.500000          10.602719                     0
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation
 12/31/2001                                                11.630143            7.568485                     0
-----------------------------------------------------------------------------------------------------------------
Strategic Opportunities
 12/31/2001                                                12.623356            8.508502                     0
-----------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
 12/31/2001                                                $12.500000           9.113424                     0
-----------------------------------------------------------------------------------------------------------------
Global Equity
 12/31/2001                                                13.292328            10.27522                     0
-----------------------------------------------------------------------------------------------------------------
Strategic Growth
 12/31/2001                                                $12.500000           9.163095                     0
-----------------------------------------------------------------------------------------------------------------
Growth
 12/31/2001                                                 9.592535            6.169224                     0
-----------------------------------------------------------------------------------------------------------------
Large Cap Growth
 12/31/2001                                                11.125240            7.974453                     0
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                              UNIT VALUE AT       UNIT VALUE AT       NUMBER OF UNITS
                                                        START OF YEAR(A)      END OF YEAR        AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------
Capital Opportunities
 12/31/2001                                                $12.500000           9.063793                     0
-----------------------------------------------------------------------------------------------------------------
Quantitative Equity
 12/31/2001                                                12.377566            8.254414                     0
-----------------------------------------------------------------------------------------------------------------
Blue Chip Growth
 12/31/2001                                                11.726765            8.571391                     0
-----------------------------------------------------------------------------------------------------------------
Utilities
 12/31/2001                                                $12.500000           9.212790                     0
-----------------------------------------------------------------------------------------------------------------
Real Estate Securities
 12/31/2001                                                13.428433           13.405778                     0
-----------------------------------------------------------------------------------------------------------------
Small Company Value
 12/31/2001                                                13.531911           12.182062                     0
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value
 12/31/2001                                                $12.500000          11.476384                     0
-----------------------------------------------------------------------------------------------------------------
Value
 12/31/2001                                                16.132775           14.342766                     0
-----------------------------------------------------------------------------------------------------------------
Tactical Allocation
 12/31/2001                                                12.556335            9.447059                     0
-----------------------------------------------------------------------------------------------------------------
Fundamental Value
 12/31/2001                                                $12.500000          10.503447                     0
-----------------------------------------------------------------------------------------------------------------
Growth & Income
 12/31/2001                                                11.885612            9.286298                     0
-----------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
 12/31/2001                                                12.981047           10.232153                     0
-----------------------------------------------------------------------------------------------------------------
Equity-Income
 12/31/2001                                                14.270669           13.244452                     0
-----------------------------------------------------------------------------------------------------------------
Income & Value
 12/31/2001                                                13.112578           11.305335                     0
-----------------------------------------------------------------------------------------------------------------
Balanced
 12/31/2001                                                11.766230            9.320049                     0
-----------------------------------------------------------------------------------------------------------------
High Yield
 12/31/2001                                                12.263047           10.388085                     0
-----------------------------------------------------------------------------------------------------------------
Strategic Bond
 12/31/2001                                                12.980947           13.394623                     0
-----------------------------------------------------------------------------------------------------------------
Global Bond
 12/31/2001                                                12.762816           13.116216                     0
-----------------------------------------------------------------------------------------------------------------
Total Return
 12/31/2001                                                13.210297           14.149022              1,015.75
-----------------------------------------------------------------------------------------------------------------
Investment Quality Bond
 12/31/2001                                                13.157593           13.841286              1,018.45
-----------------------------------------------------------------------------------------------------------------
Diversified Bond
 12/31/2001                                                13.309814           13.915824                     0
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities
 12/31/2001                                                13.255748           13.992743              1,360.69
-----------------------------------------------------------------------------------------------------------------
Money Market
 12/31/2001                                                12.761916           12.945727             10,037.45
-----------------------------------------------------------------------------------------------------------------
Small Cap Index
 12/31/2001                                                12.517116            9.908273                     0
-----------------------------------------------------------------------------------------------------------------
International Index
 12/31/2001                                                11.357291            8.327912                     0
-----------------------------------------------------------------------------------------------------------------
Mid Cap Index
 12/31/2001                                                13.424814           10.894964                     0
-----------------------------------------------------------------------------------------------------------------
Total Stock Market Index
 12/31/2001                                                11.860802            8.932254                     0
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                              UNIT VALUE AT       UNIT VALUE AT       NUMBER OF UNITS
                                                        START OF YEAR(A)      END OF YEAR        AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------
500 Index
 12/31/2001                                                11.877056            9.009063                     0
-----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
 12/31/2001                                                12.162901            8.922204                     0
-----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
 12/31/2001                                                12.364728            9.792437                     0
-----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
 12/31/2001                                                12.566380           10.835942                     0
-----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
 12/31/2001                                                12.721427           11.767206                     0
-----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
 12/31/2001                                                13.003188           12.889151                     0
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus
 12/31/2001                                                13.618487           12.465423                     0
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus
 12/31/2001                                                14.262803           11.891669                     0
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets Focus
 12/31/2001                                                10.673365            7.582244                     0
-----------------------------------------------------------------------------------------------------------------



(A) Units under the series of contracts were first credited under the sub-account on January 29, 2001.

                                    SERVICES

INDEPENDENT AUDITORS


The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the financial statements of The Manufacturers Life Insurance Company of North America Separate Account A at December 31, 2001, and for each of the two years in the period ended December 31, 2001, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


SERVICING AGENT

      Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

      -     daily updates on:

            -     accumulation unit values

            -     variable annuity participants and transaction

            -     agent production and commissions;

      -     semimonthly commission statements;

      -     monthly summaries of agent production and daily transaction reports;

      -     semiannual statements for contract owners; and

      -     annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


      Manulife Financial Securities LLC, an indirect wholly owned subsidiary of MFC, serves as principal underwriter to the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., also an indirect wholly owned subsidiary of MFC, served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to MSS in 2001, 2000 and 1999 were $202,486,965, $251,409,183 and $183,494,116 , respectively. MSS did not retain any of these amounts during such periods.

                          AUDITED FINANCIAL STATEMENTS

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of North America Separate Account A Years ended December 31, 2001 and 2000

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                          Audited Financial Statements

                     Years ended December 31, 2001 and 2000


                                    CONTENTS

Report of Independent Auditors..............................................  1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity.............................  3
Statements of Operations and Changes in Contract Owners' Equity.............  5
Notes to Financial Statements............................................... 26

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of
  North America Separate Account A

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of North America Separate Account A (comprising, respectively, the Strategic Opportunities, Investment Quality Bond, Growth & Income, Blue Chip Growth, Money Market, Global Equity, Global Bond, U.S. Government Securities, Diversified Bond, Income & Value, Large Cap Growth, Equity-Income, Strategic Bond, Overseas, Growth, All Cap Growth, International Small Cap, Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Value, Real Estate Securities, Balanced, High Yield, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, Small Company Value, International Value, Small Company Blend, Total Return, U.S. Large Cap Value, Mid Cap Stock, Tactical Allocation, Dynamic Growth, Internet Technologies, International Index, Total Stock Market Index, 500 Index, Mid Cap Index, Small Cap Index, Capital Appreciation, Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, Quantitative Mid Cap, Strategic Growth, All Cap Value, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value, Basic Value Focus, Special Value Focus and Developing Capital Markets Focus Sub-Accounts) of The Manufacturers Life Insurance Company of North America as of December 31, 2001, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of North America Separate Account A at December 31, 2001, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                        ERNST & YOUNG LLP


Boston, Massachusetts
March 15, 2002

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2001

ASSETS
  Investments at market value:
    Sub-accounts held by Manufacturers Investment Trust:
      Strategic Opportunities Portfolio-- 71,306,314 shares (cost
        $1,221,207,424)                                                          $  901,311,814
      Investment Quality Bond Portfolio-- 23,721,856 shares (cost
        $277,049,109)                                                               281,103,989
      Growth & Income Portfolio-- 82,807,400 shares (cost $2,255,761,475)         1,979,924,926
      Blue Chip Growth Portfolio-- 76,881,840 shares (cost $1,461,872,664)        1,217,039,531
      Money Market Portfolio-- 100,132,617 shares (cost $1,001,326,165)           1,001,326,165
      Global Equity Portfolio -- 34,002,731 shares (cost $561,861,656)              442,035,499
      Global Bond Portfolio-- 7,513,212 shares (cost $89,154,352)                    86,251,669
      U.S. Government Securities Portfolio-- 22,057,812 shares (cost
        $297,635,843)                                                               302,633,183
      Diversified Bond Portfolio-- 19,920,991 shares (cost $209,067,667)            210,963,290
      Income & Value Portfolio-- 49,042,095 shares (cost $538,643,371)              496,796,420
      Large Cap Growth Portfolio-- 41,558,648 shares (cost $535,320,904)            411,015,028
      Equity-Income Portfolio-- 57,017,812 shares (cost $909,863,673)               862,679,499
      Strategic Bond Portfolio-- 18,836,951 shares (cost $203,500,783)              202,308,855
      Overseas Portfolio-- 28,971,679 shares (cost $309,681,678)                    247,997,570
      Growth Portfolio-- 23,757,035 shares (cost $518,690,375)                      331,410,642
      All Cap Growth Portfolio-- 36,139,231 shares (cost $734,209,508)              533,053,663
      International Small Cap Portfolio-- 10,751,817 shares (cost
        $198,991,438)                                                               121,495,530
      Pacific Rim Emerging Markets Portfolio-- 5,605,514 shares (cost
        $42,859,970)                                                                 37,276,665
      Science & Technology Portfolio-- 42,987,932 shares (cost
        $1,175,965,783)                                                             551,535,168
      Emerging Small Company Portfolio -- 7,441,394 shares (cost
        $259,157,427)                                                               193,922,733
      Aggressive Growth Portfolio-- 18,804,662 shares (cost $342,889,869)           248,597,637
      International Stock Portfolio-- 11,396,704 shares (cost $138,229,175)         109,294,393
      Quantitative Equity Portfolio-- 14,366,088 shares (cost $333,758,481)         247,096,715
      Value Portfolio-- 16,236,695 shares (cost $260,822,931)                       267,418,360
      Real Estate Securities Portfolio-- 4,759,225 shares (cost $71,735,846)         73,863,177
      Balanced Portfolio-- 5,511,279 shares (cost $92,776,362)                       74,843,169
      High Yield Portfolio-- 13,537,250 shares (cost $150,798,398)                  133,748,028
      Lifestyle Aggressive 1000 Portfolio -- 9,191,217 shares (cost
        $114,213,246)                                                                95,037,182
      Lifestyle Growth 820 Portfolio-- 38,864,531 shares (cost $501,870,399)        437,225,977
      Lifestyle Balanced 640 Portfolio-- 38,290,545 shares (cost
        $489,847,831)                                                               452,594,244
      Lifestyle Moderate 460 Portfolio-- 13,916,750 shares (cost
        $180,006,697)                                                               168,531,837
      Lifestyle Conservative 280 Portfolio-- 8,171,466 shares (cost
        $105,821,690)                                                               105,738,771
      Small Company Value Portfolio -- 9,373,648 shares (cost $121,788,549)         129,356,338
      International Value Portfolio-- 7,170,430 shares (cost $80,824,934)            75,576,337
      Small Company Blend Portfolio-- 9,808,706 shares (cost $122,287,358)          107,699,594
      Total Return Portfolio -- 27,174,648 shares (cost $363,566,230)               377,184,115
      U.S. Large Cap Value Portfolio--24,186,873 shares (cost $304,985,250)         304,996,468
      Mid Cap Stock Portfolio-- 10,181,917 shares (cost $114,389,919)               109,659,241

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)
                                December 31, 2001

ASSETS (CONTINUED)
      Tactical Allocation Portfolio -- 6,814,567 shares (cost $75,236,021)          $68,418,252
      Dynamic Growth Portfolio -- 18,972,973 shares (cost $145,778,338)              90,311,350
      Internet Technologies Portfolio-- 9,546,088 shares (cost $67,897,163)          36,179,674
      International Index Portfolio -- 1,489,073 shares (cost $14,428,645)           12,686,905
      Total Stock Market Index Portfolio-- 2,583,358 shares (cost $27,034,675)       25,291,072
      500 Index Portfolio-- 15,713,287 shares (cost $164,659,009)                   154,147,342
      Mid Cap Index Portfolio-- 2,932,942 shares (cost $37,104,764)                  37,600,321
      Small Cap Index Portfolio-- 2,258,392 shares (cost $24,886,955)                25,474,661
      Capital Appreciation Portfolio -- 3,017,659 shares (cost $27,369,631)          27,008,052
      Telecommunications Portfolio -- 1,011,829 shares (cost $8,302,695)              8,023,806
      Health Sciences Portfolio -- 3,289,373 shares (cost $42,395,354)               44,538,109
      Mid Cap Growth Portfolio -- 2,299,209 shares (cost $23,516,759)                24,072,717
      Mid Cap Opportunities Portfolio -- 1,229,323 shares (cost $12,495,398)         13,018,527
      Financial Services Portfolio -- 1,831,499 shares (cost $21,098,434)            21,300,332
      Quantitative Mid Cap Portfolio -- 424,611 shares (cost $4,458,888)              4,331,032
      Strategic Growth Portfolio -- 4,063,155 shares (cost $43,926,460)              44,775,968
      All Cap Value Portfolio -- 1,475,995 shares (cost $17,570,739)                 18,612,296
      Capital Opportunities Portfolio -- 2,659,354 shares (cost $28,193,711)         28,455,090
      Utilities Portfolio -- 1,660,632 shares (cost $16,824,533)                     15,443,876
      Mid Cap Value Portfolio -- 5,430,356 shares (cost $67,672,757)                 70,920,450
      Fundamental Value Portfolio -- 7,688,596 shares (cost $88,889,419)             90,187,236

    Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
      Basic Value Focus Portfolio-- 3,426,444 shares (cost $47,082,489)              46,017,149
      Special Value Focus Portfolio-- 1,026,720 shares (cost $23,295,722)            25,709,074
      Developing Capital Markets Focus Portfolio-- 227,521 shares (cost
        $2,062,905)                                                                   1,672,277
                                                                                ---------------
Total assets                                                                    $14,864,738,990
                                                                                ===============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                      $14,848,662,429
Annuity reserves                                                                     16,076,561
                                                                                ---------------
Total contract owners' equity                                                   $14,864,738,990
                                                                                ===============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity


                                                                SUB-ACCOUNT
                           ------------------------------------------------------------------------------------------
                             STRATEGIC OPPORTUNITIES(1)      INVESTMENT QUALITY BOND           GROWTH & INCOME
                           ------------------------------  --------------------------  ------------------------------
                               YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                           ------------------------------  --------------------------  ------------------------------
                               2001            2000            2001          2000            2001            2000
                           --------------  --------------  ------------  ------------  --------------  --------------
Income:
  Dividends                $  158,636,799    $207,385,361   $14,907,454   $16,068,154    $119,515,267    $172,497,819

Expenses:
  Mortality and expense
    risk and
    administrative
    charges                    15,181,277      19,140,237     3,720,093     3,037,122      31,449,972      39,106,144
                           --------------  --------------  ------------  ------------  --------------  --------------
Net investment income
  (loss)                      143,455,522     188,245,124    11,187,361    13,031,032      88,065,295     133,391,675

Net realized gain (loss)     (143,160,911)      1,518,215    (2,276,030)   (4,860,035)     72,972,314     205,723,802
Unrealized appreciation
  (depreciation) during
  the period                 (198,199,647)   (293,755,736)    3,611,691     7,652,144    (472,607,901)   (573,777,887)
                           --------------  --------------  ------------  ------------  --------------  --------------
Net increase (decrease)
  in contract owners'
  equity from
  operations                 (197,905,036)   (103,992,397)   12,523,022    15,823,141   (311,570,292)    (234,662,410)

Changes from principal
  transactions:
    Purchase payments          56,606,793     101,596,423    26,390,246    16,914,727     124,307,682     266,944,260
    Transfers between
      sub-accounts and
      the Company             (34,343,112)    (17,644,852)   59,617,897   (10,162,552)    (91,406,127)     43,977,681
    Withdrawals              (131,318,186)   (209,796,618)  (30,744,594)  (27,879,309)   (238,811,128)   (339,279,830)
    Annual contract fee          (749,801)       (609,450)     (147,661)      (82,707)     (1,475,340)     (1,102,606)
                           --------------  --------------  ------------  ------------  --------------  --------------
Net increase (decrease)
  in contract owners'
  equity from
  principal transactions    (109,804,306)    (126,454,497)   55,115,888   (21,209,841)   (207,384,913)    (29,460,495)
                           --------------  --------------  ------------  ------------  --------------  --------------

Total increase (decrease)
  in contract owners'
  equity                     (307,709,342)   (230,446,894)   67,638,910    (5,386,700)   (518,955,205)   (264,122,905)
Contract owners' equity
  at beginning of period    1,209,021,156   1,439,468,050   213,465,079   218,851,779   2,498,880,131   2,763,003,036
                           --------------  --------------  ------------  ------------  --------------  --------------

Contract owners' equity
  at end of period         $  901,311,814  $1,209,021,156  $281,103,989  $213,465,079  $1,979,924,926  $2,498,880,131
                           ==============  ==============  ============  ============  ==============  ==============


(1) On April 30, 2001, Mid Cap Blend Sub-Account was renamed to Strategic Opportunities through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                      SUB-ACCOUNT
                           ---------------------------------------------------------------------------------------------
                                   BLUE CHIP GROWTH                   MONEY MARKET                 GLOBAL EQUITY
                                YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                           -------------------------------   -----------------------------   ---------------------------
                                2001             2000             2001            2000           2001          2000
                           --------------   --------------   --------------   ------------   ------------   ------------
Income:
  Dividends                $   99,905,894      $68,456,785      $28,211,049    $36,972,986    $88,125,057    $82,383,211

Expenses:
  Mortality and
    expense risk
    and administrative
    charges                    19,141,635       22,602,760       12,487,746      9,520,861      7,387,678      9,106,124
                           --------------   --------------   --------------   ------------   ------------   ------------
Net investment income
  (loss)                       80,764,259       45,854,025       15,723,303     27,452,125     80,737,379     73,277,087

Net realized gain (loss)      (12,231,924)     105,083,092       (2,597,294)      (279,759)   (42,801,830)    (4,808,176)
Unrealized appreciation
 (depreciation) during
 the period                  (322,520,628)    (223,839,731)               0              0   (139,257,810)    (8,909,999)
                           --------------   --------------   --------------   ------------   ------------   ------------
Net increase (decrease)
  in contract owners'
  equity from
  operations                (253,988,293)      (72,902,614)      13,126,009     27,172,366   (101,322,261)    59,558,912

Changes from principal
  transactions:
    Purchase payments         112,606,890      259,700,042      431,610,422    456,112,648     23,023,468     25,181,486
    Transfers between
      sub-accounts and
      the Company             (60,999,936)     103,228,451      216,102,162   (441,973,830)   (31,014,046)   (85,629,338)
    Withdrawals              (130,474,421)    (170,380,105)    (292,643,160)  (279,553,607)   (70,393,478)  (110,490,713)
    Annual contract fee        (1,102,157)        (685,340)        (418,355)      (203,690)      (299,939)      (283,267)
                           --------------   --------------   --------------   ------------   ------------   ------------
Net increase (decrease)
  in contract owners'
  equity from principal
  transactions                (79,969,624)     191,863,048      354,651,069   (265,618,479)   (78,683,995)  (171,221,832)
                           --------------   --------------   --------------   ------------   ------------   ------------

Total increase (decrease)
  in contract owners'
  equity                     (333,957,917)     118,960,434      367,777,078   (238,446,113)  (180,006,256)  (111,662,920)
Contract owners' equity
   at beginning of period   1,550,997,448    1,432,037,014      633,549,087    871,995,200    622,041,755    733,704,675
                           --------------   --------------   --------------   ------------   ------------   ------------

Contract owners' equity
  at end of period         $1,217,039,531   $1,550,997,448   $1,001,326,165   $633,549,087   $442,035,499   $622,041,755
                           ==============   ==============   ==============   ============   ============   ============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                       SUB-ACCOUNT
                             --------------------------------------------------------------------------------------------------
                                      GLOBAL BOND               U.S. GOVERNMENT SECURITIES              DIVERSIFIED BOND
                                 YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                             ------------------------------    ------------------------------    ------------------------------
                                 2001             2000             2001             2000              2001             2000
                             -------------    -------------    -------------    -------------    -------------    -------------
Income:
  Dividends                  $           0    $   3,796,523    $  13,400,175    $  14,725,566    $   9,638,263    $  18,151,051

Expenses:
  Mortality and expense
    risk and
    administrative
    charges                      1,387,312        1,597,181        3,672,169        2,842,672        2,648,970        2,125,400
                             -------------    -------------    -------------    -------------    -------------    -------------
Net investment income
  (loss)                        (1,387,312)       2,199,342        9,728,006       11,882,894        6,989,293       16,025,651

Net realized gain (loss)        (2,851,981)     (11,963,988)       2,449,653       (3,191,977)        (792,261)      (5,295,132)
Unrealized appreciation
  (depreciation) during
  the period                     3,632,952        9,154,777         (599,224)       8,615,164        2,994,425        1,528,892
                             -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                      (606,341)        (609,869)      11,578,435       17,306,081        9,191,457       12,259,411

Changes from principal
  transactions:
    Purchase payments            5,332,898        5,361,206       39,333,317       13,155,701       25,091,797       12,157,844
    Transfers between
      sub-accounts and
      the Company              (12,844,346)      (7,856,997)      73,820,301      (18,953,949)      44,297,965        1,918,182
    Withdrawals                (13,732,325)     (25,959,005)     (30,120,170)     (33,547,249)     (23,385,648)     (28,053,888)
    Annual contract fee            (48,542)         (45,150)        (124,080)         (73,284)        (102,997)         (71,435)
                             -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease)
  in contract owners'
  equity from principal
  transactions                 (21,292,315)     (28,499,946)      82,909,368      (39,418,781)      45,901,117      (14,049,297)
                             -------------    -------------    -------------    -------------    -------------    -------------

Total increase (decrease)
  in contract owners' equity   (21,898,656)     (29,109,815)      94,487,803      (22,112,700)      55,092,574       (1,789,886)
Contract owners' equity at
  beginning of period          108,150,325      137,260,140      208,145,380      230,258,080      155,870,716      157,660,602
                             -------------    -------------    -------------    -------------    -------------    -------------

Contract owners' equity
  at end of period           $  86,251,669    $ 108,150,325    $ 302,633,183    $ 208,145,380    $ 210,963,290    $ 155,870,716
                             =============    =============    =============    =============    =============    =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                             --------------------------------------------------------------------------------------------
                                   INCOME & VALUE                   LARGE CAP GROWTH               EQUITY-INCOME
                                YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                             -----------------------------     ---------------------------   ---------------------------
                                 2001             2000             2001           2000           2001          2000
                             ------------     ------------     ------------   ------------   ------------   ------------
Income:
  Dividends                   $23,585,482     $128,856,471      $17,705,628    $65,696,039    $85,764,180    $95,309,005

Expenses:
  Mortality and expense
    risk and
    administrative
    charges                     7,011,496        7,694,963        6,206,333      6,562,245     11,834,272     10,430,531
                             ------------     ------------     ------------   ------------   ------------   ------------
Net investment
  income (loss)                16,573,986      121,161,508       11,499,295     59,133,794     73,929,908     84,878,474

Net realized gain (loss)      (18,593,563)     (15,429,958)     (65,339,356)     6,932,994    (12,819,349)     4,603,997
Unrealized appreciation
  (depreciation) during
  the period                     (634,738)     (87,992,790)     (37,845,761)  (147,796,443)   (64,467,673)   (17,064,655)
                             ------------     ------------     ------------   ------------   ------------   ------------
Net increase (decrease)
  in contract owners'
  equity from operations       (2,654,315)      17,738,760      (91,685,822)   (81,729,655)    (3,357,114)    72,417,816

Changes from principal
  transactions:
    Purchase payments          31,551,107       26,083,194       63,425,417    135,377,279     79,405,985    47,439,755
    Transfers between
      sub-accounts and
      the Company              36,535,472      (43,139,054)      10,516,257    111,395,736    134,126,211   ( 82,856,050)
    Withdrawals               (66,463,920)     (98,995,592)     (40,705,922)   (52,222,116)   (98,443,168)  (101,021,875)
    Annual contract fee          (325,416)        (292,999)       (463,395)       (234,621)      (467,542)      (300,000)
                             ------------     ------------     ------------   ------------   ------------   ------------
Net increase (decrease) in
  contract owners'
  equity from
  principal transactions        1,297,243     (116,344,451)      32,772,357    194,316,278    114,621,486   (136,738,170)
                             ------------     ------------     ------------   ------------   ------------   ------------
Total increase (decrease)
  in contract owners'
  equity                       (1,357,072)     (98,605,691)     (58,913,465)   112,586,623    111,264,372    (64,320,354)
Contract owners' equity
  at beginning of period      498,153,492      596,759,183      469,928,493    357,341,870    751,415,127    815,735,481
                             ------------     ------------     ------------   ------------   ------------   ------------
Contract owners' equity
  at end of period           $496,796,420     $498,153,492     $411,015,028   $469,928,493   $862,679,499   $751,415,127
                             ============     ============     ============   ============   ============   ============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                            -------------------------------------------------------------------------------------------
                                   STRATEGIC BOND                       OVERSEAS                      GROWTH
                            -----------------------------   -----------------------------   ---------------------------
                               YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                            -----------------------------     ---------------------------   ---------------------------
                                2001             2000             2001           2000           2001           2000
                            ------------     ------------     ------------   ------------   ------------   ------------
Income:
  Dividends                  $16,040,950      $20,125,562      $27,986,915    $29,237,688             $0    $60,698,434

Expenses:
  Mortality and
    expense risk
    and administrative
    charges                    3,072,703        3,267,126        4,357,094      5,312,275      5,858,783      9,107,473
                            ------------     ------------     ------------   ------------   ------------   ------------
Net investment income
  (loss)                      12,968,247       16,858,436       23,629,821     23,925,413     (5,858,783)    51,590,961

Net realized gain (loss)     (12,391,153)      (8,786,838)     (88,794,763)    22,246,460    (96,442,776)    23,324,830
Unrealized appreciation
  (depreciation) during
  the period                   6,922,851        4,526,864      (10,069,902)  (120,214,661)   (16,918,973)  (282,682,889)
                            ------------     ------------     ------------   ------------   ------------   ------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                   7,499,945       12,598,462      (75,234,844)   (74,042,788)  (119,220,532)  (207,767,098)

Changes from principal
  transactions:
   Purchase payments          14,486,231       14,224,706       24,798,315     81,033,196     26,039,994    143,799,101
   Transfers between
     sub-accounts and
     the Company              (7,309,273)     (23,800,359)     (28,143,569)    71,221,845    (74,191,581)   146,926,128
   Withdrawals               (28,783,854)     (36,563,833)     (32,049,798)   (36,864,648)   (36,638,753)   (55,952,151)
   Annual contract fee           (95,459)         (73,839)        (250,246)      (126,801)      (434,157)      (267,709)
                            ------------     ------------     ------------   ------------   ------------   ------------
Net increase (decrease)
  in contract owners'
  equity from principal
  transactions               (21,702,355)     (46,213,325)     (35,645,298)   115,263,592    (85,224,497)   234,505,369
                            ------------     ------------     ------------   ------------   ------------   ------------

Total increase
  (decrease) in
  contract owners' equity    (14,202,410)     (33,614,863)    (110,880,142)    41,220,804   (204,445,029)    26,738,271
Contract owners' equity
  at beginning of period     216,511,265      250,126,128      358,877,712    317,656,908    535,855,671    509,117,400
                            ------------     ------------     ------------   ------------   ------------   ------------

Contract owners' equity
  at end of period          $202,308,855     $216,511,265     $247,997,570   $358,877,712   $331,410,642   $535,855,671
                            ============     ============     ============   ============   ============   ============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                            -------------------------------------------------------------------------------------------
                                  ALL CAP GROWTH(2)             INTERNATIONAL SMALL CAP    PACIFIC RIM EMERGING MARKETS
                            -----------------------------     ---------------------------    --------------------------
                                YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                            -----------------------------     ---------------------------    --------------------------
                                2001             2000             2001           2000           2001           2000
                            ------------     ------------     ------------   ------------    -----------    -----------
Income:
  Dividends                  $36,338,213      $50,593,333     $          0    $49,840,813       $189,533       $250,797

Expenses:
  Mortality and expense
    risk and
    administrative
    charges                    8,779,604       11,195,251        2,268,952      3,686,749        673,054      1,023,867
                            ------------     ------------     ------------   ------------    -----------    -----------
Net investment income
  (loss)                      27,558,609       39,398,082       (2,268,952)    46,154,064       (483,521)      (773,070)

Net realized gain (loss)     (52,498,441)      44,666,187      (75,086,334)    11,637,764    (11,109,334)     1,067,099
Unrealized appreciation
  (depreciation) during
  the period                (164,637,059)    (205,068,014)      11,898,270   (160,394,277)     2,933,651    (18,274,248)
                            ------------     ------------     ------------   ------------    -----------    -----------
Net increase (decrease)
  in contract owners'
  equity from
  operations                (189,576,891)    (121,003,745)     (65,457,016)  (102,602,449)    (8,659,204)   (17,980,219)

Changes from principal
  transactions:

    Purchase payments         59,975,314      197,502,417       12,973,521     88,505,705      2,885,796     22,426,542
    Transfers between
      sub-accounts and
      the Company            (38,003,469)     168,562,170      (30,276,745)    71,390,906    (12,909,667)    (7,310,646)
    Withdrawals              (48,430,034)     (70,464,668)     (13,420,646)   (22,334,423)    (3,411,960)    (5,352,849)
    Annual contract fee         (555,856)        (282,698)        (204,479)       (94,638)       (62,569)       (30,253)
                            ------------     ------------     ------------   ------------    -----------    -----------
Net increase (decrease)
  in contract owners'
  equity from
  principal transactions     (27,014,045)     295,317,221      (30,928,349)   137,467,550    (13,498,400)     9,732,794
                            ------------     ------------     ------------   ------------    -----------    -----------

Total increase
  (decrease) in
  contract owners'
  equity                    (216,590,936)     174,313,476      (96,385,365)    34,865,101    (22,157,604)    (8,247,425)

Contract owners'
  equity at beginning
  of period                  749,644,599      575,331,123      217,880,895    183,015,794     59,434,269     67,681,694
                            ------------     ------------     ------------   ------------    -----------    -----------

Contract owners'
  equity at end
  of period                 $533,053,663     $749,644,599     $121,495,530   $217,880,895    $37,276,665    $59,434,269
                            ============     ============     ============   ============    ===========    ===========


(2) On May 1, 2000, the Mid Cap Growth Sub-Account was renamed All Cap Growth through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                            -------------------------------------------------------------------------------------------
                                SCIENCE & TECHNOLOGY            EMERGING SMALL COMPANY           AGGRESSIVE GROWTH
                            -----------------------------     ---------------------------   ---------------------------
                               YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                            -----------------------------     ---------------------------   ---------------------------
                                2001           2000               2001           2000           2001           2000
                            ------------   --------------     ------------   ------------   ------------   ------------
Income:
  Dividends                 $ 38,026,075   $   30,984,269     $  7,806,044   $ 18,181,415   $          0   $          0

Expenses:
  Mortality and
    expense risk and
    administrative
    charges                   10,141,645       17,606,870        2,929,835      3,158,927      3,954,802      3,700,752
                            ------------   --------------     ------------   ------------   ------------   ------------
Net investment
  income (loss)               27,884,430       13,377,399        4,876,209     15,022,488     (3,954,802)    (3,700,752)

Net realized gain
  (loss)                    (180,117,412)      73,111,691      (33,916,723)    24,781,412    (19,318,842)    22,160,342
Unrealized
  appreciation
  (depreciation)
  during the period         (272,045,635)    (609,701,574)     (31,168,072)   (71,226,705)   (69,208,391)   (50,553,904)
                            ------------   --------------     ------------   ------------   ------------   ------------
Net increase (decrease)
  in contract owners'
  equity from
  operations                (424,278,617)    (523,212,484)     (60,208,586)   (31,422,805)   (92,482,035)   (32,094,314)

Changes from principal
  transactions:
    Purchase payments         74,905,484      375,238,009       29,781,989     88,275,621     46,793,941    139,587,411
    Transfers between
      sub-accounts
      and the Company        (43,566,540)     328,600,573       (8,839,605)    93,870,947    (18,932,333)   131,983,782
    Withdrawals              (54,798,116)     (85,011,925)     (13,373,730)   (17,506,692)   (18,504,165)   (19,504,041)
    Annual contract
      fee                       (918,586)        (567,673)        (227,334)      (72,800)       (345,065)      (101,186)
                            ------------   --------------     ------------   ------------   ------------   ------------
Net increase
  (decrease) in
  contract owners'
  equity from
  principal
  transactions               (24,377,758)     618,258,984        7,341,320    164,567,076      9,012,378    251,965,966
                            ------------   --------------     ------------   ------------   ------------   ------------

Total increase
  (decrease)
  in contract
  owners' equity            (448,656,375)      95,046,500      (52,867,266)   133,144,271    (83,469,657)   219,871,652
Contract owners'
  equity at
  beginning of period      1,000,191,543      905,145,043      246,789,999    113,645,728    332,067,294    112,195,642
                           -------------   --------------     ------------   ------------   ------------   ------------

Contract owners'
  equity at end
  of period                $ 551,535,168   $1,000,191,543     $193,922,733   $246,789,999   $248,597,637   $332,067,294
                           =============   ==============     ============   ============   ============   ============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                              SUB-ACCOUNT
                      ---------------------------------------------------------------------------------------------
                           INTERNATIONAL STOCK             QUANTITATIVE EQUITY                    VALUE
                      -----------------------------   -----------------------------   -----------------------------
                          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                      -----------------------------   -----------------------------   -----------------------------
                           2001           2000            2001            2000            2001            2000
                      -------------   -------------   -------------   -------------   -------------   -------------
Income:
  Dividends           $   5,474,463   $     587,742   $  44,139,549   $  29,985,988   $   6,520,750   $           0

Expenses:
  Mortality and
    expense risk
    and
    administrative
    charges               1,738,417       1,848,550       4,237,735       4,118,616       3,400,043       1,807,351
                      -------------   -------------   -------------   -------------   -------------   -------------

Net investment
  income (loss)           3,736,046      (1,260,808)     39,901,814      25,867,372       3,120,707      (1,807,351)

Net realized gain
  (loss)                (17,050,390)        (34,568)    (45,685,915)      9,348,288       8,719,270      (6,402,959)
Unrealized
  appreciation
  (depreciation)
  during the
  period                (17,063,153)    (21,530,458)    (77,823,593)    (31,278,573)    (12,616,845)     34,265,188
                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  operations            (30,377,497)    (22,825,834)    (83,607,694)      3,937,087        (776,868)     26,054,878

Changes from
  principal
  transactions:
    Purchase
      payments           16,765,577      41,030,648      39,889,290      65,879,887      43,358,003      13,981,057
    Transfers
      between sub-
      accounts and
      the Company        (4,958,900)     31,041,113     (30,380,517)    107,902,641      89,667,963       2,554,059
    Withdrawals          (9,523,302)     (9,853,897)    (27,248,506)    (25,638,236)    (19,880,416)    (10,944,275)
    Annual contract
      fee                  (123,486)        (50,493)       (235,128)       (108,277)       (152,336)        (49,911)
                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  principal
  transactions            2,159,889      62,167,371     (17,974,861)    148,036,015     112,993,214       5,540,930
                      -------------   -------------   -------------   -------------   -------------   -------------

Total increase
  (decrease)
  in contract
  owners' equity        (28,217,608)     39,341,537    (101,582,555)    151,973,102     112,216,346      31,595,808

Contract owners'
  equity at
  beginning of
  period                137,512,001      98,170,464     348,679,270     196,706,168     155,202,014     123,606,206
                      -------------   -------------   -------------   -------------   -------------   -------------

Contract owners'
  equity at
  end of period       $ 109,294,393   $ 137,512,001   $ 247,096,715   $ 348,679,270   $ 267,418,360   $ 155,202,014
                      =============   =============   =============   =============   =============   =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                               SUB-ACCOUNT
                      ----------------------------------------------------------------------------------------------
                          REAL ESTATE SECURITIES                 BALANCED                       HIGH YIELD
                      -----------------------------   -----------------------------   ------------------------------
                          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                      -----------------------------   -----------------------------   ------------------------------
                          2001             2000           2001            2000            2001             2000
                      -------------   -------------   -------------   -------------   -------------    -------------
Income:
 Dividends            $   1,566,408   $   1,158,716   $   1,661,487   $   3,964,386   $  14,082,998    $     453,242

Expenses:
  Mortality and
    expense risk
    and
    administrative
    charges                 847,773         507,898       1,154,917       1,321,982       2,020,610        1,940,401

                      -------------   -------------   -------------   -------------   -------------    -------------
Net investment
  income (loss)             718,635         650,818         506,570       2,642,404      12,062,388       (1,487,159)

Net realized
  gain (loss)             2,892,235      (3,041,066)     (6,279,463)     (2,487,625)    (18,227,513)      (5,426,552)
Unrealized
  appreciation
  (depreciation)
  during the
  period                 (3,374,764)     10,418,414      (4,084,207)     (9,650,745)     (3,977,805)      (6,804,957)
                      -------------   -------------   -------------   -------------   -------------    -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  operations                236,106       8,028,166      (9,857,100)     (9,495,966)    (10,142,930)     (13,718,668)

Changes from
  principal
  transactions:
   Purchase payments     12,061,247       5,177,299       8,881,103      10,941,134      17,548,109       19,691,165
   Transfers between
     sub-accounts
     and the Company     17,830,845      10,027,572       1,739,124     (10,419,139)     19,867,888      (13,667,551)
   Withdrawals           (6,096,963)     (3,300,384)     (7,104,749)     (8,097,238)    (15,005,911)     (14,495,377)
   Annual contract
     fee                    (44,288)        (15,181)        (50,307)        (36,965)        (78,772)         (42,218)
                      -------------   -------------   -------------   -------------   -------------    -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  principal
  transactions           23,750,841      11,889,306       3,465,171      (7,612,208)     22,331,314       (8,513,981)
                      -------------   -------------   -------------   -------------   -------------    -------------

Total increase
  (decrease) in
  contract owners'
  equity                 23,986,947      19,917,472      (6,391,929)    (17,108,174)     12,188,384      (22,232,649)
Contract owners'
  equity at
  beginning of
  period                 49,876,230      29,958,758      81,235,098      98,343,272     121,559,644      143,792,293
                      -------------   -------------   -------------   -------------   -------------    -------------

Contract owners'
  equity at
  end of period       $  73,863,177   $  49,876,230   $  74,843,169   $  81,235,098   $ 133,748,028    $ 121,559,644
                      =============   =============   =============   =============   =============    =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                    SUB-ACCOUNT
                            ----------------------------------------------------------------------------------------------
                              LIFESTYLE AGGRESSIVE 1000          LIFESTYLE GROWTH 820           LIFESTYLE BALANCED 640
                            -----------------------------   -----------------------------   ------------------------------
                                YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                            -----------------------------   -----------------------------   ------------------------------
                                 2001            2000            2001            2000           2001             2000
                            -------------   -------------   -------------   -------------   -------------    -------------
Income:
   Dividends                $   6,677,725   $   3,260,744   $  31,273,338   $  24,070,437   $  28,360,750    $  22,590,170

Expenses:
 Mortality and expense
   risk and
   administrative
   charges                      1,265,443         992,146       5,572,022       4,681,050       5,669,714        4,654,347
                            -------------   -------------   -------------   -------------   -------------    -------------

Net investment income
  (loss)                        5,412,282       2,268,598      25,701,316      19,389,387      22,691,036       17,935,823

Net realized gain (loss)       (2,722,360)        862,638      (7,734,403)        671,806      (4,474,066)         100,333
Unrealized appreciation
  (depreciation) during
  the period                  (16,434,732)     (8,171,974)    (56,710,602)    (34,792,440)    (40,120,126)     (14,989,131)
                            -------------   -------------   -------------   -------------   -------------    -------------

Net increase (decrease) in
  contract owners' equity
  from operations             (13,744,810)     (5,040,738)    (38,743,689)    (14,731,247)    (21,903,156)       3,047,025

Changes from principal
  transactions:
  Purchase payments            27,626,431      29,969,701     114,644,548      86,800,102     110,222,350       58,548,994
  Transfers between
    sub-accounts and
    the Company                 4,919,247       3,930,470      31,577,676      11,936,876      45,658,871       16,571,536
  Withdrawals                  (4,233,194)     (3,202,336)    (20,376,071)    (19,986,744)    (27,460,181)     (25,752,333)
  Annual contract fee            (106,829)        (50,842)       (361,830)       (205,193)       (248,953)        (158,662)
                            -------------   -------------   -------------   -------------   -------------    -------------

Net increase (decrease)
  in contract owners'
  equity from
  principal transactions       28,205,655      30,646,993     125,484,323      78,545,041     128,172,087       49,209,535
                            -------------   -------------   -------------   -------------   -------------    -------------

Total increase (decrease)
  in contract owners'
  equity                       14,460,845      25,606,255      86,740,634      63,813,794     106,268,931       52,256,560
Contract owners' equity
  at beginning of period       80,576,337      54,970,082     350,485,343     286,671,549     346,325,313      294,068,753
                            -------------   -------------   -------------   -------------   -------------    -------------

Contract owners' equity
  at end of period          $  95,037,182   $  80,576,337   $ 437,225,977   $ 350,485,343   $ 452,594,244    $ 346,325,313
                            =============   =============   =============   =============   =============    =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                    SUB-ACCOUNT
                            ---------------------------------------------------------------------------------------------
                               LIFESTYLE MODERATE 460         LIFESTYLE CONSERVATIVE 280         SMALL COMPANY VALUE
                            -----------------------------   -----------------------------   -----------------------------
                                YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                            -----------------------------   -----------------------------   -----------------------------
                                 2001           2000             2001            2000            2001           2000
                            -------------   -------------   -------------   -------------   -------------   -------------
Income:
   Dividends                $   7,902,314   $  15,925,334   $   4,151,737   $   5,172,781   $     124,685   $      74,799

Expenses:
  Mortality and
    expense risk
    and administrative
    charges                     2,169,905       1,974,137       1,321,714       1,104,615       1,277,039         807,207
                            -------------   -------------   -------------   -------------   -------------   -------------

Net investment income
  (loss)                        5,732,409      13,951,197       2,830,023       4,068,166      (1,152,354)       (732,408)

Net realized gain (loss)       (2,134,418)       (437,059)       (642,485)       (248,679)      4,152,131       3,776,487
Unrealized appreciation
  (depreciation) during
  the period                   (6,850,716)     (9,869,828)       (688,992)        507,418       1,760,796        (476,014)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                   (3,252,725)      3,644,310       1,498,546       4,326,905       4,760,573       2,568,065

Changes from principal
  transactions:
   Purchase payments           32,428,718      15,178,282      17,950,612       7,805,142      24,028,645       9,375,506
   Transfers between
     sub-accounts and
     the Company               16,990,967      (5,758,954)     17,811,230     (12,552,216)     47,694,013      (6,069,006)
   Withdrawals                (13,343,533)    (11,393,647)     (7,914,526)     (6,546,677)     (6,840,042)     (4,551,929)
   Annual contract fee            (81,963)        (61,523)        (39,395)        (28,796)        (70,716)        (22,792)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  principal transactions       35,994,189      (2,035,842)     27,807,921     (11,322,547)     64,811,900      (1,268,221)
                            -------------   -------------   -------------   -------------   -------------   -------------

Total increase (decrease)
  in contract owners'
  equity                       32,741,464       1,608,468      29,306,467      (6,995,642)     69,572,473       1,299,844
Contract owners' equity
  at beginning of period      135,790,373     134,181,905      76,432,304      83,427,946      59,783,865      58,484,021
                            -------------   -------------   -------------   -------------   -------------   -------------

Contract owners' equity
  at end of period          $ 168,531,837   $ 135,790,373   $ 105,738,771   $  76,432,304   $ 129,356,338   $  59,783,865
                            =============   =============   =============   =============   =============   =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                             ---------------------------------------------------------------------------------------------
                                  INTERNATIONAL VALUE             SMALL COMPANY BLEND               TOTAL RETURN
                             ---------------------------------------------------------------------------------------------
                                  YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                             -----------------------------   -----------------------------   -----------------------------
                                  2001             2000           2001           2000            2001            2000
                             -------------   -------------   -------------   -------------   -------------   -------------
Income:
  Dividends                  $   1,675,032   $     251,800   $     464,556   $   8,493,432   $   8,514,836   $   2,094,744

Expenses:
  Mortality and expense
    risk and administrative
    charges                        949,485         651,186       1,342,521       1,107,578       3,767,832       1,478,185
                             -------------   -------------   -------------   -------------   -------------   -------------

Net investment
  income (loss)                    725,547        (399,386)       (877,965)      7,385,854       4,747,004         616,559

Net realized gain (loss)        (3,055,770)        128,872     (14,964,306)      1,701,789       6,224,570         707,686
Unrealized appreciation
  (depreciation) during
  the period                    (4,586,703)     (2,465,795)     13,065,358     (32,868,881)      4,611,990       9,055,202
                             -------------   -------------   -------------   -------------   -------------   -------------

Net increase (decrease) in
  contract owners'
  equity from
  operations                    (6,916,926)     (2,736,309)     (2,776,913)    (23,781,238)     15,583,564      10,379,447

Changes from principal
  transactions:
   Purchase payments            18,633,675      18,246,107      18,351,095      30,645,376      97,411,836      41,477,118
   Transfers between
     sub-accounts and
     the Company                10,903,759      16,299,253      14,512,595      41,747,695     137,200,949      37,567,468
   Withdrawals                  (4,607,196)     (2,393,767)     (5,239,976)     (3,473,151)    (20,961,429)     (6,731,118)
   Annual contract fee             (65,593)        (22,698)       (107,144)        (35,746)       (190,783)        (48,508)
                             -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  principal transactions        24,864,645      32,128,895      27,516,570      68,884,174     213,460,573      72,264,960
                             -------------   -------------   -------------   -------------   -------------   -------------

Total increase (decrease)
  in contract owners'
  equity                        17,947,719      29,392,586      24,739,657      45,102,936     229,044,137      82,644,407
Contract owners' equity
  at beginning of period        57,628,618      28,236,032      82,959,937      37,857,001     148,139,978      65,495,571
                             -------------   -------------   -------------   -------------   -------------   -------------

Contract owners' equity
  at end of period           $  75,576,337   $  57,628,618   $ 107,699,594   $  82,959,937   $ 377,184,115   $ 148,139,978
                             =============   =============   =============   =============   =============   =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                              SUB-ACCOUNT
                      ---------------------------------------------------------------------------------------------
                           U.S. LARGE CAP VALUE              MID CAP STOCK               TACTICAL ALLOCATION(3)
                      -----------------------------   -----------------------------   -----------------------------
                          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                      -----------------------------   -----------------------------   -----------------------------
                           2001           2000            2001            2000            2001            2000
                      -------------   -------------   -------------   -------------   -------------   -------------
Income:
  Dividends           $   2,639,997   $   1,231,221   $           0   $           0   $     450,672   $   1,332,431

Expenses:
  Mortality and
    expense risk and
    administrative
    charges               3,858,633       2,551,561       1,267,950         715,767         836,567         262,422
                      -------------   -------------   -------------   -------------   -------------   -------------

Net investment
  income (loss)          (1,218,636)     (1,320,340)     (1,267,950)       (715,767)       (385,895)      1,070,009

Net realized gain
  (loss)                   (265,347)      1,307,778      (4,391,627)       (234,783)     (4,405,640)        (57,540)
Unrealized
  appreciation
  (depreciation)
  during the
  period                 (6,818,955)      2,039,607      (3,051,082)     (2,588,424)     (4,357,593)     (2,460,176)
                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  operations             (8,302,938)      2,027,045      (8,710,659)     (3,538,974)     (9,149,128)     (1,447,707)

Changes from
  principal
  transactions:
  Purchase payments      56,577,305      69,676,361      28,854,943      30,988,778      25,416,000      23,857,486
  Transfers between
    sub-accounts and
    the Company          42,830,870      49,204,822      19,287,542      23,181,327      16,655,246      16,534,697
  Withdrawals           (15,483,321)     (9,136,666)     (5,066,965)     (2,460,315)     (2,297,814)     (1,037,549)
  Annual contract
    fee                    (262,632)        (88,438)        (90,144)        (25,979)        (97,010)        (15,969)
                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  principal
  transactions           83,662,222     109,656,079      42,985,376      51,683,811      39,676,422      39,338,665
                      -------------   -------------   -------------   -------------   -------------   -------------
Total increase
  (decrease) in
  contract owners'
  equity                 75,359,284     111,683,124      34,274,717      48,144,837      30,527,294      37,890,958
Contract owners'
  equity at
  beginning of
  period                229,637,184     117,954,060      75,384,524      27,239,687      37,890,958               0
                      -------------   -------------   -------------   -------------   -------------   -------------
Contract owners'
  equity at
  end of period       $ 304,996,468   $ 229,637,184   $ 109,659,241   $  75,384,524   $  68,418,252   $  37,890,958
                      =============   =============   =============   =============   =============   =============


(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                    SUB-ACCOUNT
                            ---------------------------------------------------------------------------------------------
                                   DYNAMIC GROWTH(3)           INTERNET TECHNOLOGIES(3)         INTERNATIONAL INDEX(3)
                            -----------------------------   -----------------------------   -----------------------------
                                YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                            -----------------------------   -----------------------------   -----------------------------
                                 2001           2000            2001             2000            2001            2000
                            -------------   -------------   -------------   -------------   -------------   -------------
Income:
  Dividends                 $     176,321   $           0   $           0   $           0   $     150,074   $     104,347

Expenses:
  Mortality and expense
    risk and administrative
    charges                     1,467,410         731,507         575,031         390,381         147,669          37,399
                            -------------   -------------   -------------   -------------   -------------   -------------
Net investment income
  (loss)                       (1,291,089)       (731,507)       (575,031)       (390,381)          2,405          66,948

Net realized gain (loss)      (40,230,842)     (4,564,786)    (25,510,772)     (3,855,629)     (1,092,680)       (193,990)
Unrealized appreciation
  (depreciation) during
  the period                  (15,232,811)    (40,234,177)       (624,106)    (31,093,383)     (1,350,445)       (391,295)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                  (56,754,742)    (45,530,470)    (26,709,909)    (35,339,393)     (2,440,720)       (518,337)

Changes from principal
  transactions:
   Purchase payments           33,352,059      77,760,872      10,377,810      43,329,348       5,975,523       5,222,617
   Transfers between
     sub-accounts and
     the Company               10,035,539      78,616,628       4,331,792      43,429,491       1,811,325       3,391,636
   Withdrawals                 (4,725,862)     (2,298,272)     (1,875,200)     (1,288,888)       (652,186)        (92,000)
   Annual contract fee           (133,172)        (11,230)        (69,029)         (6,348)        (10,675)           (278)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  principal transactions       38,528,564     154,067,998      12,765,373      85,463,603       7,123,987       8,521,975
                            -------------   -------------   -------------   -------------   -------------   -------------

Total increase (decrease)
  in contract owners'
  equity                      (18,226,178)    108,537,528     (13,944,536)     50,124,210       4,683,267       8,003,638
Contract owners' equity at
  beginning of period         108,537,528               0      50,124,210               0       8,003,638               0
                            -------------   -------------   -------------   -------------   -------------   -------------

Contract owners' equity
  at end of period          $  90,311,350   $ 108,537,528   $  36,179,674   $  50,124,210   $  12,686,905   $   8,003,638
                            =============   =============   =============   =============   =============   =============


(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                            ---------------------------------------------------------------------------------------------
                              TOTAL STOCK MARKET INDEX(3)           500 INDEX(3)                  MID CAP INDEX(3)
                            -----------------------------   -----------------------------   -----------------------------
                                YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                            -----------------------------   -----------------------------   -----------------------------
                                 2001            2000           2001            2000            2001            2000
                            -------------   -------------   -------------   -------------   -------------   -------------
Income:
  Dividends                 $     201,791   $     116,012   $   1,169,265   $     132,092   $     234,678   $     262,152

Expenses:
  Mortality and expense
    risk and administrative
    charges                       270,413          54,891       1,564,727         300,294         391,981          69,776
                            -------------   -------------   -------------   -------------   -------------   -------------

Net investment income
  (loss)                          (68,622)         61,121        (395,462)       (168,202)       (157,303)        192,376

Net realized gain (loss)       (1,438,676)        (41,794)     (7,725,632)       (190,043)     (1,645,809)       (209,438)
Unrealized appreciation
  (depreciation) during
  the period                     (651,864)     (1,091,739)     (5,248,394)     (5,263,273)        672,275        (176,718)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                   (2,159,162)     (1,072,412)    (13,369,488)     (5,621,518)     (1,130,837)       (193,780)

Changes from principal
  transactions:
    Purchase payments           6,128,531       4,102,618      50,888,607      33,971,178      11,259,601       5,797,626
    Transfers between
      sub-accounts and
      the Company               9,430,012       9,553,681      59,546,373      35,860,190      15,499,075       8,264,638
    Withdrawals                  (601,438)        (78,976)     (6,010,446)       (998,846)     (1,678,453)       (199,986)
    Annual contract fee           (10,893)           (889)       (114,413)         (4,295)        (16,817)           (746)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
    contract owners'
    equity from
    principal transactions     14,946,212      13,576,434     104,310,121      68,828,227      25,063,406      13,861,532
                            -------------   -------------   -------------   -------------   -------------   -------------

Total increase (decrease)
  in contract owners'
  equity                       12,787,050      12,504,022      90,940,633      63,206,709      23,932,569      13,667,752
Contract owners' equity
  at beginning of period       12,504,022               0      63,206,709               0      13,667,752               0
                            -------------   -------------   -------------   -------------   -------------   -------------

Contract owners' equity
  at end of period          $  25,291,072   $  12,504,022   $ 154,147,342   $  63,206,709   $  37,600,321   $  13,667,752
                            =============   =============   =============   =============   =============   =============


(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                  SUB-ACCOUNT
                             ---------------------------------------------------------------------------------
                                  SMALL CAP INDEX(3)          CAPITAL APPRECIATION(4)    TELECOMMUNICATIONS(5)
                             ---------------------------------------------------------------------------------
                                                                                             YEAR ENDED
                                YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31       DECEMBER 31
                             ----------------------------    ----------------------------    ------------
                                 2001            2000            2001            2000            2001
                             ------------    ------------    ------------    ------------    ------------
Income:
   Dividends                 $    379,293    $    189,839    $          0    $          0    $          0

Expenses:
  Mortality and expense
    risk and administrative
    charges                       220,964          30,485         205,687           1,555          36,061
                             ------------    ------------    ------------    ------------    ------------

Net investment income
  (loss)                          158,329         159,354        (205,687)         (1,555)        (36,061)

Net realized gain (loss)       (1,335,416)        (30,281)     (1,423,346)         23,692        (781,106)
Unrealized appreciation
  (depreciation) during
  the period                    1,018,358        (430,652)       (338,212)        (23,367)       (278,889)
                             ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                     (158,729)       (301,579)     (1,967,245)         (1,230)     (1,096,056)

Changes from principal
  transactions:
    Purchase payments           7,663,722       3,383,862      11,880,721         478,603       3,680,658
    Transfers between
      sub-accounts and
      the Company              13,169,926       2,615,737      16,855,747         385,039       5,509,990
    Withdrawals                  (807,211)        (79,135)       (608,434)         (4,391)        (68,733)
    Annual contract fee           (11,374)           (558)        (10,738)            (20)         (2,053)
                             ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
  contract owners'
  equity from
  principal transactions       20,015,063       5,919,906      28,117,296         859,231       9,119,862
                             ------------    ------------    ------------    ------------    ------------

Total increase (decrease)
  in contract owners'
  equity                       19,856,334       5,618,327      26,150,051         858,001       8,023,806
Contract owners' equity
  at beginning of period        5,618,327               0         858,001               0               0
                             ------------    ------------    ------------    ------------    ------------

Contract owners' equity
  at end of period           $ 25,474,661    $  5,618,327    $ 27,008,052    $    858,001    $  8,023,806
                             ============    ============    ============    ============    ============


(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

(4) Commencement of Operations, November 1, 2000, through a vote of the Board of Directors.

(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                        SUB-ACCOUNT
                                      --------------------------------------------------------------------------------
                                        HEALTH SCIENCES(5)           MID CAP GROWTH(5)        MID CAP OPPORTUNITIES(5)
                                      ----------------------       ----------------------     ------------------------
                                      YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
                                               2001                         2001                       2001
                                      ----------------------       ----------------------     ------------------------
Income:
   Dividends                               $          0             $          0             $          0

Expenses:
    Mortality and expense
      risk and administrative
      charges                                   200,609                   98,603                   53,233
                                           ------------             ------------             ------------
Net investment income
  (loss)                                       (200,609)                 (98,603)                 (53,233)

Net realized gain (loss)                       (138,860)                (630,156)                (254,283)
Unrealized appreciation
    (depreciation) during
    the period                                2,142,755                  555,958                  523,129
                                           ------------             ------------             ------------
Net increase (decrease) in
    contract owners'
    equity from operations                    1,803,286                 (172,801)                 215,613

Changes from principal
    transactions:
       Purchase payments                     17,463,800                7,685,785                5,904,385
       Transfers between
         sub-accounts and
         the Company                         26,030,010               16,885,836                7,055,377
       Withdrawals                             (748,338)                (322,252)                (151,770)
       Annual contract fee                      (10,649)                  (3,851)                  (5,078)
                                           ------------             ------------             ------------
Net increase (decrease) in
    contract owners' equity
    from principal transactions              42,734,823               24,245,518               12,802,914
                                           ------------             ------------             ------------

Total increase (decrease)
  in contract owners' equity                 44,538,109               24,072,717               13,018,527
Contract owners' equity at
  beginning of period                                 0                        0                        0
                                           ------------             ------------             ------------

Contract owners' equity at
  end of period                            $ 44,538,109             $ 24,072,717             $ 13,018,527
                                           ============             ============             ============


(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                       SUB-ACCOUNT
                                      ------------------------------------------------------------------------------
                                       FINANCIAL SERVICES(5)      QUANTITATIVE MID CAP(5)       STRATEGIC GROWTH(5)
                                      ----------------------      -----------------------     ----------------------
                                      YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
                                               2001                         2001                       2001
                                      ----------------------       ----------------------     ------------------------
Income:
   Dividends                             $      5,716                     $          0             $          0

Expenses:
    Mortality and expense
      risk and administrative
      charges                                 105,756                           19,893                  205,377
                                         ------------                     ------------             ------------
Net investment income
  (loss)                                     (100,040)                         (19,893)                (205,377)

Net realized gain (loss)                     (460,013)                        (122,156)              (1,054,394)
Unrealized appreciation
    (depreciation) during
    the period                                201,898                         (127,856)                 849,508
                                         ------------                     ------------             ------------
Net increase (decrease) in
    contract owners'
    equity from operations                   (358,155)                        (269,905)                (410,263)

Changes from principal
    transactions:
       Purchase payments                    9,549,130                        2,006,503               16,643,888
       Transfers between
         sub-accounts and
         the Company                       12,449,084                        2,660,137               29,309,482
       Withdrawals                           (334,311)                         (65,163)                (759,887)
       Annual contract fee                     (5,416)                            (540)                  (7,252)
                                         ------------                     ------------             ------------

Net increase (decrease) in
    contract owners'
    equity from
    principal transactions                 21,658,487                        4,600,937               45,186,231
                                         ------------                     ------------             ------------

Total increase (decrease)
  in contract owners' equity               21,300,332                        4,331,032               44,775,968
Contract owners' equity at
    beginning of period                             0                                0                        0
                                         ------------                     ------------             ------------

Contract owners' equity at
  end of period                          $ 21,300,332                     $  4,331,032             $ 44,775,968
                                         ============                     ============             ============


(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                        SUB-ACCOUNT
                                      ------------------------------------------------------------------------------
                                         ALL CAP VALUE(5)         CAPITAL OPPORTUNITIES(5)         UTILITIES(5)
                                      ----------------------      -----------------------     ----------------------
                                      YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
                                               2001                         2001                       2001
                                      ----------------------      -----------------------     ----------------------
Income:
   Dividends                                     $3,235                         $0                      $74,285

Expenses:
    Mortality and expense
      risk and administrative
      charges                                    77,460                    126,332                       78,439
                                            -----------                -----------                  -----------

Net investment income
  (loss)                                        (74,225)                  (126,332)                      (4,154)

Net realized gain (loss)                       (376,923)                  (326,683)                    (408,611)
Unrealized appreciation
   (depreciation) during
   the period                                 1,041,557                    261,379                   (1,380,657)
                                            -----------                -----------                  -----------
Net increase (decrease) in
    contract owners'
    equity from operations                      590,409                   (191,636)                  (1,793,422)

Changes from principal
   transactions:
       Purchase payments                      7,315,671                 10,158,527                    7,387,415
       Transfers between
         sub-accounts and
         the Company                         11,168,995                 19,088,625                   10,155,443
       Withdrawals                             (458,504)                  (596,013)                    (301,483)
       Annual contract fee                       (4,275)                    (4,413)                      (4,077)
                                            -----------                -----------                  -----------
Net increase (decrease) in
    contract owners'
    equity from principal
    transactions                             18,021,887                 28,646,726                   17,237,298
                                            -----------                -----------                  -----------
Total increase (decrease)
   in contract owners' equity                18,612,296                 28,455,090                   15,443,876
Contract owners' equity at
    beginning of period                               0                          0                            0
                                            -----------                -----------                  -----------
Contract owners' equity at
  end of period                             $18,612,296                $28,455,090                  $15,443,876
                                            ===========                ===========                  ===========


(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                       SUB-ACCOUNT
                                     -------------------------------------------------------------------------------------
                                        MID CAP VALUE(5)           FUNDAMENTAL VALUE(5)             BASIC VALUE FOCUS
                                     -------------------------------------------------------------------------------------
                                                                                                 YEAR ENDED DECEMBER 31
                                     YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31      ----------------------------
                                              2001                         2001                    2001           2000
                                     ----------------------       ----------------------      ------------    ------------
Income:
   Dividends                                $    156,761             $          0             $  2,451,975    $  3,311,277

Expenses:
    Mortality and expense
      risk and administrative
      charges                                    318,910                  408,375                  595,855         387,775
                                            ------------             ------------             ------------    ------------

Net investment income (loss)                    (162,149)                (408,375)               1,856,120       2,923,502

Net realized gain (loss)                        (213,679)                (387,131)                (290,683)        (14,850)
Unrealized appreciation
    (depreciation) during
    the period                                 3,247,693                1,297,817                 (555,137)        253,246
                                            ------------             ------------             ------------    ------------

Net increase (decrease) in
    contract owners'
    equity from operations                     2,871,865                  502,311                1,010,300       3,161,898

Changes from principal
    transactions:
       Purchase payments                      24,827,064               40,188,351                8,119,499       9,599,125
       Transfers between
         sub-accounts and
         the Company                          44,288,396               50,801,526                3,706,847       3,757,553
       Withdrawals                            (1,049,511)              (1,288,526)              (1,336,871)       (963,661)
       Annual contract fee                       (17,364)                 (16,426)                 (60,190)        (28,229)
                                            ------------             ------------             ------------    ------------

Net increase (decrease) in
    contract owners' equity from
    principal transactions                    68,048,585               89,684,925               10,429,285      12,364,788
                                            ------------             ------------             ------------    ------------

Total increase (decrease)
  in contract owners' equity                  70,920,450               90,187,236               11,439,585      15,526,686
Contract owners' equity at
    beginning of period                                0                        0               34,577,564      19,050,878
                                            ------------             ------------             ------------    ------------

Contract owners' equity at
  end of period                             $ 70,920,450             $ 90,187,236             $ 46,017,149    $ 34,577,564
                                            ============             ============             ============    ============


(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                                -------------------------------------------------------------------------------------------------
                                                                  DEVELOPING CAPITAL
                                 SPECIAL VALUE FOCUS                 MARKETS FOCUS                          TOTAL
                                -------------------------------------------------------------------------------------------------
                                   YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                ---------------------------    --------------------------    ------------------------------------
                                    2001            2000           2001           2000             2001                2000
                                ------------    -----------    -----------    -----------    ----------------    ----------------
Income:
   Dividends                    $  1,398,925    $ 2,059,524    $    13,551    $    11,561    $    957,880,145    $  1,297,046,053

Expenses:
    Mortality and expense
      risk and administrative
      charges                        256,257        105,688         26,769         29,824         214,315,556         226,490,104
                                ------------    -----------    -----------    -----------    ----------------    ----------------

Net investment income
  (loss)                           1,142,668      1,953,836        (13,218)       (18,263)        743,564,589       1,070,555,949

Net realized gain (loss)             450,958        145,791       (200,078)        66,317        (993,360,778)        483,611,857
Unrealized appreciation
  (depreciation) during
  the period                       3,149,620     (1,385,469)       195,328       (844,765)     (2,017,940,394)     (3,042,118,831)
                                ------------    -----------    -----------    -----------    ----------------    ----------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                       4,743,246        714,158        (17,968)      (796,711)     (2,267,736,583)     (1,487,951,025)

Changes from principal
    transactions:

       Purchase payments           6,516,475      3,345,046        142,273      1,087,706       2,327,092,092       3,283,966,017
       Transfers between
         sub-accounts and
         the Company               5,680,230      1,162,990       (579,039)       603,692         956,936,012       1,041,422,712
       Withdrawals                  (812,933)      (230,200)       (24,766)       (49,698)     (1,660,609,562)     (2,002,014,829)
       Annual contract fee           (21,558)        (6,170)        (4,155)        (1,599)        (11,770,693)         (6,730,699)
                                ------------    -----------    -----------    -----------    ----------------    ----------------
Net increase (decrease) in
    contract owners'
    equity from
    principal transactions        11,362,214      4,271,666       (465,687)     1,640,101       1,611,647,849       2,316,643,201
                                ------------    -----------    -----------    -----------    ----------------    ----------------

Total increase (decrease)
  in contract owners' equity      16,105,460      4,985,824       (483,655)       843,390        (656,088,734)        828,692,176
Contract owners' equity at
    beginning of period            9,603,614      4,617,790      2,155,932      1,312,542      15,520,827,724      14,692,135,548
                                ------------    -----------    -----------    -----------    ----------------    ----------------

Contract owners' equity at
  end of period                 $ 25,709,074    $ 9,603,614    $ 1,672,277    $ 2,155,932    $ 14,864,738,990    $ 15,520,827,724
                                ============    ===========    ===========    ===========    ================    ================


See accompanying notes.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                         Notes to Financial Statements

                               December 31, 2001



1.  ORGANIZATION

The Manufacturers Life Insurance Company of North America Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of North America (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in forty-seven sub-accounts of Manufacturers Investment Trust (the Trust) and three sub-accounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes fifty-two contracts, distinguished principally by the level of expenses and surrender charges. These fifty-two contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27, 30, 31 and 34 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22,
23, 25, 26, 27, 30, 31 and 34), Venture Vantage Annuity 20, 21, 22, 23, 25, 50,
51, 52, 53, 55, 56, 60, 61, 62, 63, 64, 65, 66, 70, 71, 72, 73, 74, 75, 76, 80,
81, 82, 83, 84, 85 and 86 (VTG20, 21, 22, 23, 25, 50, 51, 52, 53, 55, 56, 60,
61, 62, 63, 64, 65, 66, 70, 71, 72, 73, 74, 75, 76, 80, 81, 82, 83, 84, 85 and
86), Venture Vision Variable Annuity 5, 6, 25 and 26 (VIS 5, 6, 25 and 26) and Venture No-load Rollover Annuity (MRP).

The Company is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (MWLH). MWLH is an indirect wholly-owned subsidiary of the Manufacturers Life Insurance Company (MLI). MLI is a wholly-owned subsidiary of Manulife Financial Corporation. Manulife Financial Corporation and its subsidiaries are known collectively as Manulife Financial.

On April 30, 2001, twelve new sub-accounts, All Cap Value Trust, Capital Opportunities Trust, Financial Services Trust, Fundamental Value Trust, Health Sciences Trust, Mid Cap Growth Trust, Mid Cap Opportunities Trust, Mid Cap Value Trust, Quantitative Mid Cap Trust, Strategic Growth Trust, Telecommunications Trust and Utilities Trust commenced operations.

On May 1, 2000, eight new sub-accounts, Tactical Allocation, Dynamic Growth Trust, Internet Technologies Trust, International Index Trust, Total Stock Market Index Trust, 500 Index Trust, Mid Cap Index Trust and Small Cap Index Trust commenced operations.

On November 1, 2000, 1 new sub-account, Capital Appreciation commenced operations.

On April 30, 2001, the Mid Cap Blend sub-account was renamed Strategic Opportunities Trust through a vote of the Board of Directors.

On May 1, 2000, the Mid Cap Growth sub-account was renamed All Cap Growth through a vote of the Board of Directors.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



2.  SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



3.  AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has an underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 90% owned by the Company and 10% owned by The Manufacturers Life Insurance Company of New York (MNY). MNY is a wholly owned subsidiary of the Company.

4.  CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

(ii)   Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27,
       30, 31, 34, VENR 21, 23, 31, 41): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (VEN 25, 26, 27): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



4.  CONTRACT CHARGES (CONTINUED)

(iv) Current Contract Series (VIS 5, 6, 25, 26): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(v) Current Contract Series (VTG20, 21, 22, 23, 25, 26): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(vi) Current Contract Series (VTG50, 51, 52, 53, 55, 56): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(vii) Current Contract Series (VTG10, 11, 12, 13, 15, 16): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(viii) Current Contract Series (VTG60, 61, 62, 63, 65, 66): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.30% of the contract value, respectively.

(ix) Current Contract Series (VTG70, 71, 72, 73, 75, 76): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(x) Current Contract Series (VTG80, 81, 82, 83, 85, 86): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.50% of the contract value, respectively.

(xi) Current Contract Series (MRP): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and .85% of the contract value, respectively. On June 1, 2000, deductions were reduced to an effective annual rate of 0.15% and 0.30% respectively.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



4.  CONTRACT CHARGES (CONTINUED)

(xii)   Current Contract Series (VEN50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83,
        84, 90, 91, 92, 93): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier rider equal to an effective annual rate of 0.15%, 1.25% and 0.20%, respectively.

(xiii) Current Contract Series (TYP10, 11, 13, 14, 15, 16, 17, 18): deductions from each sub-account are made daily for administration and the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25%, respectively.

(xiv) Current Contract Series (TYP60, 61, 63, 64, 65, 66, 67, 68): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, and an annual death benefit step rider, equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively.

(xv) Current Contract Series (TYP70, 71, 73, 74, 75, 76, 77, 78): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, and a guaranteed earnings multiplier, equal to an effective annual rate of 0.40%, 1.25% and 0.20%, respectively.

(xvi) Current Contract Series (TYP80, 81, 83, 84, 85, 86, 87, 88): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, a guaranteed earnings multiplier and an annual death benefit rider, equal to an effective annual rate of 0.40%, 1.25%, 0.20% and 0.05%, respectively.

(xvii) Current Contract Series (VSTG01, VSTI01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 2001:

                                              PURCHASES              SALES
                                            --------------      --------------
Strategic Opportunities Portfolio           $  412,240,310      $  378,589,094
Investment Quality Bond Portfolio              160,356,316          94,053,067
Growth & Income Portfolio                      300,995,699         420,315,317
Blue Chip Growth Portfolio                     318,595,246         317,800,611
Money Market Portfolio                       2,864,084,937       2,493,710,565
Global Equity Portfolio                        274,419,967         272,366,583
Global Bond Portfolio                           47,097,431          69,777,058
U.S. Government Securities Portfolio           226,673,086         134,035,712
Diversified Bond Allocation Portfolio          139,127,754          86,237,344
Income & Value Portfolio                       164,771,784         146,900,555
Large Cap Growth Portfolio                     245,976,846         201,705,194
Equity-Income Portfolio                        394,875,532         206,324,138
Strategic Bond Portfolio                       107,185,279         115,919,387
Overseas Portfolio                             412,805,158         424,820,635
Growth Portfolio                               106,682,788         197,766,068
All Cap Growth Portfolio                       267,869,722         267,325,158
International Small Cap Portfolio              193,333,118         226,530,419
Pacific Rim Emerging Markets Portfolio         183,921,548         197,903,469
Science & Technology Portfolio                 247,605,556         244,098,884
Emerging Small Company Portfolio               120,534,654         108,317,125
Aggressive Growth Portfolio                    111,874,579         106,817,003
International Stock Portfolio                  171,042,620         165,146,685
Quantitative Equity Portfolio                  168,730,917         146,803,964
Value Portfolio                                219,161,009         103,047,088
Real Estate Securities Portfolio                71,363,063          46,893,587
Balanced Portfolio                              23,356,232          19,384,491
High Yield Portfolio                           147,263,856         112,870,154
Lifestyle Aggressive 1000 Portfolio             44,976,638          11,358,701

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                    PURCHASES            SALES
                                                ---------------      --------------
Lifestyle Growth 820 Portfolio                  $   192,448,966      $   41,263,327
Lifestyle Balanced 640 Portfolio                    199,138,035          48,274,912
Lifestyle Moderate 460 Portfolio                     66,073,342          24,346,744
Lifestyle Conservative 280 Portfolio                 53,302,049          22,664,105
Small Company Value Portfolio                       161,908,298          98,248,752
International Value Portfolio                        76,607,539          51,017,347
Small Company Blend Portfolio                        71,340,492          44,701,887
Total Return Portfolio                              301,619,200          83,411,623
U.S. Large Cap Value Portfolio                      142,509,161          60,065,575
Mid Cap Stock Portfolio                              68,864,570          27,147,144
Tactical Allocation Portfolio                        65,741,525          26,450,998
Dynamic Growth Portfolio                             84,328,982          47,091,507
Internet Technologies Portfolio                      27,585,827          15,395,485
International Index Portfolio                        27,900,148          20,773,756
Total Stock Market Index Portfolio                   20,515,099           5,637,509
500 Index Portfolio                                 138,025,501          34,110,842
Mid Cap Index Portfolio                              44,358,025          19,451,922
Small Cap Index Portfolio                            36,803,439          16,630,047
Capital Appreciation Portfolio                       42,387,980          14,476,371
Telecommunications Portfolio                         12,293,772           3,209,971
Health Sciences Portfolio                            54,893,028          12,358,814
Mid Cap Growth Portfolio                             30,408,161           6,261,246
Mid Cap Opportunities Portfolio                      15,962,069           3,212,388
Financial Services Portfolio                         30,537,656           8,979,209
Quantitative Mid Cap Portfolio                        5,563,848             982,804
Strategic Growth Portfolio                           51,194,755           6,213,901
All Cap Value Portfolio                              24,476,913           6,529,251
Capital Opportunities Portfolio                      30,301,854           1,781,460
Utilities Portfolio                                  19,067,749           1,834,605
Mid Cap Value Portfolio                              74,706,017           6,819,581
Fundamental Value Portfolio                          94,208,110           4,931,560
Basic Value Focus Portfolio                          17,263,051           4,977,646
Special Value Focus Portfolio                        15,933,516           3,428,634
Developing Capital Markets Focus Portfolio              335,931             814,836
                                                ---------------      --------------

 Total                                          $10,445,526,253      $8,090,313,815
                                                ===============      ==============

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION

A summary of the accumulation unit values at December 31, 2001 and December 31, 2000 and the accumulation units and dollar values outstanding at December 31, 2001 are as follows:

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Strategic
 Opportunities
 Sub-Account:                                                                       0.45% to 1.90%    15.08%
 Venture 1.30% Fee
  Contracts               $60.037547    $50.221375         9,683    $    486,316                                 (0.16%)
 Venture 1.40% Fee
  Contracts                36.392717     30.409247    24,237,416     737,041,574                                 (0.16%)
 Venture Vision
  Contracts                26.586905     22.159728     2,192,082      48,575,930                                 (0.17%)
 Venture Vantage 1.55%
  Fee Contracts            15.588834     13.006127     6,742,185      87,689,715                                 (0.17%)
 Venture Vantage 1.75%
  Fee Contracts            11.972462      9.968780     1,164,679      11,610,427                                 (0.17%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.885051       907,414       8,969,826                                 (0.21%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.866815       529,537       5,224,845                                 (0.21%)
 Venture III 1.70% Fee
  Contracts(2)                           10.894550        50,797         553,411                                 (0.13%)
 Venture III 1.85% Fee
  Contracts(2)                           10.887723         5,079          55,304                                 (0.13%)
 Venture III 1.90% Fee
  Contracts(2)                           10.885446        22,580         245,794                                 (0.13%)
 Venture Strategy &
  Rollover Contracts       14.242740     12.015572         1,853          22,262                                 (0.16%)
                                                      35,863,305     900,475,404

Investment Quality Bond
 Sub-Account:                                                                       0.45% to 1.90%     5.88%
 Venture 1.30% Fee
  Contracts                23.817687     25.233827         1,399          35,295                                  5.95%
 Venture 1.40% Fee
  Contracts                20.541376     21.739025     8,339,346     181,289,246                                  5.83%
 Venture Vision Contracts  13.826642     14.596065     1,559,789      22,766,786                                  5.56%
 Venture Vantage 1.55%
  Fee Contracts            14.422789     15.240703     3,597,494      54,828,342                                  5.67%
 Venture Vantage 1.75%
  Fee Contracts            13.054821     13.767444       422,241       5,813,184                                  5.46%
 Venture Vantage 1.60%
  Fee Contracts(1)                       13.097442       572,837       7,502,697                                  4.78%
 Venture Vantage 1.80%
  Fee Contracts(1)                       13.073356       480,845       6,286,246                                  4.59%
 Venture III 1.70% Fee
  Contracts(2)                           12.549501        80,574       1,011,163                                  0.40%
 Venture III 1.85% Fee
  Contracts(2)                           12.541663        11,755         147,424                                  0.33%
 Venture III 1.90% Fee
  Contracts(2)                           12.539051        70,365         882,306                                  0.31%
 Venture Strategy &
  Rollover Contracts       14.027435     14.987723           755          11,312                                  6.85%
                                                      15,137,400     280,574,001

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                            2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Growth & Income
  Sub-Account:                                                                      0.45% to 1.90%     5.54%
 Venture 1.40% Fee
  Contracts               $35.404552    $30.971701    46,744,749  $1,447,764,393                                (12.52%)
 Venture Vision
  Contracts                27.835602     24.289203     5,914,200     143,651,197                                (12.74%)
 Venture Vantage 1.55%
  Fee Contracts            16.924924     14.783474    20,778,497     307,178,367                                (12.65%)
 Venture Vantage 1.75%
  Fee Contracts            11.658205     10.162651     3,494,883      35,517,272                                (12.83%)
 Venture Vantage 1.60%
  Fee Contracts(1)                       10.702774     2,317,557      24,804,298                                (14.38%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       10.683054     1,258,235      13,441,797                                (14.54%)
 Venture III 1.70% Fee
  Contracts(2)                           11.913393       203,825       2,428,244                                 (4.69%)
 Venture III 1.85% Fee
  Contracts(2)                           11.905935        18,024         214,598                                 (4.75%)
 Venture III 1.90% Fee
  Contracts(2)                           11.903453       130,404       1,552,261                                 (4.77%)
 Venture Strategy &
  Rollover Contracts       15.124927     13.358356        13,506         180,413                                (11.68%)
                                                      --------------------------
                                                      80,873,880   1,976,732,840

Blue Chip Growth
  Sub-Account:                                                                      0.45% to 1.90%     7.66%
 Venture 1.40% Fee
  Contracts                24.518135     20.643428    40,432,968     834,675,066                                (15.80%)
 Venture Vision Contracts  25.365287     21.302974     3,932,537      83,774,725                                (16.02%)
 Venture Vantage 1.55%
  Fee Contracts             18.27937     15.367363    15,320,446     235,434,858                                (15.93%)
 Venture Vantage 1.75%
  Fee Contracts            11.549188      9.689796     2,890,053      28,004,033                                (16.10%)
 Venture Vantage 1.60%
  Fee Contracts(1)                       10.343004     2,037,110      21,069,836                                (17.26%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       10.323946       979,633      10,113,670                                (17.41%)
 Venture III 1.70% Fee
  Contracts(2)                           12.143192       111,401       1,352,767                                 (2.85%)
 Venture III 1.85% Fee
  Contracts(2)                           12.135598        12,861         156,077                                 (2.92%)
 Venture III 1.90% Fee
  Contracts(2)                           12.133063        69,505         843,310                                 (2.94%)
 Venture Strategy &
  Rollover Contracts        16.13729     13.717702         9,558         131,107                                (14.99%)
                                                      --------------------------
                                                      65,796,072   1,215,555,449

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                             2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Money Market Sub-Account:                                                           0.45% to 1.90%     3.37%
 Venture 1.30% Fee
  Contracts               $18.654229    $19.073731         4,054    $     77,329                                  2.25%
 Venture 1.40% Fee
  Contracts                17.010114     17.373703    30,646,500     532,443,186                                  2.14%
 Venture Vision Contracts  12.657686     12.895798     9,296,391     119,884,385                                  1.88%
 Venture Vantage 1.55%
  Fee Contracts            14.090782     14.370287    15,483,886     222,507,896                                  1.98%
 Venture Vantage 1.75%
  Fee Contracts            12.724933     12.951278     2,303,283      29,830,460                                  1.78%
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.703000     3,878,691      49,271,015                                  1.62%
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.679643     2,126,685      26,965,612                                  1.44%
 Venture III 1.70% Fee
  Contracts(2)                           12.533918       964,734      12,091,892                                  0.27%
 Venture III 1.85% Fee
  Contracts(2)                           12.526094        27,939         349,968                                  0.21%
 Venture III 1.90% Fee
  Contracts(2)                           12.523480       551,853       6,911,122                                  0.19%
 Venture Strategy &
  Rollover Contracts       14.026504     14.463814        54,928         794,470                                  3.12%
                                                      --------------------------
                                                      65,338,944   1,001,127,335

Global Equity Sub-Account:                                                          0.45% to 1.90%    17.22%
 Venture 1.40% Fee
  Contracts                27.253960     22.548612    16,146,846     364,088,967                                (17.26%)
 Venture Vision Contracts  21.049744     17.371743     1,956,124      33,981,275                                (17.47%)
 Venture Vantage 1.55%
  Fee Contracts            15.723185     12.988963     2,616,203      33,981,758                                (17.39%)
 Venture Vantage 1.75%
  Fee Contracts            13.554144     11.174588       250,776       2,802,313                                (17.56%)
 Venture Vantage 1.60%
  Fee Contracts(1)                       10.523033       348,120       3,663,283                                (15.82%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       10.503647       250,397       2,630,081                                (15.97%)
 Venture III 1.70%
  Fee Contracts(2)                       11.362716        20,969         238,262                                 (9.10%)
 Venture III 1.85%
  Fee Contracts(2)                       11.355598         6,918          78,561                                 (9.16%)
 Venture III 1.90%
  Fee Contracts(2)                       11.353229        14,279         162,118                                 (9.17%)
 Venture Strategy &
  Rollover Contracts       13.953918     11.655792           749           8,729                                (16.47%)
                                                      --------------------------
                                                      21,611,381     441,635,347

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                          2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Global Bond Sub-Account:                                                            0.45% to 1.90%     0.00%
 Venture 1.40% Fee
  Contracts               $19.685989    $19.512793     3,519,891     $68,682,913                                (0.88%)
 Venture Vision Contracts  13.602454     13.448939       509,331       6,849,956                                (1.13%)
 Venture Vantage 1.55%
  Fee Contracts            12.526713     12.397792       618,249       7,664,920                                (1.03%)
 Venture Vantage 1.75%
  Fee Contracts            12.871966     12.713906        69,624         885,192                                (1.23%)
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.469302        88,571       1,104,414                                (0.25%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.446362        59,230         737,201                                (0.43%)
 Venture III 1.70%
  Fee Contracts(2)                       12.665620        10,130         128,306                                 1.32%
 Venture III 1.90%
  Fee Contracts(2)                       12.655085         4,688          59,326                                 1.24%
 Venture Strategy &
  Rollover Contracts       12.212091     12.220839           420           5,138                                 0.07%
                                                       -------------------------
                                                       4,880,134      86,117,366

U.S. Government
  Securities                                                                        0.45% to 1.90%     5.35%
  Sub-Account:
 Venture 1.40% Fee
  Contracts                19.993612     21.100300     8,993,854     189,773,022                                 5.54%
 Venture Vision Contracts  13.913787     14.647092     1,754,264      25,694,863                                 5.27%
 Venture Vantage 1.55%
   Fee Contracts           14.641155     15.428294     3,929,959      60,632,563                                 5.38%
 Venture Vantage 1.75%
  Fee Contracts            13.197644     13.879256       444,322       6,166,860                                 5.16%
 Venture Vantage 1.60%
  Fee Contracts(1)                       13.106028       717,662       9,405,699                                 4.85%
 Venture Vantage 1.80%
  Fee Contracts(1)                       13.081938       573,571       7,503,420                                 4.66%
 Venture III 1.70% Fee
  Contracts(2)                           12.689331       170,252       2,160,383                                 1.51%
 Venture III 1.85% Fee
  Contracts(2)                           12.681412        10,938         138,711                                 1.45%
 Venture III 1.90% Fee
  Contracts(2)                           12.678773        78,307         992,835                                 1.43%
 Venture Strategy &
  Rollover Contracts       14.321813     15.259551           539           8,229                                 6.55%
                                                      --------------------------
                                                      16,673,668     302,476,585

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Diversified Bond
  Sub-Account:                                                                      0.45% to 1.90%     5.31%
 Venture 1.40% Fee        $19.585192    $20.680033     6,910,278    $142,904,771                                 5.59%
  Contracts
 Venture Vision Contracts  15.765628     16.605167       913,817      15,174,086                                 5.33%
 Venture Vantage 1.55%
  Fee Contracts            14.989755     15.803857     2,281,337      36,053,916                                 5.43%
 Venture Vantage 1.75%
  Fee Contracts            13.190998     13.879479       244,136       3,388,478                                 5.22%
 Venture Vantage 1.60%
  Fee Contracts(1)                       13.053022       511,480       6,676,367                                 4.42%
 Venture Vantage 1.80%
  Fee Contracts(1)                       13.029001       407,305       5,306,776                                 4.23%
 Venture III 1.70% Fee
  Contracts(2)                           12.675169        62,586         793,288                                 1.40%
 Venture III 1.85% Fee
  Contracts(2)                           12.667251         4,622          58,543                                 1.34%
 Venture III 1.90% Fee
  Contracts(2)                           12.664622        34,146         432,445                                 1.32%
 Venture Strategy &
  Rollover Contracts       14.387750     15.337803           729          11,185                                 6.60%
                                                      --------------------------
                                                      11,370,436     210,799,855

Income & Value
  Sub-Account:                                                                      0.45% to 1.90%     4.85%
 Venture 1.40% Fee
  Contracts                23.004542     22.905535    17,542,582     401,822,226                                (0.43)%
 Venture Vision Contracts  18.566934     18.440571     1,711,883      31,568,105                                (0.68)%
 Venture Vantage 1.55%
  Fee Contracts            15.921242     15.828793     2,843,771      45,013,469                                (0.58)%
 Venture Vantage 1.75%
  Fee Contracts            12.710793     12.611582       486,760       6,138,809                                (0.78)%
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.039038       576,573       6,941,383                                (3.69)%
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.016868       264,001       3,172,473                                (3.87)%
 Venture III 1.70% Fee
  Contracts(2)                           12.290367        88,027       1,081,885                                (1.68)%
 Venture III 1.85% Fee
  Contracts(2)                           12.282680         2,267          27,842                                (1.74)%
 Venture III 1.90% Fee
  Contracts(2)                           12.280120        47,904         588,263                                (1.76)%
 Venture Strategy &
  Rollover Contracts       14.788189     14.865986         1,249          18,566                                 0.53%
                                                      --------------------------
                                                      23,565,017     496,373,021

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Large Cap Growth
  Sub-Account:                                                                      0.45% to 1.90%     4.19%
 Venture 1.40% Fee
  Contracts               $24.071737    $19.506566    14,153,827    $276,092,557                                (18.96%)
 Venture Vision Contracts  19.733542     15.950869     1,281,707      20,444,339                                (19.17%)
 Venture Vantage 1.55%
  Fee Contracts            15.400808     12.461213     6,592,900      82,155,526                                (19.09%)
 Venture Vantage 1.75%
  Fee Contracts            10.924721      8.821694     1,545,756      13,636,186                                (19.25%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.925531     1,109,881      11,016,158                                (20.60%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.907230       579,502       5,741,261                                (20.74%)
 Venture III 1.70% Fee
  Contracts(2)                           11.439961        96,237       1,100,952                                 (8.48%)
 Venture III 1.85% Fee
  Contracts(2)                           11.432796        10,330         118,100                                 (8.54%)
 Venture III 1.90% Fee
  Contracts(2)                           11.430412        40,103         458,395                                 (8.56%)
 Venture Strategy &
  Rollover Contracts       14.028600     11.477445           163           1,852                                (18.19%)
                                                      --------------------------
                                                      25,410,406     410,765,326

Equity-Income
  Sub-Account:                                                                      0.45% to 1.90%    10.57%
 Venture 1.40% Fee
  Contracts                25.057453     25.025958    24,570,458     614,899,243                                 (0.13%)
 Venture Vision Contracts  23.507739     23.419227     2,933,697      68,704,905                                 (0.38%)
 Venture Vantage 1.55%
  Fee Contracts            16.140990     16.096393     7,855,731     126,448,941                                 (0.28%)
 Venture Vantage 1.75%
  Fee Contracts            14.266438     14.198434     1,146,437      16,277,613                                 (0.48%)
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.453924     1,588,991      19,789,168                                 (0.37%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.431003       887,859      11,036,983                                 (0.55%)
 Venture III 1.70% Fee
  Contracts(2)                           12.146730       195,153       2,370,476                                 (2.83%)
 Venture III 1.85% Fee
  Contracts(2)                           12.139130        30,635         371,885                                 (2.89%)
 Venture III 1.90% Fee
  Contracts(2)                           12.136595        72,763         883,093                                 (2.91%)
 Venture Strategy &
  Rollover Contracts       14.327119     14.446503        25,366         366,456                                  0.83%
                                                      --------------------------
                                                      39,307,090     861,148,763

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                           2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Strategic Bond
  Sub-Account:                                                                      0.45% to 1.90%     7.64%
 Venture 1.40% Fee
  Contracts               $15.463354    $16.199150     8,825,115    $142,959,361                                  4.76%
 Venture Vision
  Contracts                15.128283     15.808358     1,166,466      18,439,908                                  4.50%
 Venture Vantage 1.55%
  Fee Contracts            13.581019     14.205813     2,143,934      30,456,322                                  4.60%
 Venture Vantage 1.75%
  Fee Contracts            12.905776     13.472399       274,594       3,699,445                                  4.39%
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.991163       215,649       2,801,534                                  3.93%
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.967269       246,561       3,197,222                                  3.74%
 Venture III 1.70% Fee
  Contracts(2)                           12.647340        34,820         440,380                                  1.18%
 Venture III 1.85% Fee
  Contracts(2)                           12.639442         2,341          29,589                                  1.12%
 Venture III 1.90% Fee
  Contracts(2)                           12.636812         7,332          92,653                                  1.09%
 Venture Strategy &
  Rollover Contracts       13.262545     14.026945             7              92                                  5.76%
                                                      --------------------------
                                                      12,916,819     202,116,506

Overseas Sub-Account:                                                               0.45% to 1.90%     9.39%
 Venture 1.40% Fee
  Contracts                13.661286     10.628366    16,528,653     175,672,569                                (22.20%)
 Venture Vision Contracts  13.458771     10.444462     1,731,799      18,087,705                                (22.40%)
 Venture Vantage 1.55%
  Fee Contracts            13.768330     10.695465     4,020,779      43,004,106                                (22.32%)
 Venture Vantage 1.75%
  Fee Contracts            11.222510      8.700270       638,558       5,555,624                                (22.47%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.694096       354,115       3,432,823                                (22.45%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.676220       168,275       1,628,260                                (22.59%)
 Venture III 1.70% Fee
  Contracts(2)                           11.387239        25,684         292,474                                 (8.90%)
 Venture III 1.90% Fee
  Contracts(2)                           11.377732         6,459          73,486                                 (8.98%)
 Venture Strategy &
  Rollover Contracts       13.181065     10.353401             8              78                                (21.45%)
                                                      --------------------------
                                                      23,474,330     247,747,125

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Growth Sub-Account:                                                                 0.45% to 1.90%     0.00%
 Venture 1.40% Fee
  Contracts               $20.120816    $15.600316    14,698,196    $229,296,507                                (22.47%)
 Venture Vision Contracts  19.897782     15.388542     1,313,052      20,205,950                                (22.66%)
 Venture Vantage 1.55%
  Fee Contracts            14.469646     11.201832     6,084,755      68,160,402                                (22.58%)
 Venture Vantage 1.75%
  Fee Contracts             9.089389      7.022468       988,489       6,941,635                                (22.74%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.163627       380,246       3,484,435                                (26.69%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.146718       328,103       3,001,065                                (26.83%)
 Venture III 1.70% Fee
  Contracts(2)                           11.706670         8,825         103,316                                 (6.35%)
 Venture III 1.90% Fee
  Contracts(2)                           11.696894         3,148          36,820                                 (6.42%)
 Venture Strategy &
  Rollover Contracts       13.403429     10.492183         5,774          60,585                                (21.72%)
                                                      --------------------------
                                                      23,810,588     331,290,715

All Cap Growth
  Sub-Account:                                                                      0.45% to 1.90%     6.09%
 Venture 1.40% Fee
  Contracts                23.852189     17.927398    20,256,874     363,153,049                                (24.84%)
 Venture Vision Contracts  23.566248     17.667879     1,893,240      33,449,529                                (25.03%)
 Venture Vantage 1.55%     19.211930     14.417921     7,133,799     102,854,549                                (24.95%)
  Fee Contracts
 Venture Vantage 1.75%
  Fee Contracts            10.349704      7.751463     2,084,763      16,159,963                                (25.10%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        8.857071     1,006,732       8,916,704                                (29.14%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        8.840730       782,842       6,920,892                                (29.27%)
 Venture III 1.70% Fee
  Contracts(2)                           11.653136        33,482         390,165                                 (6.77%)
 Venture III 1.85% Fee
  Contracts(2)                           11.645841         8,255          96,140                                 (6.83%)
 Venture III 1.90% Fee
  Contracts(2)                           11.643403        27,423         319,297                                 (6.85%)
 Venture Strategy &
  Rollover Contracts       17.657078     13.398914         5,533          74,135                                (24.12%)
                                                      --------------------------
                                                      33,232,943     532,334,423

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
International Small Cap
  Sub-Account:                                                                      0.45% to 1.90%     0.00%
 Venture 1.40% Fee
  Contracts               $18.844170    $12.802022     6,932,712     $88,752,727                                (32.06%)
 Venture Vision Contracts  18.618300     12.616712       553,997       6,989,615                                (32.23%)
 Venture Vantage 1.55%
  Fee Contracts            16.566096     11.237365     1,890,669      21,246,141                                (32.17%)
 Venture Vantage 1.75%
  Fee Contracts            10.030446      6.790288       319,523       2,169,650                                (32.30%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        8.693187       105,148         914,070                                (30.45%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        8.677144       129,049       1,119,778                                (30.58%)
 Venture III 1.70% Fee
  Contracts(2)                           11.687448         3,155          36,870                                 (6.50%)
 Venture III 1.85% Fee
  Contracts(2)                           11.680121         1,921          22,434                                 (6.56%)
 Venture III 1.90% Fee
  Contracts(2)                           11.677685        11,321         132,202                                 (6.58%)
 Venture Strategy &
  Rollover Contracts       15.728111     10.787968         6,083          65,620                                (31.41%)
                                                      --------------------------
                                                       9,953,578     121,449,107

Pacific Rim Emerging
  Markets Sub-Account:                                                              1.40% to 1.90%     0.41%
 Venture 1.40% Fee
  Contracts                 9.217819      7.400679     3,357,589      24,848,441                                (19.71%)
 Venture Vision Contracts   9.126236      7.308701       385,545       2,817,833                                (19.92%)
 Venture Vantage 1.55%
  Fee Contracts             8.924717      7.154529     1,204,952       8,620,867                                (19.83%)
 Venture Vantage 1.75%
  Fee Contracts            10.941915      8.753934        77,788         680,955                                (20.00%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.980535        21,132         210,915                                (20.16%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.962106         5,232          52,129                                (20.30%)
 Venture III 1.70% Fee
  Contracts(2)                           11.824607         1,035          12,240                                 (5.40%)
 Venture III 1.90% Fee
  Contracts(2)                           11.814713           912          10,771                                 (5.48%)
                                                      --------------------------
                                                       5,054,185      37,254,151

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Science & Technology
  Sub-Account:                                                                      0.45% to 1.90%     5.53%
 Venture 1.40% Fee
  Contracts               $24.672266    $14.291433    25,291,584    $361,452,980                                (42.07%)
 Venture Vision Contracts  24.427405     14.113845     2,359,252      33,298,116                                (42.22%)
 Venture Vantage 1.55%
  Fee Contracts            19.767418     11.432929    10,971,012     125,430,796                                (42.16%)
 Venture Vantage 1.75%
  Fee Contracts             8.857329      5.112469     2,841,498      14,527,068                                (42.28%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        6.396444     1,494,462       9,559,238                                (48.83%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        6.384603       856,271       5,466,952                                (48.92%)
 Venture III 1.70% Fee
  Contracts(2)                           10.313402        86,179         888,799                                (17.49%)
 Venture III 1.85% Fee
  Contracts(2)                           10.306931         1,628          16,776                                (17.54%)
 Venture III 1.90% Fee
  Contracts(2)                           10.304778        55,036         567,136                                (17.56%)
 Venture Strategy &
  Rollover Contracts       20.064987     11.734960         7,859          92,226                                (41.52%)
                                                      --------------------------
                                                      43,964,781     551,300,087

Emerging Small Company
  Sub-Account:                                                                      0.45% t o1.90%     3.94%
 Venture 1.40% Fee
  Contracts                23.225958     17.806889     6,990,942     124,486,930                                (23.33%)
 Venture Vision Contracts  22.995348     17.585667       630,775      11,092,607                                (23.53%)
 Venture Vantage 1.55%
  Fee Contracts            20.764734     15.895834     2,777,117      44,144,589                                (23.45%)
 Venture Vantage 1.75%
  Fee Contracts            10.932942      8.352524       741,901       6,196,748                                (23.60%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.086879       512,535       4,657,337                                (27.30%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.070108       262,188       2,378,068                                (27.44%)
 Venture III 1.70% Fee
  Contracts(2)                           12.118671        35,417         429,210                                 (3.05%)
 Venture III 1.85% Fee
  Contracts(2)                           12.111098         4,641          56,208                                 (3.11%)
 Venture III 1.90% Fee
  Contracts(2)                           12.108565        25,841         312,900                                 (3.13%)
 Venture Strategy &
  Rollover Contracts       18.484616     14.308293         5,431          77,713                                (22.59%)
                                                      --------------------------
                                                      11,986,788     193,832,310

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                           2001
                          ----------     --------------------------------------------------------------------------------
                                                                                                     INVESTMENT   TOTAL
                            UNIT           UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE          VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------     ----------    ----------    ------------    --------------  ----------  --------
Aggressive Growth
  Sub-Account:                                                                      0.45% to 1.90%     0.00%
 Venture 1.40% Fee
  Contracts               $16.889157     $12.326027    12,455,239    $153,523,614                                (27.02%)
 Venture Vision Contracts  16.721411      12.172856     1,005,806      12,243,526                                (27.20%)
 Venture Vantage 1.55%
  Fee Contracts            15.815609      11.525066     5,299,733      61,079,768                                (27.13%)
 Venture Vantage 1.75%
  Fee Contracts            11.182499       8.132426     1,223,781       9,952,311                                (27.28%)
 Venture Vantage 1.60%
  Fee Contracts(1)                         9.020870       798,748       7,205,401                                (27.83%)
 Venture Vantage 1.80%
  Fee Contracts(1)                         9.004226       383,970       3,457,347                                (27.97%)
 Venture III 1.70% Fee
  Contracts(2)                            11.131670        49,959         556,122                                (10.95%)
 Venture III 1.85% Fee
  Contracts(2)                            11.124693         4,291          47,735                                (11.00%)
 Venture III 1.90% Fee
  Contracts(2)                            11.122368        29,592         329,130                                (11.02%)
 Venture Strategy &
  Rollover Contracts       16.207424      11.942407        11,256         134,425                                (26.32%)
                                                       --------------------------
                                                       21,262,375     248,529,379

International Stock
  Sub-Account:                                                                      0.45% to 1.90%     4.65%
 Venture 1.40% Fee
  Contracts                15.087850      11.672280     5,957,226      69,534,415                                (22.64%)
 Venture Vision Contracts  14.938063      11.527320       719,284       8,291,413                                (22.83%)
 Venture Vantage 1.55%
  Fee Contracts            13.470191      10.405088     2,312,028      24,056,851                                (22.75%)
 Venture Vantage 1.75%
  Fee Contracts            11.202883       8.636273       236,635       2,043,652                                (22.91%)
 Venture Vantage 1.60%
  Fee Contracts(1)                         9.671494       249,765       2,415,597                                (22.63%)
 Venture Vantage 1.80%
  Fee Contracts(1)                         9.653655       213,338       2,059,497                                (22.77%)
 Venture III 1.70% Fee
  Contracts(2)                            11.635074        31,891         371,052                                 (6.92%)
 Venture III 1.85% Fee
  Contracts(2)                            11.627790         6,137          71,360                                 (6.98%)
 Venture III 1.90% Fee
  Contracts(2)                            11.625360        27,818         323,389                                 (7.00%)
 Venture Strategy &
  Rollover Contracts       13.475212      10.525001           264           2,775                                (21.89%)
                                                       --------------------------
                                                        9,754,386     109,170,001


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                           2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Quantitative Equity                                                                 0.45% to 1.90%    15.40%
  Sub-Account:
 Venture 1.40% Fee
  Contracts               $25.371611    $19.274831     8,261,590    $159,240,759                                (24.03%)
 Venture Vision Contracts  25.119884     19.035553     1,149,891      21,888,814                                (24.22%)
 Venture Vantage 1.55%
  Fee Contracts            19.714449     14.954450     3,290,549      49,208,353                                (24.14%)
 Venture Vantage 1.75%
  Fee Contracts            12.092105      9.154017       720,103       6,591,834                                (24.30%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.257381       659,075       6,101,309                                (25.94%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.240305       350,722       3,240,779                                (26.08%)
 Venture III 1.70% Fee
  Contracts(2)                           11.206237        29,209         327,326                                (10.35%)
 Venture III 1.85% Fee
  Contracts(2)                           11.199216         3,427          38,383                                (10.41%)
 Venture III 1.90% Fee
  Contracts(2)                           11.196875        34,080         381,588                                (10.42%)
 Venture Strategy &
  Rollover Contracts       17.915408     13.741313         4,632          63,645                                (23.30%)
                                                      --------------------------
                                                      14,503,278     247,082,790

Value Sub-Account:                                                                  0.45% to 1.90%     2.83%
 Venture 1.40% Fee
  Contracts               17.1823400     17.521564     9,378,964     164,334,111                                  1.97%
 Venture Vision Contracts 17.0118280     17.304087     1,159,966      20,072,152                                  1.72%
 Venture Vantage 1.55%
  Fee Contracts           14.1275020     14.384678     4,020,484      57,833,366                                  1.82%
 Venture Vantage 1.75%
  Fee Contracts           15.5527530     15.804033       543,780       8,593,911                                  1.62%
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.262228       808,086       9,908,942                                 (1.90%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.239648       365,986       4,479,540                                 (2.08%)
 Venture III 1.70%
  Fee Contracts(2)                       11.954290        58,639         700,987                                 (4.37%)
 Venture III 1.85% Fee
  Contracts(2)                           11.946808        10,102         120,685                                 (4.43%)
 Venture III 1.90% Fee
  Contracts(2)                           11.944310        90,953       1,086,370                                 (4.45%)
 Venture Strategy &
  Rollover Contracts      13.3519900     13.746382         1,632          22,432                                  2.95%
                                                      --------------------------
                                                      16,438,592     267,152,496

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                               2000                                              2001
                            ----------      ------------------------------------------------------------------------------------
                                                                                                            INVESTMENT   TOTAL
                               UNIT            UNIT                                            EXPENSE        INCOME    RETURN
                               VALUE           VALUE           UNITS          DOLLARS           RATIO*        RATIO**   RATIO***
                            ----------      ----------       ---------      -----------    --------------   ----------  --------
Real Estate Securities
  Sub-Account:                                                                             0.45% to 1.90%      2.74%
 Venture 1.40% Fee
  Contracts                 $13.852028      $14.088482       3,120,893      $43,968,646                                  1.71%
 Venture Vision
  Contracts                  13.714476       13.913544         451,753        6,285,481                                  1.45%
 Venture Vantage 1.55%
  Fee Contracts              12.511528       12.705913       1,226,429       15,582,898                                  1.55%
 Venture Vantage 1.75%
  Fee Contracts              13.588062       13.771429         138,375        1,905,628                                  1.35%
 Venture Vantage 1.60%
  Fee Contracts(1)                           12.837004         256,275        3,289,800                                  2.70%
 Venture Vantage 1.80%
  Fee Contracts(1)                           12.813379         142,337        1,823,816                                  2.51%
 Venture III 1.70% Fee
  Contracts(2)                               12.403674          49,154          609,691                                 (0.77%)
 Venture III 1.85% Fee
  Contracts(2)                               12.395916           2,736           33,916                                 (0.83%)
 Venture III 1.90% Fee
  Contracts(2)                               12.393335          25,944          321,539                                 (0.85%)
 Venture Strategy &
  Rollover Contracts         11.853453       12.171588             803            9,772                                  2.68%
                                                             --------------------------
                                                             5,414,699       73,831,187

Balanced Sub-Account:                                                                      0.45% to 1.90%      2.14%
 Venture 1.40% Fee
  Contracts                  14.272291       12.637994       3,249,577       41,068,134                                (11.45%)
 Venture Vision Contracts    14.130567       12.481031         504,035        6,290,876                                (11.67%)
 Venture Vantage 1.55% Fee
  Contracts                  12.446809       11.004909       2,097,046       23,077,804                                (11.58%)
 Venture Vantage 1.75% Fee
  Contracts                  11.252446        9.928886         161,268        1,601,215                                (11.76%)
 Venture Vantage 1.60% Fee
  Contracts(1)                               10.562682         148,406        1,567,563                                (15.50%)
 Venture Vantage 1.80% Fee
  Contracts(1)                               10.543217          89,878          947,609                                (15.65%)
 Venture III 1.70% Fee
  Contracts(2)                               11.861420           6,822           80,920                                 (5.11%)
 Venture III 1.90% Fee
  Contracts(2)                               11.851529           8,766          103,888                                 (5.19%)
 Venture Strategy &
  Rollover Contracts         11.583489       10.355674           1,954           20,234                                (10.60%)
                                                             --------------------------
                                                             6,267,752       74,758,243

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                               2000                                                2001
                            ----------      ------------------------------------------------------------------------------------
                                                                                                            INVESTMENT   TOTAL
                              UNIT            UNIT                                            EXPENSE         INCOME     RETURN
                              VALUE           VALUE            UNITS          DOLLARS          RATIO*         RATIO**   RATIO***
                            ----------      ----------       ---------      -----------    --------------   ----------  --------
High Yield Sub-Account:                                                                    0.45% to 1.90%     10.38%
 Venture 1.40% Fee
  Contracts                 $13.459828      $12.544550       5,952,678      $74,673,671                                 (6.80%)
 Venture Vision Contracts    13.326181       12.388789       1,453,526       18,007,421                                 (7.03%)
 Venture Vantage 1.55% Fee
  Contracts                  12.409523       11.548229       2,809,577       32,445,633                                 (6.94%)
 Venture Vantage 1.75% Fee
  Contracts                  11.519841       10.698741         235,980        2,524,685                                 (7.13%)
 Venture Vantage 1.60% Fee
  Contracts(1)                               10.920556         314,206        3,431,303                                (12.64%)
 Venture Vantage 1.80% Fee
  Contracts(1)                               10.900449         168,652        1,838,387                                (12.80%)
 Venture III 1.70% Fee
  Contracts(2)                               11.987059          38,548          462,074                                 (4.10%)
 Venture III 1.85% Fee
  Contracts(2)                               11.979562           2,291           27,450                                 (4.16%)
 Venture III 1.90% Fee
  Contracts(2)                               11.977070          23,587          282,507                                 (4.18%)
 Venture Strategy &
  Rollover Contracts         11.878374       11.176956             968           10,824                                 (5.91%)
                                                            ---------------------------
                                                            11,000,013      133,703,955

Lifestyle Aggressive 1000                                                                  0.45% to 1.90%      7.78%
  Sub-Account:
 Venture 1.40% Fee
  Contracts                  14.948006       12.723595       4,535,529       57,708,229                                (14.88%)
 Venture Vision Contracts    14.799593       12.565579         329,417        4,139,320                                (15.10%)
 Venture Vantage 1.55% Fee
  Contracts                  13.263783       11.272948       2,043,538       23,036,689                                (15.01%)
 Venture Vantage 1.75% Fee
  Contracts                  11.872645       10.070301         281,664        2,836,445                                (15.18%)
 Venture Vantage 1.60% Fee
  Contracts(1)                               10.363738         429,012        4,446,172                                (17.09%)
 Venture Vantage 1.80% Fee
  Contracts(1)                               10.344632         191,040        1,976,235                                (17.24%)
 Venture III 1.70% Fee
  Contracts(2)                               11.850047          52,572          622,976                                 (5.20%)
 Venture III 1.85% Fee
  Contracts(2)                               11.842624           3,019           35,752                                 (5.26%)
 Venture III 1.90% Fee
  Contracts(2)                               11.840156          19,005          225,023                                 (5.28%)
 Venture Strategy &
  Rollover Contracts         12.728218       10.938337             762            8,337                                (14.06%)
                                                            ---------------------------
                                                             7,885,558       95,035,178

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Lifestyle Growth 820 Sub-Account:                                                             0.45% to 1.90%   8.31%
   Venture 1.40% Fee Contracts            $16.162371  $14.495682    17,321,581  $251,088,130                             (10.31%)
   Venture Vision Contracts                16.001947   14.315720     2,041,720    29,228,686                             (10.54%)
   Venture Vantage 1.55% Fee Contracts     14.237879   12.750370     8,372,926   106,757,902                             (10.45%)
   Venture Vantage 1.75% Fee Contracts     12.089786   10.804923     1,230,634    13,296,907                             (10.63%)
   Venture Vantage 1.60% Fee Contracts(1)              10.938240     1,782,794    19,500,631                             (12.49%)
   Venture Vantage 1.80% Fee Contracts(1)              10.918093       957,298    10,451,868                             (12.66%)
   Venture III 1.70% Fee Contracts(2)                  12.068379       384,805     4,643,967                              (3.45%)
   Venture III 1.85% Fee Contracts(2)                  12.060834        23,486       283,263                              (3.51%)
   Venture III 1.90% Fee Contracts(2)                  12.058318       148,069     1,785,458                              (3.53%)
   Venture Strategy & Rollover Contracts   13.529644   12.251081         5,435        66,579                              (9.45%)
                                                                    ------------------------
                                                                    32,268,748   437,103,391

Lifestyle Balanced 640 Sub-Account:                                                           0.45% to 1.90%   7.47%
   Venture 1.40% Fee Contracts             16.437657   15.433664    14,592,433   225,214,704                              (6.11%)
   Venture Vision Contracts                16.274494   15.242085     2,696,849    41,105,609                              (6.34%)
   Venture Vantage 1.55% Fee Contracts     14.594658   13.682573     9,274,040   126,892,731                              (6.25%)
   Venture Vantage 1.75% Fee Contracts     12.355297   11.559863     1,152,081    13,317,897                              (6.44%)
   Venture Vantage 1.60% Fee Contracts(1)              11.514709     1,904,121    21,925,395                              (7.88%)
   Venture Vantage 1.80% Fee Contracts(1)              11.493504     1,321,349    15,186,928                              (8.05%)
   Venture III 1.70% Fee Contracts(2)                  12.205200       375,232     4,579,783                              (2.36%)
   Venture III 1.85% Fee Contracts(2)                  12.197559        51,647       629,964                              (2.42%)
   Venture III 1.90% Fee Contracts(2)                  12.195023       245,748     2,996,899                              (2.44%)
   Venture Strategy & Rollover Contracts   13.929909   13.204737        16,391       216,435                              (5.21%)
                                                                    ------------------------
                                                                    31,629,891   452,066,345


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

             The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Lifestyle Moderate 460 Sub-Account:                                                           0.45% to 1.90%    5.45%
   Venture 1.40% Fee Contracts            $16.596254  $16.185243     5,123,480   $82,924,771                               (2.48%)
   Venture Vision Contracts                16.431521   15.984331     1,247,429    19,939,317                               (2.72%)
   Venture Vantage 1.55% Fee Contracts     14.954083   14.561752     2,943,459    42,861,920                               (2.62%)
   Venture Vantage 1.75% Fee Contracts     12.579492   12.224839       335,394     4,100,142                               (2.82%)
   Venture Vantage 1.60% Fee Contracts(1)              12.028658       616,270     7,412,901                               (3.77%)
   Venture Vantage 1.80% Fee Contracts(1)              12.006535       284,408     3,414,747                               (3.95%)
   Venture III 1.70% Fee Contracts(2)                  12.322172       209,118     2,576,785                               (1.42%)
   Venture III 1.85% Fee Contracts(2)                  12.314464        26,438       325,570                               (1.48%)
   Venture III 1.90% Fee Contracts(2)                  12.311897       159,770     1,967,070                               (1.50%)
   Venture Strategy & Rollover Contracts   14.242240   14.022897         9,322       130,721                               (1.54%)
                                                                    ------------------------
                                                                    10,955,088   165,653,944


Lifestyle Conservative 280 Sub-Account:                                                       0.45% to 1.90%    4.72%
   Venture 1.40% Fee Contracts             16.397834   16.689833     2,866,820    47,846,739                                1.78%
   Venture Vision Contracts                16.235059   16.482670     1,017,207    16,766,284                                1.53%
   Venture Vantage 1.55% Fee Contracts     15.160940   15.407658     2,000,113    30,817,048                                1.63%
   Venture Vantage 1.75% Fee Contracts     12.913124   13.096907       180,020     2,357,709                                1.42%
   Venture Vantage 1.60% Fee Contracts(1)              12.607483       356,485     4,494,372                                0.86%
   Venture Vantage 1.80% Fee Contracts(1)              12.584297       158,202     1,990,862                                0.67%
   Venture III 1.70% Fee Contracts(2)                  12.513503        42,106       526,891                                0.11%
   Venture III 1.85% Fee Contracts(2)                  12.505683         1,490        18,630                                0.05%
   Venture III 1.90% Fee Contracts(2)                  12.503081        71,318       891,697                                0.02%
   Venture Strategy & Rollover Contracts   14.547877   14.949047         1,909        28,539                                2.76%
                                                                    ------------------------
                                                                     6,695,670   105,738,771


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Small Company Value Sub-Account:                                                              0.45% to 1.90%   0.14%
   Venture 1.40% Fee Contracts            $12.436171  $13.063929    5,828,339   $ 76,141,001                                5.05%
   Venture Vision Contracts                12.335633   12.925755      825,196     10,666,280                                4.78%
   Venture Vantage 1.55% Fee Contracts     12.375754   12.980850    1,949,877     25,311,063                                4.89%
   Venture Vantage 1.75% Fee Contracts     13.356548   13.981425      270,322      3,779,487                                4.68%
   Venture Vantage 1.60% Fee Contracts(1)              12.933102      480,845      6,218,809                                3.46%
   Venture Vantage 1.80% Fee Contracts(1)              12.909289      382,033      4,931,786                                3.27%
   Venture III 1.70% Fee Contracts(2)                  12.612748      105,547      1,331,238                                0.90%
   Venture III 1.85% Fee Contracts(2)                  12.604862        5,929         74,741                                0.84%
   Venture III 1.90% Fee Contracts(2)                  12.602235       63,197        796,425                                0.82%
   Venture Strategy & Rollover Contracts   12.266242   13.009205        1,233         16,035                                6.06%
                                                                    ------------------------
                                                                    9,912,518    129,266,865

International Value Sub-Account:                                                              1.40% to 1.90%   2.62%
   Venture 1.40% Fee Contracts             11.862293   10.529997    4,056,960     42,719,778                              (11.23%)
   Venture Vision Contracts                11.813131   10.459987      447,013      4,675,755                              (11.45%)
   Venture Vantage 1.55% Fee Contracts     11.832776   10.487935    1,904,559     19,974,889                              (11.37%)
   Venture Vantage 1.75% Fee Contracts     11.868508   10.498425      216,641      2,274,386                              (11.54%)
   Venture Vantage 1.60% Fee Contracts(1)              11.125714      252,964      2,814,400                              (10.99%)
   Venture Vantage 1.80% Fee Contracts(1)              11.105217      223,671      2,483,917                              (11.16%)
   Venture III 1.70% Fee Contracts(2)                  11.968682       36,123        432,345                               (4.25%)
   Venture III 1.85% Fee Contracts(2)                  11.961174        2,396         28,660                               (4.31%)
   Venture III 1.90% Fee Contracts(2)                  11.958679       12,424        148,571                               (4.33%)
                                                                    ------------------------
                                                                    7,152,751     75,552,701


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Small Company Blend Sub-Account:                                                              0.45% to 1.90%     0.51%
   Venture 1.40% Fee Contracts            $12.601917  $12.138851     5,261,455  $ 63,868,019                             (3.67%)
   Venture Vision Contracts                12.549695   12.058116       641,339     7,733,338                             (3.92%)
   Venture Vantage 1.55% Fee Contracts     12.570556   12.090352     2,118,013    25,607,517                             (3.82%)
   Venture Vantage 1.75% Fee Contracts      9.630818    9.244249       373,446     3,452,228                             (4.01%)
   Venture Vantage 1.60% Fee Contracts(1)              10.682160       362,207     3,869,153                            (14.54%)
   Venture Vantage 1.80% Fee Contracts(1)              10.662451       188,907     2,014,212                            (14.70%)
   Venture III 1.70% Fee Contracts(2)                  12.178671        67,344       820,159                             (2.57%)
   Venture III 1.85% Fee Contracts(2)                  12.171046         2,248        27,363                             (2.63%)
   Venture III 1.90% Fee Contracts(2)                  12.168505        22,152       269,553                             (2.65%)
   Venture Strategy & Rollover Contracts    9.554061    9.291556         1,110        10,317                             (2.75%)
                                                                    ------------------------
                                                                     9,038,221  107,671,859


Total Return Sub-Account:                                                                     0.45% to 1.90%     3.38%
   Venture 1.40% Fee Contracts             13.404017   14.311130    13,222,441   189,228,072                              6.77%
   Venture Vision Contracts                13.348487   14.216074     2,143,055    30,465,834                              6.50%
   Venture Vantage 1.55% Fee Contracts     13.370675   14.254028     6,436,963    91,752,651                              6.61%
   Venture Vantage 1.75% Fee Contracts     13.220054   14.065149     1,010,389    14,211,263                              6.39%
   Venture Vantage 1.60% Fee Contracts(1)              13.327266     2,073,199    27,630,072                              6.62%
   Venture Vantage 1.80% Fee Contracts(1)              13.302764     1,198,006    15,936,788                              6.42%
   Venture III 1.70% Fee Contracts(2)                  12.789672       386,875     4,948,010                              2.32%
   Venture III 1.85% Fee Contracts(2)                  12.781691        39,111       499,899                              2.25%
   Venture III 1.90% Fee Contracts(2)                  12.779035       194,521     2,485,790                              2.23%
   Venture Strategy & Rollover Contracts               14.697020         1,321        19,420                              7.79%
                                                                    ------------------------
                                                                    26,705,881   377,177,799


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------

U.S. Large Cap Value Sub-Account:                                                             0.45% to 1.90%     1.02%
   Venture 1.40% Fee Contracts            $12.894130  $12.390130     13,530,303 $167,642,208                              (3.91%)
   Venture Vision Contracts                12.840714   12.307781      1,670,512   20,560,298                              (4.15%)
   Venture Vantage 1.55% Fee Contracts     12.862059   12.340662      6,796,370   83,871,703                              (4.05%)
   Venture Vantage 1.75% Fee Contracts     12.467016   11.937561        943,818   11,266,894                              (4.25%)
   Venture Vantage 1.60% Fee Contracts(1)              11.511103        821,376    9,454,942                              (7.91%)
   Venture Vantage 1.80% Fee Contracts(1)              11.489880        839,169    9,641,945                              (8.08%)
   Venture III 1.70% Fee Contracts(2)                  12.076441        137,784    1,663,935                              (3.39%)
   Venture III 1.85% Fee Contracts(2)                  12.068885            705        8,510                              (3.45%)
   Venture III 1.90% Fee Contracts(2)                  12.066364         43,256      521,938                              (3.47%)
   Venture Strategy & Rollover Contracts               11.881980          6,598       78,395                              (2.99%)
                                                                    ------------------------
                                                                     24,789,891  304,710,768

Mid Cap Stock Sub-Account:                                                                    0.45% to 1.90%     0.00%
   Venture 1.40% Fee Contracts             11.821790   10.374890      5,974,628   61,986,111                             (12.24%)
   Venture Vision Contracts                11.772795   10.305876        585,476    6,033,839                             (12.46%)
   Venture Vantage 1.55% Fee Contracts     11.792364   10.333419      2,559,861   26,452,114                             (12.37%)
   Venture Vantage 1.75% Fee Contracts     12.208008   10.676087        368,860    3,937,977                             (12.55%)
   Venture Vantage 1.60% Fee Contracts(1)              10.646203        538,184    5,729,617                             (14.83%)
   Venture Vantage 1.80% Fee Contracts(1)              10.626573        377,123    4,007,526                             (14.99%)
   Venture III 1.70% Fee Contracts(2)                  12.492798         58,462      730,354                              (0.06%)
   Venture III 1.85% Fee Contracts(2)                  12.484975          5,518       68,887                              (0.12%)
   Venture III 1.90% Fee Contracts(2)                  12.482364         53,822      671,822                              (0.14%)
   Venture Strategy & Rollover Contracts   12.483407   11.060968          3,037       33,596                             (11.39%)
                                                                    ------------------------
                                                                     10,524,971  109,651,843


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Tactical Allocation Sub-Account:                                                              0.45% to 1.90%    0.81%
   Venture 1.40% Fee Contracts            $11.989936  $10.239810     3,637,816  $37,250,542                              (14.60%)
   Venture Vision Contracts                11.970334   10.197351       230,096    2,346,367                              (14.81%)
   Venture Vantage 1.55% Fee Contracts     11.978173   10.214321     1,240,440   12,670,247                              (14.73%)
   Venture Vantage 1.75% Fee Contracts     12.188577   10.372818       416,414    4,319,385                              (14.90%)
   Venture Vantage 1.60% Fee Contracts(1)              10.340578       585,114    6,050,420                              (17.28%)
   Venture Vantage 1.80% Fee Contracts(1)              10.321521       505,460    5,217,123                              (17.43%)
   Venture III 1.70% Fee Contracts(2)                  11.719158        32,057      375,686                               (6.25%)
   Venture III 1.85% Fee Contracts(2)                  11.711820         3,448       40,381                               (6.31%)
   Venture III 1.90% Fee Contracts(2)                  11.709378        11,123      130,243                               (6.32%)
   Venture Strategy & Rollover Contracts   12.064740   10.402759           846        8,800                              (13.78%)
                                                                    ------------------------
                                                                     6,662,814   68,409,194


Dynamic Growth Sub-Account:                                                                   0.45% to 1.90%    0.18%
   Venture 1.40% Fee Contracts              7.906976    4.658653    11,671,811   54,374,918                              (41.08%)
   Venture Vision Contracts                 7.894008    4.639280       804,566    3,732,607                              (41.23%)
   Venture Vantage 1.55% Fee Contracts      7.899193    4.647016     4,546,306   21,126,755                              (41.17%)
   Venture Vantage 1.75% Fee Contracts      8.771239    5.149629       904,271    4,656,658                              (41.29%)
   Venture Vantage 1.60% Fee Contracts(1)               6.281540       549,781    3,453,470                              (49.75%)
   Venture Vantage 1.80% Fee Contracts(1)               6.269929       363,236    2,277,465                              (49.84%)
   Venture III 1.70% Fee Contracts(2)                  10.761173        35,428      381,248                              (13.91%)
   Venture III 1.85% Fee Contracts(2)                  10.754429           320        3,442                              (13.96%)
   Venture III 1.90% Fee Contracts(2)                  10.752178        24,817      266,837                              (13.98%)
   Venture Strategy & Rollover Contracts    7.956456    4.733016         1,275        6,035                              (40.51%)
                                                                    ------------------------
                                                                    18,901,811   90,279,435


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Internet Technologies Sub-Account                                                             0.45% to 1.90%    0.00%
   Venture 1.40% Fee Contracts            $6.965644     $3.702481    6,246,364   $23,127,043                              (46.85%)
   Venture Vision Contracts                6.954217      3.687062      365,553     1,347,816                              (46.98%)
   Venture Vantage 1.55% Fee Contracts     6.958782      3.693226    2,239,993     8,272,799                              (46.93%)
   Venture Vantage 1.75% Fee Contracts     7.012603      3.714267      446,650     1,658,978                              (47.03%)
   Venture Vantage 1.60% Fee Contracts(1)                5.777008      185,158     1,069,661                              (53.78%)
   Venture Vantage 1.80% Fee Contracts(1)                5.766322      113,932       656,965                              (53.87%)
   Venture III 1.70% Fee Contracts(2)                   10.476489          238         2,494                              (16.19%)
   Venture III 1.90% Fee Contracts(2)                   10.467736        2,518        26,360                              (16.26%)
   Venture Strategy & Rollover Contracts                 3.761654        4,633        17,427                              (46.33%)
                                                                    ------------------------
                                                                     9,605,039    36,179,543

International Index Sub-Account:                                                              1.40% to 1.90%    1.50%
   Venture 1.40% Fee Contracts            11.167069      8.543617      908,679     7,763,404                              (23.49%)
   Venture Vision Contracts               11.148798      8.508168       46,720       397,501                              (23.69%)
   Venture Vantage 1.55% Fee Contracts    11.156110      8.522331      288,345     2,457,368                              (23.61%)
   Venture Vantage 1.75% Fee Contracts    11.529885      8.790137       60,409       531,006                              (23.76%)
   Venture Vantage 1.60% Fee Contracts(1)                9.687956       98,643       955,650                              (22.50%)
   Venture Vantage 1.80% Fee Contracts(1)                9.670086       18,745       181,268                              (22.64%)
   Venture III 1.70% Fee Contracts(2)                   11.430305       25,783       294,709                               (8.56%)
   Venture III 1.85% Fee Contracts(2)                   11.423141          182         2,079                               (8.61%)
   Venture III 1.90% Fee Contracts(2)                   11.420756        5,675        64,816                               (8.63%)
                                                                    ------------------------
                                                                     1,453,181    12,647,801


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Total Stock Market Index Sub-Account:                                                         1.40% to 1.90%    1.12%
   Venture 1.40% Fee Contracts             $11.142088   $ 9.732630    1,234,347   $12,013,441                              (12.65%)
   Venture Vision Contracts                 11.123861     9.692272      253,819     2,460,084                              (12.87%)
   Venture Vantage 1.55% Fee Contracts      11.131148     9.708403      768,989     7,465,657                              (12.78%)
   Venture Vantage 1.75% Fee Contracts      11.456807     9.972325       87,254       870,123                              (12.96%)
   Venture Vantage 1.60% Fee Contracts(1)                10.524299      138,933     1,462,174                              (15.81%)
   Venture Vantage 1.80% Fee Contracts(1)                10.504899       59,445       624,461                              (15.96%)
   Venture III 1.70% Fee Contracts(2)                    11.846265       21,575       255,587                               (5.23%)
   Venture III 1.85% Fee Contracts(2)                    11.838850        1,002        11,859                               (5.29%)
   Venture III 1.90% Fee Contracts(2)                    11.836381        4,897        57,968                               (5.31%)
                                                                    -------------------------
                                                                      2,570,261    25,221,354

500 Index Sub-Account:                                                                        0.45% to 1.90%    1.10%
   Venture 1.40% Fee Contracts              11.200577     9.677729    8,953,455    86,649,107                              (13.60%)
   Venture Vision Contracts                 11.182275     9.637624      847,220     8,165,189                              (13.81%)
   Venture Vantage 1.55% Fee Contracts      11.189592     9.653637    3,091,061    29,839,979                              (13.73%)
   Venture Vantage 1.75% Fee Contracts      11.516966     9.916084      555,438     5,507,771                              (13.90%)
   Venture Vantage 1.60% Fee Contracts(1)                10.450629    1,477,184    15,437,495                              (16.39%)
   Venture Vantage 1.80% Fee Contracts(1)                10.431377      514,816     5,370,243                              (16.55%)
   Venture III 1.70% Fee Contracts(2)                    11.773758      160,515     1,889,861                               (5.81%)
   Venture III 1.85% Fee Contracts(2)                    11.766387       15,044       177,011                               (5.87%)
   Venture III 1.90% Fee Contracts(2)                    11.763930       75,325       886,122                               (5.89%)
   Venture Strategy & Rollover Contracts                  9.831721        1,752        17,230                              (12.77%)
                                                                    -------------------------
                                                                     15,691,810   153,940,008


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Mid Cap Index Sub-Account:                                                                    1.40% to 1.90%    0.89%
   Venture 1.40% Fee Contracts             $13.271787  $12.858949    1,619,104   $20,819,979                              (3.11%)
   Venture Vision Contracts                 13.250096   12.805647      323,252     4,139,446                              (3.35%)
   Venture Vantage 1.55% Fee Contracts      13.258777   12.826946      577,686     7,409,950                              (3.26%)
   Venture Vantage 1.75% Fee Contracts      13.223282   12.766859       77,151       984,972                              (3.45%)
   Venture Vantage 1.60% Fee Contracts(1)               11.903823      215,048     2,559,891                              (4.77%)
   Venture Vantage 1.80% Fee Contracts(1)               11.881892       80,113       951,892                              (4.94%)
   Venture III 1.70% Fee Contracts(2)                   12.317115       36,586       450,633                              (1.46%)
   Venture III 1.85% Fee Contracts(2)                   12.309409          880        10,830                              (1.52%)
   Venture III 1.90% Fee Contracts(2)                   12.306843       16,546       203,627                              (1.55%)
                                                                    ------------------------
                                                                     2,946,366    37,531,220

Small Cap Index Sub-Account:                                                                  1.40% to 1.90%    2.53%
   Venture 1.40% Fee Contracts              11.596178   11.605417    1,252,055    14,530,618                               0.08%
   Venture Vision Contracts                 11.577217   11.557294      214,463     2,478,607                              (0.17%)
   Venture Vantage 1.55% Fee Contracts      11.584805   11.576533      396,804     4,593,618                              (0.07%)
   Venture Vantage 1.75% Fee Contracts      11.943325   11.910780       47,386       564,402                              (0.27%)
   Venture Vantage 1.60% Fee Contracts(1)               11.910953      178,168     2,122,147                              (4.71%)
   Venture Vantage 1.80% Fee Contracts(1)               11.889003       45,674       543,013                              (4.89%)
   Venture III 1.70% Fee Contracts(2)                   12.432687       38,374       477,090                              (0.54%)
   Venture III 1.85% Fee Contracts(2)                   12.424901          336         4,171                              (0.60%)
   Venture III 1.90% Fee Contracts(2)                   12.422319        7,324        90,986                              (0.62%)
                                                                    ------------------------
                                                                     2,180,584    25,404,652


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Capital Appreciation Sub-Account:                                                             1.40% to 1.90%    0.00%
   Venture 1.40% Fee Contracts             $10.945558    $8.804929   1,758,403   $15,482,610                              (19.56%)
   Venture Vision Contracts                 10.941194     8.779269     182,076     1,598,492                              (19.76%)
   Venture Vantage 1.55% Fee Contracts      10.942940     8.789532     410,618     3,609,139                              (19.68%)
   Venture Vantage 1.75% Fee Contracts      10.939455     8.769024     101,033       885,962                              (19.84%)
   Venture Vantage 1.60% Fee Contracts(1)                 9.437943     266,792     2,517,967                              (24.50%)
   Venture Vantage 1.80% Fee Contracts(1)                 9.420540     206,667     1,946,909                              (24.64%)
   Venture III 1.70% Fee Contracts(2)                    11.867934      53,583       635,919                               (5.06%)
   Venture III 1.85% Fee Contracts(2)                    11.860509       7,787        92,358                               (5.12%)
   Venture III 1.90% Fee Contracts(2)                    11.858037      20,129       238,696                               (5.14%)
                                                                    ------------------------
                                                                     3,007,088    27,008,052

Telecommunications Sub-Account:                                                               1.40% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                            7.855476     467,251     3,670,476                              (37.16%)
   Venture Vision Contracts                               7.842239      95,241       746,899                              (37.26%)
   Venture Vantage 1.55% Fee Contracts                    7.847530     218,991     1,718,535                              (37.22%)
   Venture Vantage 1.75% Fee Contracts                    7.836946      18,360       143,888                              (37.30%)
   Venture Vantage 1.60% Fee Contracts(1)                 7.844884     109,489       858,930                              (37.24%)
   Venture Vantage 1.80% Fee Contracts(1)                 7.834309      89,110       698,119                              (37.33%)
   Venture III 1.70% Fee Contracts(2)                    10.382237       9,281        96,359                              (16.94%)
   Venture III 1.90% Fee Contracts(2)                    10.373561       8,734        90,600                              (17.01%)
                                                                    ------------------------
                                                                     1,016,457     8,023,806


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Health Sciences Sub-Account:                                                                  0.45% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                         $13.413253    1,671,262   $22,417,060                                7.31%
   Venture Vision Contracts                             13.390760      292,739     3,919,995                                7.13%
   Venture Vantage 1.55% Fee Contracts                  13.399749      629,384     8,433,583                                7.20%
   Venture Vantage 1.75% Fee Contracts                  13.381761       65,587       877,664                                7.05%
   Venture Vantage 1.60% Fee Contracts(1)               13.395250      351,366     4,706,630                                7.16%
   Venture Vantage 1.80% Fee Contracts(1)               13.377271      201,379     2,693,897                                7.02%
   Venture III 1.70% Fee Contracts(2)                   13.191182       61,133       806,412                                5.53%
   Venture III 1.85% Fee Contracts(2)                   13.182940        3,329        43,883                                5.46%
   Venture III 1.90% Fee Contracts(2)                   13.180193       46,697       615,476                                5.44%
   Venture Strategy & Rollover Contracts                13.499140        1,742        23,509                                7.99%
                                                                    ------------------------
                                                                     3,324,618    44,538,109

Mid Cap Growth Sub-Account:                                                                   0.45% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                          10.371739    1,263,887    13,108,709                              (17.03%)
   Venture Vision Contracts                             10.354292      135,587     1,403,906                              (17.17%)
   Venture Vantage 1.55% Fee Contracts                  10.361265      390,251     4,043,489                              (17.11%)
   Venture Vantage 1.75% Fee Contracts                  10.347320       65,698       679,802                              (17.22%)
   Venture Vantage 1.60% Fee Contracts(1)               10.357777      264,652     2,741,207                              (17.14%)
   Venture Vantage 1.80% Fee Contracts(1)               10.343827      132,999     1,375,715                              (17.25%)
   Venture III 1.70% Fee Contracts(2)                   11.309753       45,053       509,537                               (9.52%)
   Venture III 1.85% Fee Contracts(2)                   11.302659        2,268        25,637                               (9.58%)
   Venture III 1.90% Fee Contracts(2)                   11.300304       15,487       175,010                               (9.60%)
   Venture Strategy & Rollover Contracts                10.438314          930         9,705                              (16.49%)
                                                                    ------------------------
                                                                     2,316,812    24,072,717


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Mid Cap Opportunities Sub-Account:                                                            0.45% to 1.90%   0.00%
   Venture 1.40% Fee Contracts                          $10.490622     617,741  $ 6,480,484                               (16.08%)
   Venture Vision Contracts                              10.472982      99,556    1,042,650                               (16.22%)
   Venture Vantage 1.55% Fee Contracts                   10.480032     142,849    1,497,059                               (16.16%)
   Venture Vantage 1.75% Fee Contracts                   10.465924      67,113      702,396                               (16.27%)
   Venture Vantage 1.60% Fee Contracts(1)                10.476500     192,110    2,012,644                               (16.19%)
   Venture Vantage 1.80% Fee Contracts(1)                10.462406      84,846      887,692                               (16.30%)
   Venture III 1.70% Fee Contracts(2)                    11.662694      21,043      245,420                                (6.70%)
   Venture III 1.90% Fee Contracts(2)                    11.652957      11,529      134,347                                (6.78%)
   Venture Strategy & Rollover Contracts                 10.557954       1,500       15,835                               (15.54%)
                                                                    ------------------------
                                                                     1,238,287   13,018,527

Financial Services Sub-Account:                                                               1.40% to 1.90%   0.08%
   Venture 1.40% Fee Contracts                           11.524203     854,345    9,845,646                                (7.81%)
   Venture Vision Contracts                              11.504833     120,454    1,385,806                                (7.96%)
   Venture Vantage 1.55% Fee Contracts                   11.512580     309,851    3,567,188                                (7.90%)
   Venture Vantage 1.75% Fee Contracts                   11.497105      48,080      552,781                                (8.02%)
   Venture Vantage 1.60% Fee Contracts(1)                11.508706     306,662    3,529,283                                (7.93%)
   Venture Vantage 1.80% Fee Contracts(1)                11.493242     150,907    1,734,407                                (8.05%)
   Venture III 1.70% Fee Contracts(2)                    11.815615      26,301      310,757                                (5.48%)
   Venture III 1.85% Fee Contracts(2)                    11.808217         819        9,673                                (5.53%)
   Venture III 1.90% Fee Contracts(2)                    11.805755      30,899      364,791                                (5.55%)
                                                                    ------------------------
                                                                     1,848,318   21,300,332



(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Quantitative Mid Cap Sub-Account:                                                             1.40% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                          $10.104317     237,982  $ 2,404,650                               (19.17%)
   Venture Vision Contracts                              10.087326      29,914      301,754                               (19.30%)
   Venture Vantage 1.55% Fee Contracts                   10.094110      46,230      466,648                               (19.25%)
   Venture Vantage 1.75% Fee Contracts                   10.080533      12,529      126,300                               (19.36%)
   Venture Vantage 1.60% Fee Contracts(1)                10.090711      66,229      668,296                               (19.27%)
   Venture Vantage 1.80% Fee Contracts(1)                10.077137      22,952      231,292                               (19.38%)
   Venture III 1.70% Fee Contracts(2)                    11.056543      11,309      125,037                               (11.55%)
   Venture III 1.90% Fee Contracts(2)                    11.047303         639        7,055                               (11.62%)
                                                                    ------------------------
                                                                       427,784    4,331,032

Strategic Growth Sub-Account:                                                                 0.45% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                           10.916683   2,277,621   24,864,068                               (12.67%)
   Venture Vision Contracts                              10.898344     199,058    2,169,407                               (12.81%)
   Venture Vantage 1.55% Fee Contracts                   10.905675     534,088    5,824,588                               (12.75%)
   Venture Vantage 1.75% Fee Contracts                   10.891002     148,689    1,619,370                               (12.87%)
   Venture Vantage 1.60% Fee Contracts(1)                10.901999     444,255    4,843,273                               (12.78%)
   Venture Vantage 1.80% Fee Contracts(1)                10.887341     323,912    3,526,542                               (12.90%)
   Venture III 1.70% Fee Contracts(2)                    11.791031      90,855    1,071,279                                (5.67%)
   Venture III 1.85% Fee Contracts(2)                    11.783648       4,415       52,031                                (5.73%)
   Venture III 1.90% Fee Contracts(2)                    11.781186      67,667      797,197                                (5.75%)
   Venture Strategy & Rollover Contracts                 10.986679         748        8,213                               (12.11%)
                                                                    ------------------------
                                                                     4,091,308   44,775,968


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
All Cap Value Sub-Account:                                                                    1.40% to 1.90%    0.06%
   Venture 1.40% Fee Contracts                         $12.494117      642,029  $ 8,021,590                                (0.05%)
   Venture Vision Contracts                             12.473142      197,505    2,463,504                                (0.21%)
   Venture Vantage 1.55% Fee Contracts                  12.481529      234,580    2,927,915                                (0.15%)
   Venture Vantage 1.75% Fee Contracts                  12.464762       36,486      454,787                                (0.28%)
   Venture Vantage 1.60% Fee Contracts(1)               12.477337      257,359    3,211,151                                (0.18%)
   Venture Vantage 1.80% Fee Contracts(1)               12.460579       91,709    1,142,751                                (0.32%)
   Venture III 1.70% Fee Contracts(2)                   12.553231       16,169      202,978                                 0.43%
   Venture III 1.85% Fee Contracts(2)                   12.545380        2,897       36,343                                 0.36%
   Venture III 1.90% Fee Contracts(2)                   12.542764       12,061      151,277                                 0.34%
                                                                    ------------------------
                                                                     1,490,795   18,612,296

Capital Opportunities Sub-Account:                                                            1.40% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                          10.599650    1,404,266   14,884,726                               (15.20%)
   Venture Vision Contracts                             10.581831      178,983    1,893,972                               (15.35%)
   Venture Vantage 1.55% Fee Contracts                  10.588948      515,545    5,459,074                               (15.29%)
   Venture Vantage 1.75% Fee Contracts                  10.574706       47,817      505,653                               (15.40%)
   Venture Vantage 1.60% Fee Contracts(1)               10.585386      305,288    3,231,596                               (15.32%)
   Venture Vantage 1.80% Fee Contracts(1)               10.571147      170,803    1,805,587                               (15.43%)
   Venture III 1.70% Fee Contracts(2)                   11.568273       35,681      412,772                                (7.45%)
   Venture III 1.85% Fee Contracts(2)                   11.561026          283        3,270                                (7.51%)
   Venture III 1.90% Fee Contracts(2)                   11.558615       22,359      258,440                                (7.53%)
                                                                    ------------------------
                                                                     2,681,025   28,455,090


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Utilities Sub-Account:                                                                        1.40% to 1.90%    1.42%
   Venture 1.40% Fee Contracts                         $ 9.259344      853,854  $ 7,906,132                               (25.93%)
   Venture Vision Contracts                              9.243770      141,292    1,306,075                               (26.05%)
   Venture Vantage 1.55% Fee Contracts                   9.250000      244,504    2,261,667                               (26.00%)
   Venture Vantage 1.75% Fee Contracts                   9.237560       40,041      369,882                               (26.10%)
   Venture Vantage 1.60% Fee Contracts(1)                9.246883      195,733    1,809,924                               (26.02%)
   Venture Vantage 1.80% Fee Contracts(1)                9.234447      138,460    1,278,604                               (26.12%)
   Venture III 1.70% Fee Contracts(2)                   10.614010       28,877      306,504                               (15.09%)
   Venture III 1.85% Fee Contracts(2)                   10.607363        3,482       36,932                               (15.14%)
   Venture III 1.90% Fee Contracts(2)                   10.605146       15,856      168,156                               (15.16%)
                                                                    ------------------------
                                                                     1,662,099   15,443,876

Mid Cap Value Sub-Account:                                                                    0.45% to 1.90%    0.74%
   Venture 1.40% Fee Contracts                          12.966914    2,797,905   36,280,195                                 3.74%
   Venture Vision Contracts                             12.945151      356,695    4,617,469                                 3.56%
   Venture Vantage 1.55% Fee Contracts                  12.953850      816,530   10,577,205                                 3.63%
   Venture Vantage 1.75% Fee Contracts                  12.936460      118,370    1,531,284                                 3.49%
   Venture Vantage 1.60% Fee Contracts(1)               12.949506      717,914    9,296,637                                 3.60%
   Venture Vantage 1.80% Fee Contracts(1)               12.932106      462,766    5,984,540                                 3.46%
   Venture III 1.70% Fee Contracts(2)                   12.986625      132,969    1,726,820                                 3.89%
   Venture III 1.85% Fee Contracts(2)                   12.978503        5,927       76,919                                 3.83%
   Venture III 1.90% Fee Contracts(2)                   12.975798       63,706      826,634                                 3.81%
   Venture Strategy & Rollover Contracts                13.049955          211        2,747                                 4.40%
                                                                    ------------------------
                                                                     5,472,993   70,920,450


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Fundamental Value Sub-Account:                                                                0.45% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                         $11.620125    3,512,835   $40,819,580                              (7.04%)
   Venture Vision Contracts                             11.600607      892,026    10,348,040                              (7.20%)
   Venture Vantage 1.55% Fee Contracts                  11.608415    1,333,345    15,478,025                              (7.13%)
   Venture Vantage 1.75% Fee Contracts                  11.592814      167,664     1,943,701                              (7.26%)
   Venture Vantage 1.60% Fee Contracts(1)               11.604513      950,717    11,032,610                              (7.16%)
   Venture Vantage 1.80% Fee Contracts(1)               11.588922      536,341     6,215,616                              (7.29%)
   Venture III 1.70% Fee Contracts(2)                   12.072032      231,144     2,790,383                              (3.42%)
   Venture III 1.85% Fee Contracts(2)                   12.064485       11,114       134,083                              (3.48%)
   Venture III 1.90% Fee Contracts(2)                   12.061966      116,042     1,399,693                              (3.50%)
   Venture Strategy & Rollover Contracts                11.694569        2,181        25,505                              (6.44%)
                                                                    ------------------------
                                                                     7,753,409    90,187,236

Basic Value Focus Sub-Account:                                                                1.40% to 1.80%    6.07%
   Venture 1.40% Fee Contracts             22.514992    23.100090    1,247,105    28,808,249                               2.60%
   Venture Vision Contracts                             12.186911       27,712       337,724                              (2.50%)
   Venture Vantage 1.55% Fee Contracts     15.864568    16.252289      712,421    11,578,476                               2.44%
   Venture Vantage 1.75% Fee Contracts     13.588646    13.892756      158,085     2,196,230                               2.24%
   Venture Vantage 1.60% Fee Contracts(1)               12.192528      185,627     2,263,262                              (2.46%)
   Venture Vantage 1.80% Fee Contracts(1)               12.170082       57,367       698,152                              (2.64%)
   Venture III 1.70% Fee Contracts(2)                   12.398032       10,893       135,056                              (0.82%)
                                                                    ------------------------
                                                                     2,399,210    46,017,149


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

    6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                      2001
                                          ----------  ------------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT        UNIT                                   EXPENSE      INCOME    TOTAL RETURN
                                             VALUE       VALUE       UNITS        DOLLARS         RATIO*      RATIO**      RATIO***
                                          ----------  -------------------------------------   --------------------------------------

Developing Capital Market
 Focus Sub-Account:                                                                           1.40% to 1.80%    0.74%
   Venture 1.40% Fee Contracts            $ 7.313442   $ 7.305149   176,552  $     1,289,740                             (0.11%)
   Venture Vantage 1.55% Fee Contracts     11.064248    11.035006    24,137          266,351                             (0.26%)
   Venture Vantage 1.75% Fee Contracts      9.694543     9.649444     6,958           67,138                             (0.47%)
   Venture Vantage 1.60% Fee Contracts(1)               11.316501     1,135           12,841                             (9.47%)
   Venture Vantage 1.80% Fee Contracts(1)               11.295632     3,205           36,207                             (9.63%)
                                                                    ------------------------
                                                                    211,987        1,672,277

Special Value Focus Sub-Account:                                                              1.40% to 1.80%    8.12%
   Venture 1.40% Fee Contracts             38.059573    48.661734   298,224       14,512,114                             27.86%
   Venture Vision Contracts                             14.756455    18,549          273,715                             18.05%
   Venture Vantage 1.55% Fee Contracts     15.730490    20.082156   318,521        6,396,592                             27.66%
   Venture Vantage 1.75% Fee Contracts     12.606854    16.062025   120,240        1,931,300                             27.41%
   Venture Vantage 1.60% Fee Contracts(1)               14.763263   118,267        1,746,004                             18.11%
   Venture Vantage 1.80% Fee Contracts(1)               14.736065    55,506          817,933                             17.89%
   Venture III 1.70% Fee Contracts(2)                   13.273185     2,367           31,416                              6.19%
                                                                    ------------------------
                                                                    931,674       25,709,074

                                                                    TOTAL    $14,848,662,429
                                                                             ===============


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

*The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying fund are excluded.

**The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


7.    DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

8.    SUBSEQUENT EVENT

Effective January 1, 2002, the Company transferred all of the Company's in-force operations to The Manufacturers Life Insurance Company (U.S.A.) via an assumption reinsurance agreement. As a result, products currently sold and administered under the name of the Company will be offered and administered under the name of The Manufacturers Life Insurance Company (U.S.A.). As such, and effective January 1, 2002, the account will be known as The Manufacturers Life Insurance Company (U.S.A.) Separate Account H.

                             THE MANUFACTURERS LIFE

                                INSURANCE COMPANY

                                     (U.S.A.)

                              AUDITED CONSOLIDATED

                              FINANCIAL STATEMENTS

                                   YEARS ENDED

                        DECEMBER 31, 2001, 2000 AND 1999

                           [MANULIFE FINANCIAL LOGO]

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                    AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                    CONTENTS

REPORT OF INDEPENDENT AUDITORS...............................................1


AUDITED CONSOLIDATED FINANCIAL STATEMENTS

     CONSOLIDATED BALANCE SHEETS.............................................2

     CONSOLIDATED STATEMENTS OF INCOME.......................................3

     CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS...............4

     CONSOLIDATED STATEMENTS OF CASH FLOWS...................................5

     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS..............................6

                         REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the financial statements, in 2001, the Company changed its accounting for certain investments.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
March 22, 2002

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

As at December 31 ($ millions)
ASSETS                                                                                 2001                      2000
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
Securities available-for-sale, at fair value:
       Fixed-maturity (amortized cost: 2001  $9,656  ; 2000 $9,580)               $   10,108                $   9,797
       Equity (cost: 2001 $889 ; 2000 $707)                                              845                      852
Mortgage loans                                                                         1,675                    1,539
Real estate                                                                              969                       986
Policy loans                                                                           2,226                    1,998
Short-term investments                                                                   539                      715
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $   16,362                $  15,887
----------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                                                         $      109                $      98
Deferred acquisition costs                                                             2,302                    2,066
Deferred income taxes                                                                     79                      125
Due from affiliates                                                                      508                      511
Amounts recoverable from reinsurers                                                      767                      572
Other assets                                                                             641                      757
Separate account assets                                                               30,217                   29,681
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $   50,985                $  49,697
======================================================================================================================
 LIABILITIES, CAPITAL AND SURPLUS
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Policyholder liabilities and accruals                                             $   17,415                $  16,240
Note payable                                                                             200                      200
Due to affiliate                                                                         250                      250
Other liabilities                                                                        601                      778
Separate account liabilities                                                          30,217                   29,681
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $   48,683                $  47,149
======================================================================================================================
CAPITAL AND SURPLUS:
Capital stock                                                                     $        5                $       5
Retained earnings                                                                      2,176                    2,260
Accumulated other comprehensive income                                                   121                      283
----------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL AND SURPLUS                                                         $    2,302                $   2,548
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                            $   50,985                $  49,697
======================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                                       2001             2000           1999
------------------------------------------------------------------------------------------------------------------------
REVENUE:

     Premiums                                                                   $  794          $    814       $    881
     Fee income                                                                    903               958            746
     Net investment income                                                       1,115             1,135          1,121
     Realized investment gains                                                      35               137             27
     Other                                                                          12                --              5
------------------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                                   $2,859          $  3,044       $  2,780
------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:

     Policyholder benefits and claims                                           $1,567          $  1,535       $  1,429
     Operating expenses and commissions                                            600               617            494
     Amortization of deferred acquisition costs                                    277               180             40
     Interest expense                                                               30                19              8
     Policyholder dividends                                                        348               339            323
     Minority interest expense                                                      --                16             16
------------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                                     $2,822          $  2,706       $  2,310
------------------------------------------------------------------------------------------------------------------------
INCOME BEFORE INCOME TAXES                                                          37               338            470
------------------------------------------------------------------------------------------------------------------------
INCOME TAX (BENEFIT) EXPENSE                                                        (4)               90            177
------------------------------------------------------------------------------------------------------------------------
NET INCOME                                                                      $   41          $    248       $    293
========================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                                    ACCUMULATED
                                                                                       OTHER           TOTAL
  FOR THE YEARS ENDED DECEMBER 31                     CAPITAL    RETAINED           COMPREHENSIVE    CAPITAL AND
  ($ millions)                                         STOCK     EARNINGS           INCOME (LOSS)      SURPLUS
-----------------------------------------------------------------------------------------------------------------
  BALANCE AT JANUARY 1, 1999                           $  5          $1,697             $ 149         $ 1,851
  Comprehensive income                                   --             293               (21)            272
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1999                           $  5          $1,990             $ 128         $ 2,123
-----------------------------------------------------------------------------------------------------------------
  Comprehensive income                                   --             248               155             403
  Contributed surplus                                    --              22                --              22
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 2000                           $  5          $2,260             $ 283         $ 2,548
  Comprehensive income                                   --              41              (162)           (121)
  Dividend to shareholder                                --            (125)               --            (125)
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 2001                           $  5          $2,176             $ 121         $ 2,302
=================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                            2001                 2000           1999
-----------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:

Net Income                                                           $     41           $     248       $    293
Adjustments to reconcile net income to net cash provided by
operating activities:
     Additions to policyholder liabilities and accruals                   442                 330            404
     Deferred acquisition costs                                          (538)               (590)          (463)
     Amortization of deferred acquisition costs                           277                 180             40
     Amounts recoverable from reinsurers                                  (91)                 23            334
     Realized investment gains                                            (35)               (137)           (27)
     Decreases to deferred income taxes                                    60                  34            194
     Amounts due from affiliates                                            3                 259             22
     Other assets and liabilities, net                                    (38)               (244)           258
     Other, net                                                             3                 (62)            58
-----------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                            $    124           $      41       $  1,113
-----------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                    $  9,976           $   6,584       $  4,302
Fixed-maturity securities purchased                                   (10,031)             (6,792)        (4,763)
Equity securities sold                                                    412               1,185            303
Equity securities purchased                                              (587)             (1,012)          (349)
Mortgage loans advanced                                                  (334)               (187)          (148)
Mortgage loans repaid                                                     200                 274            314
Real estate sold                                                           42                 101             54
Real estate purchased                                                     (29)                (58)          (219)
Policy loans advanced, net                                               (228)               (155)          (133)
Short-term investments                                                    176                (431)          (251)
Separate account seed money                                                --                  --             32
Other investments, net                                                    (26)                196           (355)
-----------------------------------------------------------------------------------------------------------------
Net cash used in investing activities                                $   (429)          $    (295)      $ (1,213)
-----------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Deposits and interest credited to policyholder account balances      $  1,934           $   1,336       $  1,263
Withdrawals from policyholder account balances                         (1,532)             (1,579)          (987)
Amounts due to affiliates                                                 150                 250             --
Principal repayment of amounts due to affiliates                         (150)                 --             --
Net reinsurance recoverable (payable)                                      39                  87           (158)
Dividend to shareholder                                                  (125)                 --             --
Borrowed funds                                                             --                 107             50
-----------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                            $    316           $     201       $    168
-----------------------------------------------------------------------------------------------------------------
CASH:
Increase (decrease) during the year                                        11                 (53)            68
Balance, beginning of year                                                 98                 151             83
-----------------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                                 $    109           $      98       $    151
=================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

1.       ORGANIZATION

         The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirectly wholly-owned subsidiary of Manulife Financial Corporation, a Canadian-based publicly traded company. Manulife Financial Corporation ("MFC") and its subsidiaries are collectively known as "Manulife Financial". ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of insurance and wealth management related products. These products are offered both on an individual and group basis and are marketed primarily in the United States.

         In December of 2000 through an issuance of shares, the Company acquired the remaining 21.6% minority interest in Manulife-Wood Logan Holding Co. Inc ("MWLH"), a subsidiary of the Company, from MRL Holding, LLC ("MRL-LLC"), an affiliated company. As this was a related party transaction, the purchase was accounted for at MRL-LLC's carrying value and no goodwill was generated.

2.       SIGNIFICANT ACCOUNTING POLICIES

     a)  BASIS OF PRESENTATION

         The accompanying consolidated financial statements of ManUSA have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include accounts and operations, after intercompany eliminations, of ManUSA and its subsidiaries.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

     b)  RECENT ACCOUNTING STANDARDS

         In July 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations" and SFAS No. 142, "Goodwill and Other Intangible Assets". SFAS No. 141 requires the purchase method of accounting to be used for all future business combinations. SFAS No. 142 eliminates the practice of amortizing goodwill through periodic charges to earnings and establishes a new methodology for recognizing and measuring goodwill and other intangible assets. Under this new accounting standard, the Company will cease goodwill amortization effective January 1, 2002. The Company is currently considering the other provisions of the new standard. The impact of adopting these two standards on the Company's financial statements is not expected to be material.

         EITF Issue No. 99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets", applies to all securities, purchased or retained, which represent beneficial interests in securitized assets, unless they meet certain exception criteria. Such securities include many collateralized mortgage, bond, debt and loan obligations, mortgage-backed securities, and asset-backed securities. EITF 99-20 significantly changes the method of assessing "other than temporary impairments" and for recognizing interest income. A decline in fair value below the "amortized cost" basis is considered to be an other than temporary impairment whenever there is an adverse change in the amount or timing of cash flows to be received, regardless of the resulting yield, unless the decrease is solely a result of changes in market interest rates. Interest income is based on prospective estimates of future cash flows. EITF 99-20 was effective for fiscal quarters beginning after March 15, 2001. We reviewed all applicable securities held by the Company since April 1, 2001 and deemed the impact of this new accounting clarification as immaterial.

     c)  INVESTMENTS

         The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability.

         Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

         Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the income statement.

         Policy loans are reported at aggregate unpaid balances, which approximates fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than ninety days as at the date of acquisition, are reported at amortized cost which approximates fair value.

     d)  CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     e)  DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. Certain changes in assumptions regarding the variable annuity product line were made which refined the amortization pattern. DAC associated with all other insurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and if not recoverable, is immediately expensed.

     f)  POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities for traditional non-participating life insurance policies and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

         For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net unrealized gains associated with the underlying assets.

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

         For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.0%. As of December 31, 2001, participating insurance expressed as a percentage of insurance in force is 69.1%.

         For participating policies inforce as of September 23, 1999, the demutualization of The Manufacturers Life Insurance Company ("MLT"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as separate "closed block" of business. As at December 31, 2001, $7,441 (2000 - $7,048) of both assets and actuarial liabilities related to the participating policyholders' account are included in the closed block.

         ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as at December 31, 2001.

     g)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

     h)  REVENUE RECOGNITION

         Premiums on long-duration life insurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

         Fee income from annuity contracts, pension contracts, and insurance contracts consist of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

         Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on ex-dividend dates.

     i)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

     j)  REINSURANCE

         The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

         The amount recoverable from reinsures and pertaining to policyholder liabilities is presented as a separate asset on the balance sheet. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

     k)  INCOME TAX

         Income taxes have been provided for in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

         ManUSA joins its direct parent, Manulife Reinsurance Corporation (U.S.A.) ("MRC"), its indirect parent, The Manufacturers Investment Corporation ("MIC"), and its subsidiary, The Manufacturers Life Insurance Company of America ("MLA"), in filing a U.S. consolidated income tax return as a life insurance group under the provisions of the Internal Revenue Service. A separate life insurance group for certain of ManUSA's subsidiaries is also in place. In accordance with the income tax-sharing agreements, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies within the two groups filed separate income tax returns. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

     l)  FOREIGN EXCHANGE

         The balance sheet and statement of income of the Company's foreign operations as well as non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the balance sheet date and average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

     m)  DERIVATIVES

         The Company adopted the Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by Statement of Financial Accounting Standards No. 138, on January 1, 2001. As a result, all derivative instruments are reported on the Consolidated Balance Sheet at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings. There was no cumulative transition adjustment at the time of adoption.

         For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Both sets of changes are recorded through income. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is recorded in other comprehensive income and reclassified into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net losses of $4 after tax, included in other comprehensive income as at December 31, 2001, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

     n)  RECLASSIFICATIONS

         Certain prior year amounts have been reclassified to conform to the current year presentation.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED-MATURITY AND EQUITY SECURITIES

         At December 31, 2001, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                    GROSS            GROSS
                                            AMORTIZED COST        UNREALIZED        UNREALIZED        FAIR VALUE
          AS AT DECEMBER 31                                         GAINS            LOSSES
          ($ millions)                        2001      2000     2001    2000     2001     2000     2001      2000
          ----------------------------------------------------------------------------------------------------------
          FIXED-MATURITY SECURITIES:

          U.S. government                   $1,963    $1,240      $65    $103    $ (9)    $ --   $ 2,019    $1,343
          Foreign governments                1,290     1,730      169     204      (2)      --     1,457     1,934
          Corporate                          5,728     5,561      297     111     (98)    (215)    5,927     5,457
          Asset - backed                       675     1,049       32      21      (2)      (7)      705     1,063
          ----------------------------------------------------------------------------------------------------------
          TOTAL FIXED-MATURITY
          SECURITIES                         9,656     9,580      563     439    (111)    (222)   10,108     9,797
          ----------------------------------------------------------------------------------------------------------
          EQUITY SECURITIES                  $ 889     $ 707     $ 93    $210  $ (137)    $(65)    $ 845     $ 852
          ----------------------------------------------------------------------------------------------------------

         Proceeds from sales of fixed-maturity securities during 2001 were $10,063 (2000 - $6,584 and 1999 - $4,302). Gross gains and losses of
         $225 and $98 respectively, were realized on those sales (2000 - $71 and $242 respectively, 1999 - $49 and $167 respectively).

     Proceeds from the sale of equity securities during 2001 were $412 (2000 - $1,185 and 1999 - $303). Gross gains and losses of $20 and $31 respectively, were realized on those sales (2000 - $319 and $60 respectively, 1999 - $84 and $39 respectively).

     The contractual maturities of fixed-maturity securities at December 31, 2001 are shown below.

AS AT DECEMBER 31, 2001
($ millions)                                                         AMORTIZED COST      FAIR VALUE
----------------------------------------------------------------------------------------------------
Fixed-maturity securities, excluding mortgage-backed securities:
     One year or less                                                 $        230      $        242
     Greater than 1; up to 5 years                                           1,310             1,342
     Greater than 5; up to 10 years                                          2,930             3,022
     Due after 10 years                                                      4,511             4,797
Asset - backed securities                                                      675               705
----------------------------------------------------------------------------------------------------
TOTAL FIXED-MATURITY SECURITIES                                       $      9,656      $     10,108
----------------------------------------------------------------------------------------------------

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

b)   MORTGAGE LOANS

     Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowance for mortgage loan losses were as follows:


AS AT DECEMBER 31
($ millions)                                     2001            2000
-----------------------------------------------------------------------
IMPAIRED LOANS                                   $  79           $  80
-----------------------------------------------------------------------
Allowance, January 1                             $  51           $  57

Deductions                                          (1)             (6)
-----------------------------------------------------------------------
ALLOWANCE, DECEMBER 31                           $  50           $  51
-----------------------------------------------------------------------

c)   INVESTMENT INCOME

     Income by type of investment was as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001          2000          1999
-----------------------------------------------------------------------
Fixed-maturity securities           $   698       $   727       $   726

Equity securities                        42            60            18

Mortgage loans                          128           126           149

Investment real estate                   81            95            71

Other investments                       200           184           195
-----------------------------------------------------------------------
Gross investment income               1,149         1,192         1,159

Investment expenses                     (34)          (57)          (38)
-----------------------------------------------------------------------
NET INVESTMENT INCOME               $ 1,115       $ 1,135       $ 1,121
-----------------------------------------------------------------------

    d)   SIGNIFICANT EQUITY INTERESTS


         ManUSA holds a 27.7% (2000 - 22.4%) indirect interest in Flex Leasing I, LLC and a 19.6% direct interest in Flex Leasing II, LLC. These investments are accounted for using the equity method whereby ManUSA would recognize its proportionate share of the respective investee's net income or loss. As at December 31, 2001, the sum of total assets for both these investees was $396 (2000 - $392), with total liabilities amounting to $295 (2000 - $288). For the year ended December 31, 2001, total net loss for both these investees amounted to $4 (2000 - net income of $1).


4.       COMPREHENSIVE INCOME

    a)   Total comprehensive income was as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                 2001        2000        1999
-----------------------------------------------------------------------------------------
NET INCOME                                                  $  41       $ 248       $ 293
-----------------------------------------------------------------------------------------

OTHER COMPREHENSIVE (LOSS) INCOME, NET OF INCOME TAX:
  Unrealized holding (losses) gains arising during the
  year                                                       (146)         69          (4)
    Foreign currency translation                              (13)         (3)          1
    Less:
   Reclassification adjustment for realized gains and
   losses included in net income                                3         (89)         18
-----------------------------------------------------------------------------------------
Other comprehensive (loss) income                            (162)        155         (21)
-----------------------------------------------------------------------------------------
COMPREHENSIVE (LOSS) INCOME                                 $(121)      $ 403       $ 272
=========================================================================================

         Other comprehensive (loss) income is reported net of tax (benefit) expense of ($81), $87, and $30 for 2001, 2000 and 1999, respectively.

         Accumulated other comprehensive income is comprised of the following:

AS AT DECEMBER 31
($ millions)                                 2001        2000
-------------------------------------------------------------
UNREALIZED GAINS :
     Beginning balance                      $ 290       $ 132
     Current period change                   (149)        158
-------------------------------------------------------------
     Ending balance                         $ 141       $ 290
-------------------------------------------------------------
FOREIGN CURRENCY:
     Beginning balance                      $  (7)      $  (4)
     Current period change                    (13)         (3)
-------------------------------------------------------------
     Ending balance                         $ (20)      $  (7)
-------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME      $ 121       $ 283
=============================================================

    b)   UNREALIZED GAINS (LOSSES) ON SECURITIES AVAILABLE-FOR-SALE

         Net unrealized gains (losses) on fixed-maturity and equity securities included in other comprehensive income were as follows:


AS AT DECEMBER 31
($ millions)                                                 2001        2000
------------------------------------------------------------------------------
Gross unrealized gains                                      $ 656       $ 648

Gross unrealized losses                                      (248)       (286)

DAC and other amounts required to satisfy policyholder
      liabilities                                            (191)         39

Deferred income taxes                                         (76)       (111)
------------------------------------------------------------------------------
NET UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE       $ 141       $ 290
==============================================================================

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                                         2001          2000
-----------------------------------------------------------------------
Balance, January 1                                $ 2,066       $ 1,631
Capitalization                                        538           590
Amortization                                         (277)         (180)
Effect of net unrealized gains on securities
       available-for-sale                             (25)           25
=======================================================================
BALANCE, DECEMBER 31                              $ 2,302       $ 2,066
=======================================================================

6.       INCOME TAXES

         The components of income tax (benefit) expense were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001        2000       1999
-----------------------------------------------------------------
Current (benefit) expense            $ (64)      $  56      $ (17)

Deferred expense                        60          34        194
-----------------------------------------------------------------
TOTAL (BENEFIT) EXPENSE              $  (4)      $  90      $ 177
=================================================================

         Income before federal income taxes differs from taxable income principally due to tax-exempt investment income; dividends received tax deductions, differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

         The Company's deferred income tax asset (liability), which results from tax affecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                2001      2000      1999
------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:

     Differences in computing policy reserves               $682      $630      $635

     Investments                                               1        --        --

     Policyholder dividends payable                           13        11         9

     Net capital loss                                         --         6        --

     Net operating loss                                       87        41        --

     Other deferred tax assets                                37        19        --
------------------------------------------------------------------------------------
Deferred tax assets                                         $820      $707      $644
------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:

     Deferred acquisition costs                             $412      $340      $244

     Unrealized gains on securities available-for-sale       163       140       189

     Premiums receivable                                      16        13        14

     Investments                                             112        47        14

     Other deferred tax liabilities                           38        42        32
------------------------------------------------------------------------------------
Deferred tax liabilities                                    $741      $582      $493
------------------------------------------------------------------------------------
NET DEFERRED TAX ASSETS                                     $ 79      $125      $151
====================================================================================

         The Company files a consolidated federal income tax return for all its subsidiaries except for The Manufacturers Life Insurance Company of North America ("MNA") and The Manufacturers Life Insurance Company of New York ("MNY"). MNA and MNY file a separate consolidated federal income tax return. ManUSA and its subsidiaries file separate state income tax returns. The method of allocation among the companies is subject to a written tax sharing agreement under which the tax liability is allocated to each member on a pro rata basis based on the relationship that the member's tax liability (computed on a separate return basis) bears to the tax liability of the consolidated group. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to the payable to parent, subsidiaries or affiliates. Such settlements occur on a periodic basis.

         At December 31, 2001, the Company has operating loss carry forwards of $249 that will begin to expire in 2011.

7.       NOTE PAYABLE

         On December 29, 1997, the Company issued a surplus debenture for $200 plus interest at 7.93% per annum to MIC. The surplus debenture matures on February 1, 2022. Except in the event of insolvency or wind-up of the Company, the instrument may not be redeemed by the Company during the period of five years from date of issue without the approval of the Office of the Superintendent of Financial Institutions of Canada. Interest accrued and expensed was $16 for each of 2001, 2000, and 1999. Interest paid was $16, $9, and $16 for 2001, 2000, and 1999, respectively.
8.       CAPITAL AND SURPLUS

         Capital Stock is comprised of the following:


AS AT DECEMBER 31
($ millions)                                           2001      2000
---------------------------------------------------------------------
AUTHORIZED:
     50,000,000 Preferred shares, Par value $1.00        --        --
     50,000,000 Common shares, Par value $1.00
---------------------------------------------------------------------
ISSUED AND OUTSTANDING:
     100,000 Preferred shares
     4,728,934 Common shares (2000 - 4,711,772 )          5         5
=====================================================================

         Pursuant to an agreement dated December 31, 2000, ManUSA purchased from MRL-LLC all of MRL-LLC's 21.6% interest in MWLH. In exchange, ManUSA transferred 167,268 of its common shares to MRL-LLC and forgave a promissory note owed by MRL-LLC amounting to $52 plus accrued interest. The result was a $22 addition to the Company's contributed surplus. As well, the agreement permitted the use of estimates in determining the value of shares exchanged until a final valuation of the respective companies was performed. This valuation was completed in 2001 resulting in an additional 17,162 shares transferred from ManUSA to MRL-LLC. There was no addition to the Company's contributed surplus.

         ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

         Net income (loss) and capital and surplus, as determined in accordance with statutory accounting principles for ManUSA and its life insurance subsidiaries were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                       2001          2000          1999
---------------------------------------------------------------------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.):
   Net income                                                   $    55       $   200       $   132
   Net capital and surplus                                        1,280         1,384         1,560
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA:
   Net loss                                                     $  (117)      $   (59)      $    (3)
   Net capital and surplus                                          212           152           171
THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA:
   Net (loss) income                                            $   (20)      $   (19)      $     6
   Net capital and surplus                                          100           120           137
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK:
   Net (loss) income                                            $   (26)      $    (3)      $     1
   Net capital and surplus                                           34            61            64
===================================================================================================

         In March 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company's life insurance subsidiaries use to prepare their statutory-basis financial statements. The states of domicile of these subsidiaries adopted Codification as the prescribed basis of accounting on which insurers must report their statutory-basis results. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification was reported as an increase to surplus in the statutory-basis financial statement of the respective life insurance subsidiaries. In total, statutory-basis surplus of the life insurance entities within the Company increased by $175.

         As a result of demutualization of MLI, an indirect parent, there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

9.       EMPLOYEE BENEFITS

    a)   EMPLOYEE RETIREMENT PLAN

         The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" ("the Plan"). Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year.

         Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized into income of the Company over the estimated average remaining service lives of the participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

         The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" ("the Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. The Internal Revenue Code does not restrict compensation nor does it limit benefits. Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

         Cash balance contribution credits vary by service, and interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit in the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he / she would have been entitled to under the Plan's benefit formula but for the limitation in Internal Revenue Code.

         At December 31, 2001, the projected benefit obligation to the participants of both the Plan and the Supplemental Plan was $78, which was based on an assumed interest rate of 7.25%. The fair value of the Plan assets totaled $72.

      b) 401(k) PLAN

         The Company sponsors a defined contribution 401(k) Savings Plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company contributed $1 for each of 2001, 2000, and 1999, respectively.

    c)   DEFERRED COMPENSATION PLAN

         The Company has deferred compensation incentive plans open to all branch managers and qualified agents. There are no stock option plans involving stock of ManUSA.

    d)   POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plans, the Company sponsors a postretirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2001, the benefit obligation of the postretirement benefit plan was $21, which was based on an assumed interest rate of 7.25%. This plan is unfunded.

    e) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLAN AND THE POSTRETIREMENT BENEFIT PLAN

         Information applicable to the Employee Retirement Plan and the Postretirement Benefit Plan as estimated by a consulting actuary for the December 31 year-end is as follows:

                                                                          EMPLOYEE            POSTRETIREMENT
                                                                         RETIREMENT              BENEFIT
AS OF DECEMBER 31                                                           PLAN                   PLAN
                                                                       -------------------------------------
(in millions)                                                          2001       2000       2001       2000
------------------------------------------------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year                                $(74)      $(68)      $(18)      $(17)
Service cost                                                             (3)        (2)        (1)        (1)
Interest cost                                                            (5)        (5)        (1)        (1)
Amendments                                                               --         (1)        --         --
Actuarial gain (loss)                                                    (1)        (3)        (1)        --
Benefits paid                                                             5          5          1          1
------------------------------------------------------------------------------------------------------------
Benefits obligation at end of year                                     $(78)      $(74)      $(20)      $(18)
------------------------------------------------------------------------------------------------------------
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year                         $ 81       $ 87       $ --       $ --
Actual return on plan assets                                             (6)        (2)        --         --
Employer contribution                                                     2          1          1          1
Benefits paid                                                            (5)        (5)        (1)        (1)
------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                               $ 72       $ 81       $ --       $ --
------------------------------------------------------------------------------------------------------------

Funded status                                                          $ (6)      $  7       $(21)      $(18)
Unrecognized transition asset                                            (6)        (9)        --         --
Unrecognized actuarial loss (gain)                                       30         16        (12)       (15)
Unrecognized prior service cost (recovery)                                3          3         --         --
------------------------------------------------------------------------------------------------------------
Net amount recognized                                                  $ 21       $ 17       $(33)      $(33)
------------------------------------------------------------------------------------------------------------

Amounts recognized in statement of financial position consist of:
   Prepaid benefit cost                                                $ 38       $ 34       $ --       $ --
   Accrued benefit liability                                            (22)       (21)       (33)       (33)
   Intangible asset                                                       1          1         --         --
   Accumulated other comprehensive income                                 4          4         --         --
------------------------------------------------------------------------------------------------------------
Net amount recognized                                                  $ 21       $ 18       $(33)      $(33)
------------------------------------------------------------------------------------------------------------

                                            EMPLOYEE                 POSTRETIREMENT
                                           RETIREMENT                    BENEFIT
                                              PLAN                        PLAN
                                       ----------------------------------------------
AS OF DECEMBER 31                      2001          2000          2001          2000
-------------------------------------------------------------------------------------
WEIGHTED AVERAGE ASSUMPTIONS
Discount rate                          7.25%         7.25%         7.25%         7.25%
Expected return on plan assets         9.00%         8.50%          n/a           n/a
Rate of compensation increase          5.00%         5.00%         5.00%         5.00%

         On December 31, 2001, the accrued postretirement benefit cost was $21. The postretirement benefit obligation for eligible active employees was $3. The amount of the postretirement benefit obligation for ineligible active employees was $6. For measurement purposes as of December 31, 2001, a 7.5% and 9.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002 for pre-65 and post-65 coverages, respectively. These rates were assumed to decrease gradually to 5.0% in 2007 and 2011, respectively, and remain at that level thereafter.

                                                     EMPLOYEE         POSTRETIREMENT
                                                    RETIREMENT           BENEFIT
                                                       PLAN               PLAN
AS OF DECEMBER 31                                 ----------------------------------
(in millions)                                     2001      2000      2001      2000
------------------------------------------------------------------------------------
COMPONENTS OF NET PERIODIC (BENEFIT) COST FOR
   PLAN SPONSOR
Service cost                                       $ 3       $ 2       $ 1       $ 1
Interest cost                                        5         5         1         1
Expected return on plan assets                      (7)       (7)       --        --
Amortization of net transition obligation           (2)       (2)       --        --
Recognized actuarial loss (gain)                    --        --        (1)       (1)
------------------------------------------------------------------------------------
NET PERIODIC (BENEFIT) COST                        $(1)      $(2)      $ 1       $ 1
====================================================================================

         The projected benefit obligation in excess of plan assets, the accumulated benefit obligation in excess of plan assets, and the fair value of plan assets for the Supplemental Plan were $23, $22, and $0 respectively as of December 31, 2001 and $22, $21, and $0 respectively as of December 31, 2000.

         Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2001 values:


                                                   1-PERCENTAGE-POINT    1-PERCENTAGE-POINT
(in millions)                                           INCREASE              DECREASE
-------------------------------------------------------------------------------------------
Effect on total of service and interest cost
components                                               $   --                $   --
Effect on postretirement benefit obligation              $    3                $   (2)
-------------------------------------------------------------------------------------------

10.      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses a variety of off-balance sheet derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

         The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

         The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk and to alter exposures arising from mismatches between assets and liabilities. Since the interest payments are in different currencies, there are no netting arrangements between counter-parties. These instruments are regarded as fair value hedges.

         The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obligates the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

         These instruments are designated and effective as hedges, as there is a high correlation between changes in market value of the derivative and the underlying hedged item at inception and over the life of the hedge.

         The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in a loss and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

         Outstanding derivative instruments with off-balance sheet risks are as follows:


                                     NOTIONAL OR CONTRACT
                                            AMOUNTS              CARRYING VALUE             FAIR VALUE
AS AT DECEMBER 31                           -------              --------------             ----------
($ millions)                           2001        2000        2001         2000         2001         2000
-----------------------------------------------------------------------------------------------------------
Interest rate & currency swaps &
floors                                $1,098      $1,008      $    2       $    5       $    2       $    5

Interest rate option written              22          22          (1)          --           (1)          --

Equity Contracts                          37          68          --           (1)          --           (1)

Currency forwards                        851       1,125         (10)           5          (10)           5
-----------------------------------------------------------------------------------------------------------
TOTAL DERIVATIVES                     $2,008      $2,223      $   (9)      $    9       $   (9)      $    9
===========================================================================================================

         Fair value of off-balance sheet derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

11.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of the Company's financial instruments at December 31, 2001 were as follows:



($ millions)                                  CARRYING VALUE    FAIR VALUE
--------------------------------------------------------------------------
ASSETS:
   Fixed-maturity and equity securities          $10,953          $10,953
   Mortgage loans                                  1,675            1,783
   Policy loans                                    2,226            2,226
   Separate account assets                        30,217           30,217

LIABILITIES:
   Insurance investment contracts                $ 1,699          $ 1,698
   Derivative financial instruments                    9                9
   Separate account liabilities                   30,217           30,217
--------------------------------------------------------------------------


         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED-MATURITY AND EQUITY SECURITIES: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

         MORTGAGE LOANS: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

         POLICY LOANS:  Carrying values approximate fair values.

         DERIVATIVE FINANCIAL INSTRUMENTS: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

         INSURANCE INVESTMENT CONTRACTS: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, was estimated using cash flows discounted at market rates.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The carrying amounts in the balance sheet for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

12.      RELATED PARTY TRANSACTIONS

         The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $216 in 2001. Prior to 2001, the agreements were with MLI. Costs incurred under these agreements were $243 and $194 for 2000 and 1999, respectively.

         MFC also provides a claims paying guarantee to certain U.S. policyholders.

         On September 23, 1997, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited ("MRL"), an affiliated life insurance company domiciled in Bermuda, to reinsure a closed block of participating life insurance business. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRL under the terms of the agreement. Included in amounts due from affiliates is $506 (2000 - $568) representing the receivable from MRL for the transferred assets.

         The Company loaned $20 to MRL pursuant to a promissory note dated September 29, 2000. The loan is due on September 29, 2005 with interest calculated at 7.30% per annum, payable quarterly starting December 15, 2000.

         Pursuant to a promissory note dated June 12, 2000, the Company loaned $7 to MRL. Principal and accrued interest are payable on June 12, 2003. Interest on the loan calculated at 7.65% is payable semi-annually starting August 1, 2000.

         Pursuant to a grid promissory note and a credit agreement dated December 19, 2000, the Company received a loan of $250 ($375 Canadian) from an affiliate, Manulife Hungary Holdings KFT ("MHH"). The maturity date with respect to any advances is set at 365 days after the date of the advancement. Interest on the loan is calculated at the fluctuating rate to be equivalent to LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The loan has been renewed until December 19, 2002. On August 7, 2001, the Company repaid $100 ($150 Canadian) of this loan.

         Pursuant to a grid promissory note and a credit agreement dated August 7, 2001, MNA received a loan of $100 ($150 Canadian) from MHH. The maturity date with respect to any advances is set at 365 days after the date of the advancement. Interest on the loan is calculated at the fluctuating rate to be equivalent to LIBOR plus 32.5 basis points and is payable quarterly starting December 28, 2001.

         Pursuant to a grid promissory note dated May 11, 2001, the Company loaned $20 to MRL. Principal and accrued interest are payable on May 11, 2006. Interest on the load is calculated at an annual rate of interest equal to LIBOR plus 60 basis points annually starting June 15, 2001.

13.      REINSURANCE

         In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         The effects of reinsurance on premiums with unrelated insurance companies were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001        2000        1999
------------------------------------------------------------------
Direct premiums                      $ 969       $ 963       $ 976

Reinsurance assumed                     14          14          12

Reinsurance ceded                     (189)       (163)       (107)
------------------------------------------------------------------
TOTAL PREMIUMS                       $ 794       $ 814       $ 881
------------------------------------------------------------------

         Reinsurance recoveries on ceded reinsurance contracts were $204, $187, and $33 during 2001, 2000 and 1999, respectively.

14.      CONTINGENCIES & COMMITMENTS

         The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

         During the year, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease provide for adjustments in future periods with the minimum aggregate rental commitments for the next five years as follows: $0 for 2002 and 2003, and $2 for 2004 and thereafter. There was no other material operating leases in existence as at the end of 2001.

15.      SUBSEQUENT EVENT

         Effective on January 1, 2002, all of the operations of MRC and all of the operations of MNA were merged with and into the operations of ManUSA. On the same day, all of the inforce operations of MLA were transferred to the Company by way of an assumption reinsurance agreement and dividend declarations. As a result of this reorganization, products previously sold and administered under the name of MRC, MNA, and MLA are now offered and administered under the name of ManUSA. Under the new organizational structure, surplus of the Company would increase by approximately $369.

         Also on January 1, 2002, the operations of Manulife-Wood Logan Holding Co., Inc., Manulife Wood Logan, Inc., and Manulife Holding Corporation, all subsidiaries of ManUSA, were liquidated into the Company.

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

                              Old Name                                                        New Name
NASL Variable Account                                        The Manufacturers Life Insurance Company of North America
                                                             Separate Account A

North American Security Life Insurance Company               The Manufacturers Life Insurance Company of North America

The following name changes took place November 1, 1997:

                              Old Name                                                        New Name

NAWL Holding Co., Inc.                                       Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

                              Old Name                                                        New Name

Wood Logan Associates, Inc.                                  Manulife Wood Logan, Inc.


On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002:

      The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets including the assets of Separate Account A.

                                    * * * * *

Item 24.  Financial Statements and Exhibits

(a)   Financial Statements

      (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). FILED HEREWITH

      (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). FILED HEREWITH

(b)   Exhibits


(1)   (i)   Resolution of the Board of Directors of North American Security Life
            Insurance Company (U.S.A.) establishing The Manufacturers Life
            Insurance Company Separate Account H - Incorporated by reference to
            Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-71072, filed January 2, 2002 (the
            "Pre-Effective Amendment")

(2)   Agreements for custody of securities and similar investments - Not
      Applicable.

(3)   (i)   Form of Underwriting Agreement between North American Security Life
            Insurance Company (Depositor) and NASL Financial Services, Inc.
            (Underwriter) -- Incorporated by reference to Exhibit (b)(3)(i) to
            Form N-4, file number 33-76162, filed March 1, 1999.

      (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

      (iii) Form of Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

      (iv)  Form of broker-dealer Agreement - Previously filed as Exhibit
            (3)(iv) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

(4)   (i)   Form of Specimen Flexible Purchase Payment Individual Deferred
            Variable Annuity Contract, Non-Participating - Incorporated by reference to Exhibit (b)(4)(i) to registration statement on Form N-4
            (File No. 333-24657), filed April 7, 1997.

      (ii) Form of Specimen Endorsement to Contract: Fixed Account Endorsement--Incorporated by reference to Exhibit (b) (4) (ii) to registration statement on Form N-4 (File No. 333-24657) filed February 26, 1998

      (iii) Form of Death Benefit Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(A)(2) to Form N-4, file number 33-76162, filed February 25, 1998.

      (iv) Form of Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 33-76162, filed March 1, 1999.

      (v) Form of Guaranteed Income Rider Endorsement - Incorporated by reference to Exhibit (b)(4)(v) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.

      (vi) Form of Enhanced Death Benefit Rider Endorsement - Incorporated by reference to Exhibit (b)(4)(vi) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.

(5)   (i)   Form of Specimen Application for Flexible Purchase Payment
            Individual Deferred Combination Fixed and Variable Annuity Contract,
            Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed
            February 28, 2000.

      (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit
            (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

(6)   (i)   Restated Articles of Redomestication of The Manufacturers Life
            Insurance Company (U.S.A.) - Incorporated by reference to Exhibit
            A(6) to the registration statement on Form S-6 filed July 20, 2000
            (File No. 333-41814).

      (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

      (iii) By-laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

(7)   (i)   Form of Variable Annuity Reinsurance Agreement Contract between
            North American Security Life Insurance Company and Connecticut
            General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

      (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

      (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

      (iv) Form of Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.


      (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit(7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.






            i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.






            ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.






            iii. Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.






      (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.






      (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.






     (viii) Form of Automatic Reinsurance Agreement (Agreement 2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.






            (i) Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.






      (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.


(8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

      (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

      (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000

      (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

      (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of America - Previously filed as Exhibit (8)(iv) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

(9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.

(10)  Written consent of Ernst & Young LLP, independent auditors - FILED
      HEREWITH

(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

(13) Schedules of computation,-- Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)  Financial Data Schedule - Not Applicable.

(15). Powers of Attorney

      (i) (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

      (ii)  Powers of Attorney (John Ostler) - Previously filed as Exhibit
            (15)(ii) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

      (iii) Powers of Attorney (Jim Boyle, John Lyon) - Previously filed as Exhibit (15)(iii) to initial registration statement on Form N-4, file no. 333-71072, filed October 5, 2001.

      (iv)  Power of Attorney (Steven Mannik) - FILED HEREWITH


Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

John D. DesPrez III**               Director and Chairman of the Board of Directors, President
James Boyle***                      Director
Robert A. Cook**                    Senior Vice President, U.S. Insurance; Director
Peter Copestake*                    Vice President, Finance
James D. Gallagher**                Vice President, Secretary and General Counsel
Donald Guloien*                     Executive Vice President and Chief Financial Officer
Geoffrey Guy*                       Director
John Lyon*                          Vice President and Chief Financial Officer, Investments; Director
James O'Malley*                     Senior Vice President, U.S. Group Pension; Director
Rex Schlaybaugh, Jr.*               Director
John Ostler*                        Vice President and Chief Financial Officer
Warren Thomson*                     Senior Vice President, Investments
Denis Turner*                       Vice President and Treasurer
Steven Mannik*                      Director

* Principal business address is Manulife Financial, 200 Bloor Street, Toronto, Ontario Canada M4W 1E5.

** Principal business address is Manulife Financial, 73 Tremont Street, Boston, MA 02116.

*** Principal business address is Manulife Financial, 500 Boylston Street, Boston, MA 02116


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART
                              AS OF JANUARY 1, 2002


                                                                                   LEGAL ID        % OF      JURISDICTION OF
AFFILIATE                                                                                         EQUITY      INCORPORATION
------------------------------------------------------------------------------------------------------------------------------
MANULIFE FINANCIAL CORPORATION                                                          2            100            CANADA
  The Manufacturers Life Insurance Company                                              1            100            Canada
     Manulife Bank of Canada                                                           58            100            Canada
     Manulife Financial Services Inc.                                                 190            100            Canada
     Manulife Securities International Ltd.                                            79            100            Canada
     Enterprise Capital Management Inc.                                                               20            Ontario
     Cantay Holdings Inc.                                                              51            100            Ontario
     994744 Ontario Inc.                                                              122            100            Ontario

     DomLife Realty Limited                                                           108            100            Canada
     Innova LifeSciences Corporation                                                                  16.01         Ontario
     1293319 Ontario Inc.                                                             170            100            Ontario
     Manulife International Capital Corporation Limited                               135            100            Ontario
       Golf Town Canada Inc.                                                          145             63.96         Canada
       Regional Power Inc.                                                            136             80            Ontario
                           ADDALAM POWER CORPORATION(1)                                               50            Philippines
       VFC Inc.                                                                                       25            Canada
       Luxell Technologies Inc.                                                                       12.57         Ontario
       MDR Switchview Global Networks Inc.                                                            10.45         Canada
     NAL Resources Management Limited                                                 120            100            Canada
     Seamark Asset Management Ltd.                                                    118             35.01         Canada
     First North American Insurance Company                                           111            100            Canada
     MLI Resources Inc.                                                               194            100            Alberta
     3426505 Canada Inc.                                                              161            100            Canada
     NAL Resources Limited                                                            117            100            Alberta
     FNA Financial Inc.                                                               115            100            Canada
       Elliot & Page Limited                                                          116            100            Ontario
     3550435 Canada Inc.                                                              107            100            Canada
       MFC Insurance Company Limited                                                  106            100            Canada
     The Manufacturers Investment Corporation                                          87            100            Michigan
       Manulife Reinsurance Limited                                                    67            100            Bermuda
       The Manufacturers Life Insurance Company (U.S.A.)                               19            100            Michigan
         Manufacturers Securities Services, LLC                                        97             90(2)         Delaware
         The Manufacturers Life Insurance Company of New York                          94            100            New York
         Manulife Financial Securities, LLC                                             5            100            Delaware
         Thornhill Leasing Investments, LLC                                                           90            Delaware
         ESLS Investment Limited, LLC                                                 167             25            Ohio
         Ironside Venture Partners II LLC                                             197            100            Delaware
         Ironside Venture Partners I LLC                                              196            100            Delaware
           NewRiver Investor Communications Inc.                                                      14.67         Delaware
         The Manufacturers Life Insurance Company of America                           17            100            Michigan
         ManuLife Service Corporation                                                   7            100            Colorado
         Manulife Property Management of Washington, D.C., Inc.                                      100            Wash., D.C.

                                                                                   LEGAL ID        % OF      JURISDICTION OF
AFFILIATE                                                                                         EQUITY      INCORPORATION
------------------------------------------------------------------------------------------------------------------------------
         Manulife Capital Corporation                                                 144            100            Delaware
           MF Private Capital Securities, Inc.                                        119            100            Delaware
           MCC Asset Management, Inc.                                                 186            100            Delaware
         Manufacturers Adviser Corporation                                              6            100            Colorado
         Manulife Leasing Co., LLC                                                                    80            Delaware
         Cavalier Cable Inc.                                                                         100            Delaware
         Ennal, Inc.                                                                  124            100            Ohio
         Dover Leasing Investments, LLC                                                               99            Delaware
         Flex Holding, LLC                                                                            27.7          Delaware
           Flex Leasing I, LLC                                                                        99.99         Delaware
         Flex Leasing II, LLC                                                                         19.6          Delaware
     Manulife International Investment Management Limited                              64            100            U.K.
       Manulife International Fund Management Limited                                                100            U.K.
     WT (SW) Properties Ltd.                                                           82            100            U.K.
     Manulife Europe Ruckversicherungs-Aktiengesellschaft                             138            100            Germany
     Manulife International Holdings Limited                                          152            100            Bermuda
       Manulife Provident Funds Trust Company Limited                                 163            100            Hong Kong
       Manulife Funds Direct (Barbados) Limited                                        78            100            Barbados
         P.T. Manulife Aset Manajemen Indonesia                                                       55            Indonesia
         Manulife Funds Direct (Hong Kong) Limited                                                   100            Hong Kong
       Manulife (International) Limited                                                28            100            Bermuda
         The Manufacturers (Pacific Asia) Insurance Company Limited                    61            100            Hong Kong
                           MANULIFE CONSULTANTS LIMITED                                              100            Hong Kong
                           MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                                  100            Hong Kong
         Manulife Financial Management Limited                                                       100            Hong Kong
         Manulife Financial Group Limited                                                            100            Hong Kong
         Manulife Financial Investment Limited                                                       100            Hong Kong
         Manulife-Sinochem Life Insurance Co. Ltd.                                     43             51            China
     Manulife (Vietnam) Limited                                                       188            100            Vietnam
     The Manufacturers Life Insurance Co. (Phils.), Inc.                              164            100            Philippines
       Manulife Financial Plans, Inc.                                                 187            100            Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                                             42             71            Indonesia
       P.T. Buanadaya Sarana Informatika                                                             100            Indonesia
                  P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                                              100            Indonesia
     OUB Manulife Pte. Ltd.                                                            14             50            Singapore
     MIL Holdings (Bermuda) Limited                                                   147            100            Bermuda
       ManuLife (International) Reinsurance Limited                                    34            100            Bermuda
                           MANUFACTURERS LIFE REINSURANCE LIMITED                      49            100            Barbados
         Manulife Management Services Ltd.                                            191            100            Barbados
         Manufacturers P&C Limited                                                     36            100            Barbados
     Manulife European Holdings (Alberta) Limited                                     146            100            Alberta
       Manulife Hungary Holdings KFT                                                  149             99(3)         Hungary

                                                                                        LEGAL ID      % OF        JURISDICTION OF
AFFILIATE                                                                                              EQUITY       INCORPORATION
     Manulife Century Investments (Alberta) Inc.                                            171         100            Alberta
       Manulife Life Insurance Company                                                      180          35(4)         Japan
       Manulife Century Investments (Bermuda) Limited                                       172         100            Bermuda
         Manulife Century Investments (Luxembourg) S.A.                                     173         100            Luxembourg
           Manulife Century Investments (Netherlands) B.V.                                  174         100            Netherlands
             Daihyaku Manulife Holdings (Bermuda) Limited                                   175         100            Bermuda
             Manulife Century Holdings (Netherlands) B.V.                                   195         100            Netherlands
                Kyoritsu Confirm Co., Ltd.                                                  179          90.9(5)       Japan
                Manulife Premium Collection Co., Ltd.                                       178          57(6)         Japan
     Manulife Holdings (Hong Kong) Limited                                                   15         100            Hong Kong
     Manulife (Malaysia) SDN.BHD.                                                            74         100            Malaysia
     Manulife Financial Systems (Hong Kong) Limited                                          53         100            Hong Kong
     Chinfon-Manulife Insurance Company Limited                                              59          60            Bermuda
     MF Leasing (Canada) Inc.                                                               169         100            Ontario
     Manulife Data Services Inc.                                                             81         100            Barbados
     Manucab Ltd.                                                                            30         100            Canada



(1)   Inactive subsidiaries are noted in italics.



(2) 10% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.



(3) 1% of Manulife Hungary Holdings KFT is owned by Manulife Century Investments (Alberta) Inc.



(4) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.



(5) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.



(6) 10% of Manulife Premium Collection Co., Ltd. is owned by Manulife Life Insurance Company.



Item 27.  Number of Contract Owners.


As of April 3, 2002, there were 45,269 qualified contracts and 3,251 non-qualified contracts of the series offered hereby outstanding.


Item 28.  Indemnification.

Article XII of the Restated Articles of Redomestication of the Company provides as follows:

No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

iv) a transaction from which the director derived an improper personal benefit; or

v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this
Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.       Name of Investment Company                  Capacity In which acting
         --------------------------                  ------------------------
The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account H


The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account I

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account J

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account K

         Name of Investment Company                  Capacity in which acting
         --------------------------                  ------------------------
The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account M

The Manufacturers Life Insurance                     Principal Underwriter
Company of New York
Separate Account A

The Manufacturers Life Insurance                     Principal Underwriter
Company of New York
Separate Account B


      b. The Manufacturers Life Insurance Company (U.S.A.) is the sole member of Manulife Financial Securities, LLC (MFS LLC) and the following officers of The Manufacturers Life Insurance Company (U.S.A.) have power to act on behalf of Manulife Financial Securities, LLC: John DesPrez* (Chairman and President), John Ostler** (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President , Secretary and General Counsel) The board of managers of MFS LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of MFS LLC.

* Principal business office is 73 Tremont Street, Boston, MA  02108

** Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

*** Principal business office is 680 Washington Blvd, Stamford, CT  06901


c.    None.

Item 30.  Location of Accounts and Records.

All books and records are maintained at 500 Boylston Street, Suite 400 Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.

Item 31.  Management Services.

None.

Item 32.  Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and have caused this post-effective amendment to the Registration Statement to be signed on its behalf in the City of Boston, Massachusetts, on this 25th day of April, 2002.


SEPARATE ACCOUNT H OF
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
(Registrant)

By:  THE MANUFACTURERS LIFE INSURANCE
     COMPANY (U.S.A.)
     (Depositor)


By:  /s/John D. DesPrez III
     ----------------------
     John D. DesPrez III
     President


      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this post-effective amendment to the Registration Statement to be signed by the undersigned on the 25th day of April, 2002 in the City of Boston, Massachusetts.



THE MANUFACTURERS LIFE
INSURANCE COMPANY (U.S.A.)


By:  /s/John D. DesPrez III
     ----------------------
     John D. DesPrez III
     President

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 25th day of April, 2002.




Signature                                                              Title
---------                                                              -----

/s/John D. DesPrez III                                                 Chairman and President
------------------------                                               (Principal Executive Officer)
John D. DesPrez  III


*                                                                      Executive Vice President and
-----------------------                                                (Chief Financial Officer)
John Ostler


*                                                                      Director
-----------------------
James Boyle


*                                                                      Director
-----------------------
Robert A. Cook


*                                                                      Director
-----------------------
Geoffrey Guy


*                                                                      Director
-----------------------
Steve Mannik


*                                                                      Director
-----------------------
James O'Malley

*                                                                      Director
-----------------------
John Lyon

*                                                                      Director
-----------------------
Rex Schlaybaugh, Jr.


*/s/James D. Gallagher
-----------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney

                                  EXHIBIT INDEX


Exhibit No.                Description
-----------                -----------
10)                        Consent of Ernst & Young LLP

(15)(iv)                   Power of Attorney - Steven Mannik